As filed electronically with the Securities and Exchange Commission on
                                                                      5 May 2006
                                               Securities Act File No.  33-64915
                                        Investment Company Act File No. 811-7447

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 42

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 45
                                             ----

                           HARRIS INSIGHT FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                    760 Moore Road, King of Prussia, PA 19406
           (Address of Principal Executive Offices including Zip Code)

                        -------------------------------

        Registrant's Telephone Number, including Area Code: 610.239.4590

       Name and Address of Agent for Service:                       Copies to:

       Thomas J. Ryan                        Cameron S. Avery, Esq.     and      Timothy Kane, Esq.
       Harris Insight Funds Trust            Bell, Boyd & Lloyd LLC              Harris N.A.
       PFPC Inc.                             Three First National Plaza          111 West Monroe Street
       400 Bellevue Parkway                  70 West Madison Street              21st Floor East
       Wilmington, DE 19809                  Chicago, IL  60602-4207             Chicago, IL 60603

It is proposed that this filing will become effective:

   [ ] immediately upon filing pursuant to paragraph (b)

   [ ] on May 1, 2006 pursuant to paragraph (b)

   [X] 60 days after filing pursuant to paragraph (a)(1)

   [ ] on _____________ pursuant to paragraph (a)(1)

   [ ] 75 days after filing pursuant to paragraph (a)(2)

   [ ] on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              PHOENIX
              INSIGHT FUNDS TM


                                    A SHARES

                                    N SHARES


                           MAY _____, 2006 PROSPECTUS


    PHOENIX INSIGHT EQUITY FUNDS          PHOENIX INSIGHT FIXED INCOME FUNDS

           Balanced Fund                               Bond Fund
          Core Equity Fund                       High Yield Bond Fund
       Emerging Markets Fund               Intermediate Government Bond Fund
            Equity Fund                    Intermediate Tax-Exempt Bond Fund
             Index Fund                      Short/Intermediate Bond Fund
         International Fund                      Tax-Exempt Bond Fund
     Small-Cap Opportunity Fund
        Small-Cap Value Fund              PHOENIX INSIGHT MONEY MARKET FUNDS

                                             Government Money Market Fund
                                                   Money Market Fund
                                             Tax-Exempt Money Market Fund


 AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
       APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER
          THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                    PHOENIX INSIGHT EQUITY FUNDS
                    Introduction to Equity Funds             PAGE _
                                   Balanced Fund                  _
                                Core Equity Fund                  _
                           Emerging Markets Fund                  _
                                     Equity Fund                  _
                                      Index Fund                  _
                              International Fund                  _
                      Small-Cap Opportunity Fund                  _
                            Small-Cap Value Fund                  _
                             Risk Considerations                  _
                               Fees and Expenses                  _

              PHOENIX INSIGHT FIXED INCOME FUNDS
              Introduction to Fixed Income Funds                  _
                                       Bond Fund                  _
                            High Yield Bond Fund                  _
               Intermediate Government Bond Fund                  _
               Intermediate Tax-Exempt Bond Fund                  _
                    Short/Intermediate Bond Fund                  _
                            Tax-Exempt Bond Fund                  _
                             Risk Considerations                  _
                               Fees and Expenses                  _

              PHOENIX INSIGHT MONEY MARKET FUNDS
              Introduction to Money Market Funds                  _
                    Government Money Market Fund                  _
                               Money Market Fund                  _
                    Tax-Exempt Money Market Fund                  _
                             Risk Considerations                  _
                               Fees and Expenses                  _

                              INVESTMENT ADVISER                  _

                              PORTFOLIO MANAGERS                  _

                          PRICING OF FUND SHARES                  _

                            SHAREHOLDER SERVICES                  _

                DIVIDENDS AND TAX CONSIDERATIONS                  _

                       DISTRIBUTION ARRANGEMENTS                  _

               MASTER FUND/FEEDER FUND STRUCTURE                  _

                                   TERMS TO KNOW                  _

                            FINANCIAL HIGHLIGHTS                  _

                          PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.

Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page _.

                                  BALANCED FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide current income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets. The Fund may invest in the equity securities of companies of any size.

The Fund's sub-adviser reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of Russell 1000 Index and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Allocation risk

o   Credit risk

o   Interest rate risk

o   Manager risk

o   Market risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)

(AS OF 12/31 EACH YEAR)

   1998     1999       2000     2001     2002     2003       2004     2005
  8.29%    -1.52%     12.03%    0.88%   -9.18%   19.04%     13.04%   7.18%


Best Quarter:  Q2 2003  8.95%      Worst Quarter:  Q3 2002  -8.32%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                       Life of Fund
                                                                  1 Year     5 Years     (4/16/97)
BALANCED FUND
A Shares (at Public Offering Price or "POP")                       1.26%      4.54%        6.88%
N Shares
  Return Before Taxes                                              7.18%      5.73%        7.78%
  Return After Taxes on Distributions                              5.23%      4.72%        6.06%
  Return After Taxes on Distributions and Sale of Fund Shares      5.92%      4.43%        5.83%
RUSSELL 1000 INDEX                                                 6.27%      1.07%        8.01%
LEHMAN BROTHERS AGGREGATE BOND INDEX                               2.43%      5.87%        6.71%


1 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON FEBRUARY 10, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE ______________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                                CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The Fund's sub-adviser selects securities that are considered to be undervalued and to represent growth opportunities. The sub-adviser considers many factors, but there is a focus on a company's sales, earnings and valuation.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

 1996    1997    1998    1999    2000    2001     2002     2003    2004     2005
28.60%  32.54%  24.68%  16.22%  -7.89%  -12.56%  -23.73%  30.20%  13.04%   8.75%


Best Quarter:  Q4 1998  22.65%   Worst Quarter: Q3 2002  -15.77%

AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                         Life of Fund
                                                                  1 Year     5 Years       (4/19/96)
CORE EQUITY FUND
A Shares (at POP)                                                 2.72%       0.19%          8.14%
N Shares
  Return Before Taxes                                             8.75%       1.31%          8.79%
  Return After Taxes on Distributions                             5.76%       0.34%          7.41%
  Return After Taxes on Distributions and Sale of Fund Shares     7.07%       0.80%          7.24%
S&P 500 STOCK INDEX                                               4.91%       0.54%          8.64%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS, N.A. (HARRIS) WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 9.28% FOR 10 YEARS. THE PERFORMANCE OF THE S&P 500 STOCK INDEX FOR THE SAME PERIOD IS 9.07%.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON FEBRUARY 5, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE __________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries.. The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Currency rate risk

o   Emerging markets risk

o   Foreign securities risk

o   Geographic concentration risk

o   Manager risk

o   Market risk

o   Small company risk

o   Value stocks risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

     1998       1999      2000     2001     2002     2003     2004     2005
    -31.50%    64.06%   -29.02%   -0.33%   -2.36%   50.70%   19.71%   30.99%


Best Quarter:  Q4 1999  32.38%     Worst Quarter: Q2 1998  -27.18%

AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                          Life of Fund
                                                                      1 Year    5 Years    (10/21/97)
EMERGING MARKETS FUND
A Shares (at POP)                                                     23.90%    16.75%        4.93%
N Shares
  Return Before Taxes                                                 30.99%    18.12%        5.63%
  Return After Taxes on Distributions                                 28.30%    17.40%        5.24%
  Return After Taxes on Distributions and Sale of Fund Shares         23.64%    16.02%        4.90%
MSCI EMERGING MARKETS FREE INDEX                                      34.54%    19.44%        9.30%

1 PERFORMANCE SHOWN IS THE PERFORMANCE OF HANSBERGER GLOBAL INVESTORS, INC., THE FUND'S SUB-ADVISER PRIOR TO ___________, 2006.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON AUGUST 12, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE ______________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                                   EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation and current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The Fund's sub-adviser selects stocks that are representative of the companies found within the Russell 1000 Value Index in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the Russell 1000 Value Index

o   Maintain a risk level approximating that of the Russell 1000 Value Index

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)

(AS OF 12/31 EACH YEAR)

 1996    1997     1998    1999   2000    2001     2002     2003    2004    2005
24.15%  35.45%   13.42%  -1.74%  8.18%  -3.36%   -21.10%  28.29%  17.91%  12.31%


Best Quarter:  Q4 1998  18.66%   Worst Quarter:  Q3 2002  -16.20%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                   1 Year    5 Years   10 Years
EQUITY FUND
A Shares (at POP)                                                   5.99%      4.12%      9.45%
N Shares
  Return Before Taxes                                              12.31%      5.31%     10.14%
  Return After Taxes on Distributions                              10.80%      4.75%      7.75%
  Return After Taxes on Distributions and Sale of Fund Shares       9.66%      4.44%      7.79%
RUSSELL 1000 VALUE INDEX                                            7.05%      5.28%     10.94%

1 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON FEBRUARY 12, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE _____________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                                   INDEX FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide the return and risk characteristics of the S&P 500.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The Fund's sub-adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index while not necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. On a regular basis, the sub-adviser compares the Fund's performance to that of the S&P 500. The sub-adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Leverage risk

o   Manager risk

o   Market risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES  1 (Fig. 1)

(AS OF 12/31 EACH YEAR)


 1996      1997     1998     1999     2000     2001      2002      2003     2004     2005
22.47%    32.51%   27.88%   20.14%   -9.55%   -12.57%   -22.43%   27.82%   10.21%    5.15%



Best Quarter:  Q4 1998  21.17%   Worst Quarter:  Q3 2002  -17.14%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                          Life of Fund
                                                                      1 Year    5 Years     (4/19/96)
INDEX FUND
N Shares
  Return Before Taxes                                                 5.15%      0.09%        8.24%
  Return After Taxes on Distributions                                 2.69%     -1.16%        6.95%
  Return After Taxes on Distributions and Sale of Fund Shares         6.65%     -0.15%        6.86%
S&P 500 STOCK INDEX                                                   4.91%      0.54%        8.64%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND (AND, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND) MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR COMMON TRUST FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 8.52% FOR 10 YEARS. THE PERFORMANCE OF THE S&P 500 STOCK INDEX FOR THE SAME PERIOD IS 9.07%.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Currency rate risk

o   Foreign securities risk

o   Geographic concentration risk

o   Manager risk

o   Market risk

o   Value stocks risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)


1996     1997    1998     1999     2000      2001     2002      2003     2004      2005
4.89%   -5.21%  -4.84%   26.81%   -9.50%   -19.46%   -14.79%   40.19%   16.10%    13.40%



Best Quarter:  Q2 2003  20.83%     Worst Quarter:  Q3 2002  -20.14%


AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                           Life of Fund
                                                                      1 Year     5 Years     (3/13/96)
INTERNATIONAL FUND
A Shares (at POP)                                                      7.13%      2.88%        2.39%
N Shares
  Return Before Taxes                                                 13.40%      4.84%        3.46%
  Return After Taxes on Distributions                                 13.44%      4.91%        3.21%
  Return After Taxes on Distributions and Sale of Fund Shares          9.11%      4.32%        2.93%
MSCI EAFE INDEX                                                       14.02%      4.94%        6.19%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND (AND, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND) MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR COMMON TRUST FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 3.24% FOR 10 YEARS. THE PERFORMANCE OF THE MSCI EAFE INDEX FOR THE SAME PERIOD IS 6.18%.

      PERFORMANCE SHOWN IS THE PERFORMANCE OF HANSBERGER GLOBAL INVESTORS, INC., THE FUND'S SUB-ADVISER PRIOR TO __________, 2006.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON MARCH 5, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE _______________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The Fund seeks to invest in the securities of companies that the sub-adviser believes have growth potential. In selecting securities, the sub-adviser focuses on those companies that appear to have potential for sales growth but are attractively valued relative to the securities of comparable companies. The sub-adviser seeks maintain a risk level approximating that of the Russell 2000 Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

 1996     1997   1998    1999    2000    2001    2002      2003     2004   2005
18.53%   25.14%  0.99%  39.75%   6.51%  -9.83%  -14.85%   51.68%   23.85%  4.31%

Best Quarter:  Q4 1999   28.14%     Worst Quarter:  Q3 1998  -21.04%

AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                       Life of Fund
                                                                  1 Year     5 Years     (4/19/96)
SMALL-CAP OPPORTUNITY FUND
A Shares (at POP)                                                 -1.47%      7.29%       12.18%
N Shares
  Return Before Taxes                                              4.31%      8.51%       12.86%
  Return After Taxes on Distributions                              1.63%      7.37%       11.17%
  Return After Taxes on Distributions and Sale of Fund Shares      6.45%      7.28%       10.87%
RUSSELL 2000 INDEX                                                 4.55%      8.22%        8.78%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 12.87% FOR 10 YEARS. THE PERFORMANCE OF THE RUSSELL 2000 INDEX FOR THE SAME PERIOD IS 9.26%.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON MARCH 5, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE _______________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The sub-adviser seeks securities it considers to be undervalued at the time of purchase. The sub-adviser uses a value investment strategy that seeks companies that are attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the sub-adviser considers, among other things, price-to-earnings and price-to-book ratios. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Value Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

 1996     1997    1998   1999    2000     2001   2002      2003    2004     2005
14.50%   29.09%  -4.15%  0.22%  34.15%   5.36%  -12.98%   42.70%  28.59%   8.68%


Best Quarter:   Q2 2003  20.12%     Worst Quarter:  Q3 2002  -20.19%

AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                          Life of Fund
                                                                      1 Year    5 Years     (7/9/97)
SMALL-CAP VALUE FUND
A Shares (at POP)                                                     2.65%     11.54%       11.23%
N Shares
  Return Before Taxes                                                 8.68%     12.83%       12.00%
  Return After Taxes on Distributions                                 6.10%     11.28%       10.33%
  Return After Taxes on Distributions and Sale of Fund Shares         8.51%     10.75%        9.86%
RUSSELL 2000 VALUE INDEX                                              4.71%     13.55%       11.09%

1 THE FUND IS THE SUCCESSOR, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 13.32% FOR 10 YEARS. THE PERFORMANCE OF THE RUSSELL 2000 VALUE INDEX FOR THE SAME PERIOD IS 13.08%.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON AUGUST 18, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE ____________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------
The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


-------------------------------------------------------------------------------------------------------------------------
                                       Core     Emerging                                            Small-Cap   Small-Cap
RISKS FOR ONE             Balanced    Equity     Markets        Equity       Index  International  Opportunity    Value
OR MORE FUNDS               Fund       Fund       Fund           Fund         Fund       Fund         Fund        Fund
-------------------------------------------------------------------------------------------------------------------------
Allocation                    P
-------------------------------------------------------------------------------------------------------------------------
Counterparty                  O          O           O             O           O           O           O           O
-------------------------------------------------------------------------------------------------------------------------
Credit                        P                      O                                     O
-------------------------------------------------------------------------------------------------------------------------
Currency rate                 O                      P                                     P
-------------------------------------------------------------------------------------------------------------------------
Emerging Markets                                     P                                     O
-------------------------------------------------------------------------------------------------------------------------
Foreign securities            O          O           P             O                       P           O           O
-------------------------------------------------------------------------------------------------------------------------
Geographic concentration                             P                                     P
-------------------------------------------------------------------------------------------------------------------------
Industry concentration                               O                                     O
-------------------------------------------------------------------------------------------------------------------------
Interest rate                 P                      O                         O           O
-------------------------------------------------------------------------------------------------------------------------
Leverage                      O          O           O             O           P           O           O           O
-------------------------------------------------------------------------------------------------------------------------
Manager                       P          P           P             P           P           P           P           P
-------------------------------------------------------------------------------------------------------------------------
Market                        P          P           P             P           P           P           P           P
-------------------------------------------------------------------------------------------------------------------------
Prepayment                    P
-------------------------------------------------------------------------------------------------------------------------
Small company                 O                      P                                     O           P           P
-------------------------------------------------------------------------------------------------------------------------
Value Stocks                                         P                                     P
-------------------------------------------------------------------------------------------------------------------------
Volatility                    O          P           P             P           O           P           P           P
-------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

EMERGING MARKETS RISK

Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investments in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VALUE STOCKS RISK

Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically under perform when growth investing is in favor.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

    THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU
            BUY AND HOLD SHARES OF THE PHOENIX INSIGHT EQUITY FUNDS.


SHAREHOLDER FEES (fees paid directly from your investment)               A Shares     N Shares
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           5.50%*        None

MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
     NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)             1.00%*        None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None          None

REDEMPTION FEE                                                             2.00%**       2.00%**
---------------------------------------------------------------------------------------------------

* SALES CHARGE WAIVERS AND REDUCED SALES CHARGE PLANS ARE AVAILABLE FOR A SHARES. IF A SHARES PURCHASED WITHOUT AN INITIAL SALES CHARGE (PURCHASES OF $1,000,000 OR MORE) ARE REDEEMED WITHIN TWO YEARS AFTER PURCHASE, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% WILL BE APPLIED TO THE REDEMPTION. SEE SHAREHOLDER SERVICES - HOW TO BUY SHARES.

** TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% REDEMPTION FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE EQUITY FUNDS WITHIN 30 DAYS OF ACQUISITION.


                                    A SHARES

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


---------------------------------------------------------------------------------------------------------------------

                                           Core        Emerging                               Small-Cap    Small-Cap
                             Balanced     Equity       Markets       Equity   International  Opportunity     Value
---------------------------------------------------------------------------------------------------------------------
Management Fees                0.50%       0.70%        1.00%         0.70%        0.85%        0.75%        0.70%
Distribution and
Shareholder Servicing
(12b-1) Fees                   0.25        0.25         0.25          0.25         0.25         0.25         0.25
Other Expenses                 0.28        0.23         0.32          0.16         0.30         0.14         0.18
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             1.03%       1.18%        1.57%         1.11%        1.40%        1.14%        1.13%
---------------------------------------------------------------------------------------------------------------------


1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW INVESTMENT ADVISER, ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                              Emerging                                  Small-Cap     Small-Cap
                  Balanced     Core Equity     Markets        Equity    International   Opportunity      Value
----------------------------------------------------------------------------------------------------------------
One Year           $  649        $  664        $  701        $  657        $  685         $  660        $  659
----------------------------------------------------------------------------------------------------------------
Three Years           860           904         1,018           883           969            892           889
----------------------------------------------------------------------------------------------------------------
Five Years          1,087         1,163         1,358         1,128         1,274          1,143         1,138
----------------------------------------------------------------------------------------------------------------
Ten Years           1,740         1,903         2,315         1,827         2,137          1,860         1,849
----------------------------------------------------------------------------------------------------------------


                                    N SHARES

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


-------------------------------------------------------------------------------------------------------------------------
                                           Core     Emerging                                      Small-Cap    Small-Cap
                              Balanced    Equity    Markets     Equity    Index   International  Opportunity     Value
-------------------------------------------------------------------------------------------------------------------------
Management Fees                 0.50%      0.70%     1.00%       0.70%    0.20%      0.85%          0.75%        0.70%
Shareholder Servicing
Fees                            0.25       0.25      0.25        0.25     0.25       0.25           0.25         0.25
Other Expenses                  0.28       0.23      0.32        0.16     0.18%      0.30           0.14         0.18
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                        1.03%      1.18%     1.57%       1.11%    0.63%      1.40%          1.14%        1.13%
-------------------------------------------------------------------------------------------------------------------------


1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW INVESTMENT ADVISER, ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                Emerging                                         Small-Cap     Small-Cap
                     Balanced    Core Equity    Markets      Equity    Index    International   Opportunity      Value
-------------------------------------------------------------------------------------------------------------------------
One Year             $  105        $  120       $  160      $  113      $ 64       $  143          $  116        $  115
-------------------------------------------------------------------------------------------------------------------------
Three Years             328           375          496         353       202          443             362           359
-------------------------------------------------------------------------------------------------------------------------
Five Years              569           649          855         612       351          766             628           622
-------------------------------------------------------------------------------------------------------------------------
Ten Years             1,259         1,432        1,867       1,352       786        1,680           1,386         1,375
-------------------------------------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

These Funds invest primarily in bonds, which are debt instruments that normally --

      o   Pay a set amount of interest on a regular basis

      o   Repay the face amount, or principal, at a stated future date

      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies


Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page _.

                                    BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in bonds and similar fixed income securities.

The Fund's sub-adviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for Fund investment may be of any maturity or duration. Normally, the Fund's dollar weighted average duration will vary between two and eight years. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security's payment pattern. The sub-adviser may adjust the Fund's dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the sub-adviser may choose to move the Fund's dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the Fund's dollar-weighted average maturity will range between three and fifteen years.

Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. High portfolio turnover rates increase costs to the Fund, negatively affect Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Long-term maturities risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - A SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

1997      1998    1999     2000     2001     2002     2003     2004     2005
9.14%    6.86%   -1.16%   12.78%   8.05%    6.91%    3.67%    3.82%    2.29%


Best Quarter:  Q4 2000  4.98%   Worst Quarter:  Q2 2004  -2.40%


AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                           Life of Fund
                                                                      1 Year     5 Years     (4/22/96)
BOND FUND
A Shares (at POP)                                                     -2.40%       3.95%       5.37%
N Shares
  Return Before Taxes                                                  2.29%       4.92%       5.88%
  Return After Taxes on Distributions                                  0.75%       3.05%       3.61%
  Return After Taxes on Distributions and Sale of Fund Shares          1.48%       3.08%       3.61%
LEHMAN BROTHERS AGGREGATE BOND INDEX                                   2.43%       5.87%       6.64%


1 PERFORMANCE SHOWN IS THE PERFORMANCE OF HARRIS INVESTMENT MANAGEMENT, INC., THE FUND'S INVESTMENT ADVISER PRIOR TO ___________, 2006.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON FEBRUARY 18, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE __________________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                              HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. (Moody's) and "BBB" by Standard and Poor's Corporation (S&P). The Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. The Fund may also invest up to 20% of its assets in common stocks and convertible securities.

The Fund's sub-adviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The sub-adviser evaluates market conditions in the context of broad macroeconomic trends. It generally overweights those sector/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving.

The sub-adviser considers credit research an integral component of its higher quality high yield investment process. It invests across the credit rating spectrum with an emphasis on securities that are moving up the credit rating scale of a nationally recognized statistical rating organization and generally those rated Ba/BB and B/B by Moody's, Standard & Poor's or Fitch, at the time of investment. If after the time of investment a security's rating declines, the Fund is not obligated to sell the security.

Principally, securities are selected from a broad universe of domestic high yield corporate bonds, although the Fund may invest in other types of high yield securities.

The sub-adviser attempts to maintain the duration of the Fund at a level similar to that of its style benchmark. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. A high portfolio turnover rate increases transaction costs to the Fund, negatively affects Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Credit risk

o   Foreign securities risk

o   High yield securities (junk bond) risk

o   Income risk

o   Interest rate risk

o   Leverage risk

o   Long-term maturities risk

o   Manager risk

o   Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to those of broad measures of market performance, and includes the effects of current sales charges. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

 2000    2001    2002     2003     2004    2005
5.69%    7.89%   0.03%   17.66%   10.32%   1.78%


Best Quarter:  Q2 2005  2.06%    Worst Quarter:  Q1 2005  -1.76%

AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                           Life of Fund
                                                                 1 Year      (9/23/02)
HIGH YIELD BOND FUND
A Shares (at POP)                                                -2.92%        6.13%
N Shares
  Return Before Taxes                                             1.78%        6.89%
  Return After Taxes on Distributions                            -0.55%        5.25%
  Return After Taxes on Distributions and Sale of Fund Shares     1.16%        5.27%
BEAR STEARNS HIGH YIELD BOND INDEX                                1.79%        8.94%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE SEPTEMBER 23, 2002, TO A COLLECTIVE INVESTMENT FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR COLLECTIVE TRUST FUND FROM ITS INCEPTION ON JULY 12, 1999 UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND. THE FUND'S N SHARES RETURNS FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 7.28 % FOR FIVE YEARS AND 6.89% FOR LIFE OF FUND. THE PERFORMANCE OF THE BEAR STEARNS HIGH YIELD BOND INDEX FOR THE SAME PERIODS IS 8.72% AND 5.40%, RESPECTIVELY.

      PERFORMANCE SHOWN IS THE PERFORMANCE OF HIM-MONEGY, INC., THE FUND'S SUB-ADVISER PRIOR TO ________________, 2006.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A AND N SHARES ON MAY 1, 2004, REFLECTS PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES, ADJUSTED FOR A SHARES AND N SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN HE TABLE FOR A SHARES, FOR PERIODS BEFORE ______________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

o Securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only, and

o   Repurchase agreements collateralized by U.S. government securities

The Fund's sub-adviser may invest up to 20% of the Fund's assets in:

o   Asset-backed securities

o   Non-agency mortgage-backed securities

o   Corporate bonds

The dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

 1996    1997   1998     1999    2000     2001    2002    2003    2004    2005
 3.86%   7.56%  7.18%   -1.05%  12.90%   7.47%   10.12%   2.15%   2.79%   2.32%

Best Quarter:   Q3 2002   5.16%      Worst Quarter:  Q2 2004   -2.51%

AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                       Life of Fund
                                                                   1 Year    5 Years     (4/16/97)
INTERMEDIATE GOVERNMENT BOND FUND
A Shares (at POP)                                                 -1.34%      4.16%        5.44%
N Shares
  Return Before Taxes                                              2.32%      4.92%        5.85%
  Return After Taxes on Distributions                              0.78%      3.14%        3.75%
  Return After Taxes on Distributions and Sale of Fund Shares      1.52%      3.16%        3.72%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                 1.68%      4.82%        5.82%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 5.45% FOR 10 YEARS. THE PERFORMANCE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX FOR THE SAME PERIOD IS 5.50%.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON FEBRUARY 12, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE _____________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. This policy is fundamental and may only be changed by shareholder approval. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

Under normal market conditions, the Fund's investments will have a dollar-weighted average maturity in a range of three to ten years.

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Municipal market risk

o   Prepayment risk

o   Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

1996    1997    1998     1999     2000     2001   2002     2003    2004     2005
2.80%   6.14%   4.67%   -0.68%   10.94%   5.32%   9.55%   4.38%   2.76%    2.01%


Best Quarter:  Q3 2002  4.60%     Worst Quarter:  Q2 2004  -2.33%


AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                                       Life of Fund
                                                                   1 Year    5 Years     (3/13/96)
INTERMEDIATE TAX-EXEMPT BOND FUND
A Shares (at POP)                                                 -1.60%      4.02%        4.58%
N Shares
  Return Before Taxes                                              2.01%      4.77%        4.95%
  Return After Taxes on Distributions                              2.01%      4.77%        4.89%
  Return After Taxes on Distributions and Sale of Fund Shares      2.79%      4.70%        4.82%
LEHMAN BROTHERS 3-15 YEAR BLEND MUNICIPAL BOND INDEX               2.25%      5.18%        5.45%

1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05 INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 4.74% FOR 10 YEARS. PERFORMANCE OF THE LEHMAN BROTHERS 3-15 YEAR BLEND MUNICIPAL BOND INDEX FOR THE SAME PERIOD IS 5.42%.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON JANUARY 17, 2001, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE ______________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                          SHORT/INTERMEDIATE BOND FUND

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)

(AS OF 12/31 EACH YEAR)

1996     1997    1998    1999     2000     2001    2002    2003    2004    2005
3.51%   6.89%   6.75%   0.56%    10.13%   7.60%   6.14%   3.85%   2.66%   1.19%


Best Quarter:  Q3 2001  4.10%    Worst Quarter:  Q2 2004  -2.28%

AVERAGE ANNUAL TOTAL RETURN 1 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------


                                                                   1 Year   5 Years   10 Years
SHORT/INTERMEDIATE BOND FUND
A Shares (at POP)                                                  -2.40%    3.50%      4.50%
N Shares
  Return Before Taxes                                               1.19%    4.26%      4.89%
  Return After Taxes on Distributions                              -0.09%    2.61%      2.86%
  Return After Taxes on Distributions and Sale of Fund Shares       0.77%    2.64%      2.90%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX           1.58%    5.50%      5.80%


1 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON JULY 22, 1999, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE ____________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities may be of varying maturities and generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Municipal market risk

o   Prepayment risk

o   Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. A Shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If those amounts were included, returns would be less than shown. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund's N Shares. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's N Shares. A Shares are offered by this prospectus, and the after-tax returns of that class will vary.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES 1 (Fig. 1)

(AS OF 12/31 EACH YEAR)

1996   1997    1998   1999    2000   2001    2002    2003   2004   2005
3.43%  8.28%  4.62%  -3.31%  14.13%  5.76%  11.15%  5.55%  3.21%  2.58%

Best Quarter: Q4 2000  6.13%    Worst Quarter: Q2 2004  -2.75%

AVERAGE ANNUAL TOTAL RETURN 1,2 (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)


-----------------------------------------------------------------------------------------------
                                                                                  Life of Fund
                                                               1 Year   5 Years    (10/2/96)
TAX-EXEMPT BOND FUND
A Shares (at POP)                                              -2.12%    4.62%       5.23%
N Shares
 Return Before Taxes                                            2.58%    5.60%       5.77%
 Return After Taxes on Distributions                            2.42%    5.51%       5.57%
 Return After Taxes on Distributions and Sale of Fund Shares    3.33%    5.46%       5.52%
LEHMAN BROTHERS MUNICIPAL BOND INDEX                            3.51%    5.59%       5.98%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S N SHARES RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 5.44% FOR 10 YEARS. THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX FOR THE SAME PERIOD IS 5.72%.

2 PERFORMANCE IN THE TABLE, FOR PERIODS BEFORE THE INCEPTION OF THE FUND'S A SHARES ON JANUARY 31, 2001, REFLECTS PERFORMANCE OF THE FUND'S N SHARES, ADJUSTED FOR A SHARES SALES CHARGE AND EXPENSES. PERFORMANCE IN THE TABLE FOR A SHARES, FOR PERIODS BEFORE _________________, 2006, REFLECTS THE SALES CHARGES APPLICABLE TO A SHARES DURING THOSE PERIODS.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------
The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


------------------------------------------------------------------------------------------------------------
                                       High       Intermediate     Intermediate      Short/
RISKS FOR ONE OR MORE               Yield Bond   Government Bond    Tax-Exempt    Intermediate   Tax-Exempt
FUNDS                   Bond Fund      Fund           Fund          Bond Fund      Bond Fund     Bond Fund
------------------------------------------------------------------------------------------------------------
Counterparty                O           O               O               O              O             O
------------------------------------------------------------------------------------------------------------
Credit                      P           P               P               P              P             P
------------------------------------------------------------------------------------------------------------
Foreign securities          O           P               O                              O
------------------------------------------------------------------------------------------------------------
High yield securities       O           P                                              O
------------------------------------------------------------------------------------------------------------
Income                      P           P               P               P              P             P
------------------------------------------------------------------------------------------------------------
Interest rate               P           P               P               P              P             P
------------------------------------------------------------------------------------------------------------
Leverage                    O           P               O               P              O             P
------------------------------------------------------------------------------------------------------------
Long-Term Maturities        P           P
------------------------------------------------------------------------------------------------------------
Manager                     P           P               P               P              P             P
------------------------------------------------------------------------------------------------------------
Market                      O           O               O               O              O             O
------------------------------------------------------------------------------------------------------------
Municipal market            O                                           P                            P
------------------------------------------------------------------------------------------------------------
Prepayment                  P           P               P               P              P             P
------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

LONG-TERM MATURITIES RISK

Fixed income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------

        THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND HOLD SHARES OF THE PHOENIX INSIGHT FIXED INCOME FUNDS.


SHAREHOLDER FEES (fees paid directly from your investment)          A Shares     N Shares
-------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      4.50% *      None

MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)           1.00% *      None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None         None

REDEMPTION FEE                                                        2.00% **     2.00% **
-------------------------------------------------------------------------------------------


 * SALES CHARGE WAIVERS AND REDUCED SALES CHARGE PLANS ARE AVAILABLE FOR A SHARES. IF A SHARES PURCHASED WITHOUT AN INITIAL SALES CHARGE (PURCHASES OF $1,000,000 OR MORE) ARE REDEEMED WITHIN TWO YEARS AFTER PURCHASE, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% WILL BE APPLIED TO THE REDEMPTION. SEE SHAREHOLDER SERVICES - HOW TO BUY SHARES.

** TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE FIXED INCOME FUNDS WITHIN 30 DAYS OF ACQUISITION.

                                    A SHARES

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------
                                                    Intermediate   Intermediate      Short/
                                       High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                Bond      Bond          Bond           Bond           Bond          Bond
------------------------------------------------------------------------------------------------------------
Management Fees                 0.50%     0.45%         0.45%          0.45%          0.55%         0.45%
Distribution and Shareholder
Servicing (12b-1) Fees          0.25      0.25          0.25           0.25           0.25          0.25
Other Expenses                  0.19      0.30          0.57           0.17           0.16          0.25
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                        0.94%     0.99%         1.27%          0.87%          0.96%         0.95%
Expense Reduction              (0.09)       --         (0.52)         (0.02)         (0.01)        (0.10)
------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING
EXPENSES                        0.85%     0.99%         0.75%          0.85%          0.95%         0.85%
------------------------------------------------------------------------------------------------------------


1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW INVESTMENT ADVISER, ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS. THE FUND'S INVESTMENT ADVISER HAS AGREED TO LIMIT THE TOTAL OPERATING EXPENSES OF THE BOND FUND TO 0.85%, THE INTERMEDIATE GOVERNMENT BOND FUND TO 0.75%, THE INTERMEDIATE TAX-EXEMPT BOND FUND TO 0.85%, THE SHORT/INTERMEDIATE BOND FUND TO 0.95%, AND THE TAX EXEMPT BOND FUND TO 0.85% UNTIL DECEMBER 31, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                        Intermediate   Intermediate      Short/
                           High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                   Bond       Bond          Bond           Bond           Bond          Bond
------------------------------------------------------------------------------------------------
One Year          $  533    $  546        $  523         $  533          $  543        $  533
------------------------------------------------------------------------------------------------
Three Years          722       751           756            712             741           724
------------------------------------------------------------------------------------------------
Five Years           933       972         1,039            908             956           937
------------------------------------------------------------------------------------------------
Ten Years          1,540     1,608         1,845          1,472           1,574         1,550
------------------------------------------------------------------------------------------------


                                    N SHARES

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)

------------------------------------------------------------------------------------------------------------
                                                    Intermediate   Intermediate      Short/
                                       High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                                Bond      Bond          Bond           Bond           Bond          Bond
------------------------------------------------------------------------------------------------------------
Management Fees                 0.50%     0.45%         0.45%          0.45%          0.55%         0.45%
Shareholder Servicing Fees      0.25      0.25          0.25           0.25           0.25          0.25
Other Expenses                  0.19      0.30          0.57           0.17           0.16          0.25
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                        0.94%     0.99%         1.27%          0.87%          0.96%         0.95%
------------------------------------------------------------------------------------------------------------
Expense Reduction              (0.09)       --         (0.52)         (0.02)         (0.01)        (0.10)
------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING
EXPENSES                        0.85%     0.99%         0.75%          0.85%          0.95%         0.85%
------------------------------------------------------------------------------------------------------------


1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW INVESTMENT ADVISER, ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS. THE FUND'S INVESTMENT ADVISER HAS AGREED TO LIMIT THE TOTAL OPERATING EXPENSES OF THE BOND FUND TO 0.85%, THE INTERMEDIATE GOVERNMENT BOND FUND TO 0.75%, THE INTERMEDIATE TAX-EXEMPT BOND FUND TO 0.85%, THE SHORT/INTERMEDIATE BOND FUND TO 0.95%, AND THE TAX EXEMPT BOND FUND TO 0.85% UNTIL DECEMBER 31, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                       Intermediate   Intermediate      Short/
                          High Yield    Government     Tax-Exempt    Intermediate   Tax-Exempt
                  Bond       Bond          Bond           Bond           Bond          Bond
-----------------------------------------------------------------------------------------------
One Year         $   87    $  101        $   77         $   87         $   97        $   87
-----------------------------------------------------------------------------------------------
Three Years         285       315           320            274            304           287
-----------------------------------------------------------------------------------------------
Five Years          506       547           617            479            529           510
-----------------------------------------------------------------------------------------------
Ten Years         1,142     1,213         1,461          1,070          1,177         1,152
-----------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

These Funds invest in short-term money market instruments issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
--------------------------------------------------------------------------------
Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o   Buy only high-quality, short-term money market instruments

o   Buy securities with remaining maturities no longer than 397 days


Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page _.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o   repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Manager risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)

(AS OF 12/31 EACH YEAR)

1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
5.00%  5.17%  5.08%  4.67%  5.87%  3.68%  1.30%  0.67%  0.88%  2.70%


Best Quarter: Q4 2000  1.52%    Worst Quarter: Q3 2003  0.14%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                                   1 Year    5 Years    10 Years
GOVERNMENT MONEY MARKET FUND                        2.70%      1.84%      3.48%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.82%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
 (See Risk Considerations, page _.)

o   Credit risk

o   Foreign securities risk

o   Income risk

o   Manager risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)

(AS OF 12/31 EACH YEAR)

1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
5.11%  5.35%  5.25%  4.92%  6.09%  3.85%  1.48%  0.74%  0.94%  2.80%

Best Quarter: Q4 2000  1.57%    Worst Quarter: Q3 2003  0.15%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                        1 Year     5 Years     10 Years
MONEY MARKET FUND       2.80%       1.95%       3.64%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.85%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Manager risk

o   Municipal market risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart (Fig. 1) and table (Fig. 2) give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the performance of the Fund's N Shares has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN - N SHARES (Fig. 1)

(AS OF 12/31 EACH YEAR)

1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
2.94%  3.17%  3.02%  2.75%  3.58%  2.34%  0.99%  0.54%  0.65%  1.87%

Best Quarter: Q4 2000  0.94%    Worst Quarter: Q3 2003  0.10%

AVERAGE ANNUAL TOTAL RETURN (Fig. 2)

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------------------------------------------------
                                            1 Year       5 Years   10 Years
TAX-EXEMPT MONEY MARKET FUND                 1.87%        1.28%     2.18%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 2.85%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 3.96%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

--------------------------------------------------------------------------------
                                   Government                        Tax-Exempt
                                     Money            Money            Money
RISKS FOR ONE OR MORE FUNDS       Market Fund      Market Fund      Market Fund
--------------------------------------------------------------------------------
Counterparty                           O                O                O
--------------------------------------------------------------------------------
Credit                                 P                P                P
--------------------------------------------------------------------------------
Foreign securities                                      P
--------------------------------------------------------------------------------
Income                                 P                P                P
--------------------------------------------------------------------------------
Manager                                P                P                P
--------------------------------------------------------------------------------
Municipal market                                                         P
--------------------------------------------------------------------------------
Principal stability                    P                P                P
--------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------
    THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU
         BUY AND HOLD SHARES OF THE PHOENIX INSIGHT MONEY MARKET FUNDS.


SHAREHOLDER FEES (fees paid directly from your investment)          N Shares
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None

MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)           None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None

REDEMPTION FEE                                                        None
--------------------------------------------------------------------------------

                                    N SHARES

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------

                                           Government                    Tax-Exempt
                                          Money Market   Money Market   Money Market
------------------------------------------------------------------------------------
Management Fees                               0.10%          0.10%          0.10%
Distribution (12b-1) Fees                     0.10           0.10           0.10
Shareholder Servicing Fees                    0.25           0.25           0.25
Other Expenses 1                              0.09           0.08           0.08
------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 1        0.54%          0.53%          0.53%
------------------------------------------------------------------------------------


1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW INVESTMENT ADVISER, ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:



                               Government                         Tax-Exempt
                               Money Market     Money Market     Money Market
--------------------------------------------------------------------------------
One Year                          $ 55             $ 54             $ 54
--------------------------------------------------------------------------------
Three Years                        173              170              170
--------------------------------------------------------------------------------
Five Years                         302              296              296
--------------------------------------------------------------------------------
Ten Years                          677              665              665
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER
--------------------------------------------------------------------------------
Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 14 fund companies totaling 40 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the investment adviser to the Funds since May __, 2006. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funds' general operations. In the case of all of the Funds other than the Bond Fund, High Yield Bond Fund, Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Harris Investment Management, Inc.
(HIM) as the investment sub-adviser for each of the Funds. Prior to __________, 2006, HIM was the Funds' investment adviser. In the case of the Bond Fund and the High Yield Bond Fund, PIC has appointed and oversees the activities of Seneca Capital Management LLC, as the investment sub-adviser. In the case of the Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Vontobel Asset Management, Inc., as the investment sub-adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

Under an exemptive order from the Securities and Exchange Commission, PIC is permitted, subject to certain conditions, to (a) employ a new unaffiliated sub-adviser for a Fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any subadvisory agreement; and
(c) continue the employment of an existing sub-adviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.

ADVISORY FEES
--------------------------------------------------------------------------------
The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year to HIM, the investment adviser to the Funds prior to _________, 2006.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund............................0.50%

Core Equity Fund.........................0.70

Emerging Markets Fund....................1.25

Equity Fund..............................0.70

Index Fund...............................0.20

International Fund.......................1.05

Small-Cap Opportunity Fund...............0.75

Small-Cap Value Fund.....................0.70

Bond Fund................................0.65

High Yield Bond Fund.....................0.45

Intermediate Government Bond Fund........0.45

Intermediate Tax-Exempt Bond Fund........0.45

Short/Intermediate Bond Fund.............0.70

Tax-Exempt Bond Fund.....................0.45

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

The following chart shows the investment advisory fees payable, before fee waivers, by each Fund to PIC, the current investment adviser to the Funds, beginning May__, 2006.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund............................0.50%

Core Equity Fund.........................0.70

Emerging Markets Fund....................1.00

Equity Fund..............................0.70

Index Fund...............................0.20

International Fund.......................0.85

Small-Cap Opportunity Fund...............0.75

Small-Cap Value Fund.....................0.70

Bond Fund................................0.50

High Yield Bond Fund.....................0.45

Intermediate Government Bond Fund........0.45

Intermediate Tax-Exempt Bond Fund........0.45

Short/Intermediate Bond Fund.............0.55

Tax-Exempt Bond Fund.....................0.45

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

The Subadvisory Agreement between PIC and HIM provides that PIC will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The following chart shows the investment subadvisory fees payable to HIM by PIC with respect to each Fund sub-advised by HIM.

SUBADVISORY FEES PAYABLE TO HIM FROM PIC
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund............................0.28%

Core Equity Fund.........................0.38

Equity Fund..............................0.38

Index Fund...............................0.13

Small-Cap Opportunity Fund...............0.405

Small-Cap Value Fund.....................0.38

Intermediate Government Bond Fund........0.255

Intermediate Tax-Exempt Bond Fund........0.255

Short/Intermediate Bond Fund.............0.305

Tax-Exempt Bond Fund.....................0.255

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.07% if each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers by PIC.

The Subadvisory Agreement between PIC and Vontobel provides that PIC will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Vontobel a subadvisory fee at the following annual rates (as a percentage of average net assets):

      Emerging Markets Fund:

            First $200 million             0.50%

            Net assets over $200 million   0.45%

      International Fund                   0.425%

The Subadvisory Agreement between PIC and Seneca provides that PIC will delegate to Seneca the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Seneca a subadvisory fee at the following annual rates (as a percentage of average net assets):

      Bond Fund               0.25%

      High Yield Bond Fund    0.225%

In addition to those reflected in the table of Annual Operating Fund Expenses, PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the basis for the Board of Trustees' approving the advisory agreement with PIC, and the sub-advisory agreements with Vontobel and Seneca, the sub-adviser to the International Fund and Emerging Markets Fund, and Bond Fund and High Yield Bond Fund, respectively, is expected to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------
HARRIS INVESTMENT MANAGEMENT, INC.

HIM is a sub-adviser to all of the Funds, except Emerging Markets Fund, International Fund, Bond Fund and High Yield Bond Fund, and is located at 190 South LaSalle Street, 4th Floor, P. O. Box 755, Chicago, IL 60603. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

HIM applies analytic techniques in the selection of portfolios. HIM's equity investment process focuses on maintaining a well-diversified portfolio of stocks whose prices are determined to be attractively ranked based upon their future potential. After identifying the appropriate type of universe for each Fund - whether the stocks are issued by large, established companies, or by smaller firms - HIM gathers fundamental, quality and liquidity data. A multi-factor model then ranks and/or scores the stocks. Stocks that fail to meet HIM's hurdles are removed from further consideration. Attractive stocks are periodically identified and added to the portfolio, while those that have become unattractive are systematically replaced. Fund portfolio managers, in conjunction with experienced research analysts, play a role throughout the process.

HIM actively manages taxable and tax-exempt fixed income securities using a disciplined, quantitatively-based investment process. This enables HIM to create portfolios of fixed income securities that it believes are undervalued based upon their future potential. HIM seeks securities in specific industries or areas of the country that, it believes, offer the most attractive value and stand to benefit from anticipated changes in interest rates. Using quantitative models that attempt to obtain competitive results, fixed income portfolio managers select securities within different industries while managing interest rate risk. These quantitative models attempt to measure changes in the economy, changes in the prices of various goods and services, and changes in interest rates. Potential purchases are finally reviewed with regard to their suitability to, credit assessment of and impact on the overall portfolio.

--------------------------------------------------------------------------------
VONTOBEL ASSET MANAGEMENT, INC.

Vontobel (formerly named Vontobel USA Inc.), located at 450 Park Avenue, New York, NY 10022, serves as sub-adviser to the Emerging Markets Fund and International Fund. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as the adviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2005, Vontobel managed in excess of $4 billion. Vontobel, as sub-adviser, is responsible for day-to-day management of the Emerging Market Fund and International Fund. Vontobel manages each Fund's assets to conform with the investment policies as described in this prospectus.

Vontobel manages fund investments generally using a bottom-up stock and business analysis approach. It makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Vontobel seeks to achieve attractive absolute returns that exceed the "normalized risk-free rate", defined as the rate of return available on long-term government securities or their equivalent in each country in which the Emerging Markets Fund and International Fund invests. Utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. Vontobel considers the risk of an investment to be a function of the issuer's business rather than the volatility of its stock price.

In determining which portfolio securities to sell, Vontobel focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, Vontobel considers, among other things, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in Vontobel's opinion, there has been a loss of a long-term competitive advantage.

--------------------------------------------------------------------------------
SENECA CAPITAL MANAGEMENT LLC

Seneca is the sub-adviser to the Bond Fund and High Yield Bond Fund and is located at 909 Montgomery Street, San Francisco, CA 94133. Seneca acts as sub-adviser to four fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of December 31, 2005, Seneca had $10.7 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP), an investment adviser since 1989 and is a wholly-owned subsidiary of PXP. Seneca, as sub-adviser, is responsible for day-to-day management of the Bond Fund and High Yield Bond Fund portfolios. Seneca manages each Fund's assets to conform with the investment policies as described in this prospectus.

Many persons on the staffs of the investment adviser and investment sub-advisers contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------
BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 36 years of experience in portfolio management. Mr. Johnson is also a manager of the Small-Cap Opportunity Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 21 years of experience in the fixed-income investment area and has served as a manager of the Fund since 2005. Ms. Alter is also a manager of the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-exempt Bond Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 22 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Sido is also a manager of the Core Equity Fund, the Equity Fund, the Index Fund, and the Small-Cap Opportunity Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 23 years of experience in the fixed-income market and was appointed as a manager of the Fund in May 2006. Ms. Svagera is also a manager of the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 20 years of portfolio management, investment research and trust administration experience. Mr. Janes is also a manager of the Equity Fund and the Small-Cap Value Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido was appointed as a manager of the Fund in 2005. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2006, Mr. Wimer was Director of Quantitative Research at an investment management firm. He has 11 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Wimer is also a manager of the Equity Fund and the Index Fund.

EMERGING MARKETS FUND

RAJIV JAIN, MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain is a Senior Portfolio Manager in the International Equity Group and has 17 years of investment management experience. Mr. Jain joined Vontobel Asset Management, Inc. in 1994. Before joining Vontobel he held a portfolio management position at Swiss Bank Corporation. Mr. Jain was appointed as a manager of the Fund in ________ 2006.

EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2003. See information for the Balanced Fund.

MARK WIMER,  CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INDEX FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2004. See information for the Balanced Fund.

DOUGLAS THORNTON, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thornton joined HIM in 1994. He has served as a manager of the Fund since 2005 and has 8 years of experience in portfolio management.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INTERNATIONAL FUND

RAJIV JAIN, MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain was appointed as a manager of the Fund in ______ 2006. See information for Emerging Market Fund.

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson has served as a manager of the Fund since 2005. See information for the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2005. See information for the Balanced Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2005, Mr. Lettenberger was a portfolio manager at an asset management firm with responsibility for institutional and mutual fund accounts. He has 8 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Lettenberger is also a manager of the Small-Cap Value Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2003, Mr. Bulinski was a credit associate for a large banking institution and served as co-manager of an endowment fund for a university. He has 4 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Bulinski is also a manager of the Small-Cap Value Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske joined HIM in 1995. He has served as a manager of the Fund since 2005 and has 38 years of portfolio management and investment research experience.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as a manager of the Fund in May 2006. See information for the Small-Cap Opportunity Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund in May 2006. See information for Small-Cap Opportunity Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------
BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CHIEF INVESTMENT OFFICER, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Prior joining Seneca in 2002, Mr. Gutierrez headed the portfolio management, trading and investment systems at American General Investment Management, and served in a similar capacity for twelve years at Conseco Capital Management. Mr. Gutierrez was appointed as a manager of the Fund in ____ 2006. He is also a manager of the High Yield Bond Fund.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)
--------------------------------------------------------------------------------
Prior joining Seneca in 2001, Mr. Alaimo was Managing Director of Banc of America Securities LLC. Mr. Alaimo was appointed as a manager of the Fund in ___ 2006. He is also a manager of the High Yield Bond Fund.

ROBERT L. BISHOP, FIXED INCOME PORTFOLIO MANAGER AND TRADER

Prior to joining Seneca in 2002, Mr. Bishop was in Corporate Bond Sales with Merrill Lynch. He has 26 years of investment experience and was appointed as a manager of the Fund in ___ 2006.

ANDREW S. CHOW, FIXED INCOME PORTFOLIO MANAGER AND ANALYST

Prior to joining Seneca in 2002, Mr. Chow was a portfolio manager for a sizeable and highly ranked convertible bond fund at ING Pilgrim. Mr. Chow was appointed as a manager of the Fund in ___ 2006.

HIGH YIELD BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CIO, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Mr. Gutierrez was appointed as a manager of the Fund in ___ 2006. See information for the Bond Fund.

THOMAS N. HAAG, FIXED INCOME PORTFOLIO MANAGER (SENECA)

Prior to joining Seneca in 2002, Mr. Haag managed a large high yield fund, managed a high yield trading operation and led a distressed securities group. Mr. Haag was appointed as a manager of the Fund in ___ 2006.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)

Mr. Alaimo was appointed as a manager of the Fund in ___ 2006. See information for the Bond Fund.

INTERMEDIATE GOVERNMENT BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 2005. See information for the Balanced Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1997. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She was appointed a manager of the Fund in May 2006 and has 26 years of fixed income portfolio management and sales experience. Ms. Lyons is also a manager of the Short/Intermediate Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and has served as a manager of the Fund since 2005. Ms. Keywell is also a manager of the Tax-Exempt Bond Fund, the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 23 years of municipal bond sales experience and has served as a manager of the Fund since 1998. Mr. Selby is also a manager of the Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 1994. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons has served as a manager of the Fund since 2005. See information for the Intermediate Government Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1996. See information for the Balanced Fund.

TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 2005. See information for the Intermediate Tax-Exempt Bond Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Selby has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a manager of the Fund since 2004. Mr. Arts is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a manager of the Fund since 2004. Mr. Eager is also a manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in May 2006. See information for the Intermediate Tax-Exempt Bond Fund.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in 2006. See information for the Intermediate Tax-Exempt Bond Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a manager of the Fund in May 2006. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------
Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value.

If market quotations are not readily available or where available prices are not reliable, the Funds determine a "fair value" for an investment according to policies and procedures approved by the Trust's Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation;
(iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the adviser/sub-adviser, reflect the security's market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of "significant" events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a Fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security's "fair value" on the valuation date (i.e., the amount that the Fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services;
(iv) an analysis of the issuer's financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the sub-adviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters;
(xi) government (domestic or foreign) actions or pronouncements; and (xii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Fund's fair valuation procedures, may not reflect such security's market value.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES

OPENING A NEW ACCOUNT
--------------------------------------------------------------------------------
There are three convenient ways to invest in the Phoenix Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for A Shares or N Shares.

Make your check payable to the Phoenix Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Phoenix Insight Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------
BY BANK WIRE

Call the Funds at 800.982.8782, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Phoenix Insight Funds 8550932950
  Re: [Name of Fund] -- [indicate A Shares or N Shares]
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.
--------------------------------------------------------------------------------

A SHARES - SALES CHARGES
--------------------------------------------------------------------------------
A Shares of the Funds are generally sold with a sales charge of up to 5.50% (applied when your investment is made).

When you purchase A Shares of the Funds through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Funds are as follows:

EQUITY FUNDS
--------------------------------------------------------------------------------

                                    SALES CHARGE AS A % OF  DEALER ALLOWANCE AS
AMOUNT OF PURCHASE    SALES CHARGE   NET AMOUNT INVESTED    % OF OFFERING PRICE*

Less than $50,000         5.50%              5.82%                  5.00%
$50,000 to $99,999        4.50               4.71                   4.00
$100,000 to $249,999      3.50               3.63                   3.25
$250,000 to $499,999      2.50               2.56                   2.25
$500,000 to $999,999      2.00               2.04                   1.75
$1,000,000 and over       0.00               0.00                   1.00++
--------------------------------------------------------------------------------

HIGH YIELD BOND FUND, TAX-EXEMPT BOND FUND AND BOND FUND
--------------------------------------------------------------------------------
                                    SALES CHARGE AS A % OF  DEALER ALLOWANCE AS
AMOUNT OF PURCHASE    SALES CHARGE   NET AMOUNT INVESTED    % OF OFFERING PRICE*

Less than $50,000         4.50%              4.71%                  4.25%
$50,000 to $99,999        4.25               4.43                   4.00
$100,000 to $249,999      3.50               3.63                   3.25
$250,000 to $499,999      2.50               2.56                   2.25
$500,000 to $999,999      2.00               2.04                   1.75
$1,000,000 and over       0.00               0.00                   1.00++
--------------------------------------------------------------------------------

INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
                                    SALES CHARGE AS A % OF  DEALER ALLOWANCE AS
AMOUNT OF PURCHASE    SALES CHARGE   NET AMOUNT INVESTED    % OF OFFERING PRICE*

Less than $50,000         3.50%              3.63%                  3.25%
$50,000 to $99,999        3.25               3.36                   3.00
$100,000 to $249,999      2.50               2.56                   2.25
$250,000 to $499,999      2.00               2.04                   1.75
$500,000 to $999,999      1.50               1.52                   1.25
$1,000,000 and over       0.00               0.00                   1.00++
--------------------------------------------------------------------------------

++ THE DEALER ALLOWANCE FOR THESE PURCHASES IS 1.00% ON PURCHASES OF $1 MILLION TO $2 MILLION, 0.80% ON THE NEXT $1 MILLION, 0.50% ON THE NEXT $47 MILLION, AND 0.25% ON PURCHASES IN EXCESS OF $50 MILLION.

* DEALERS RECEIVE THE FOLLOWING ALLOWANCES FOR AGGREGATE PURCHASES IN ANY TWELVE-MONTH PERIOD BY A QUALIFIED EMPLOYEE BENEFIT PLAN, INCLUDING EMPLOYER-SPONSORED 401(K), 403(B), OR OTHER QUALIFIED RETIREMENT PLANS, PROVIDED THAT THE PLAN SPONSOR DEMONSTRATES AT THE TIME OF THE INITIAL PURCHASE OF SHARES THAT THERE ARE AT LEAST 75 ELIGIBLE EMPLOYEES OR THAT THE PLAN HAS ASSETS OF AT LEAST $500,000: 1.00% ON PURCHASES UP TO $2 MILLION, 0.80% ON THE NEXT $1 MILLION, 0.50% ON THE NEXT $47 MILLION, AND 0.25% ON PURCHASES IN EXCESS OF $50 MILLION. THE TWELVE-MONTH PERIOD COMMENCES ON THE PLAN'S INITIAL PURCHASE DATE AND IS RESET ON EACH ANNIVERSARY THEREOF.

A sales charge is not assessed on purchases of $1 million or more, or on purchases by:

o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

o Registered representatives and employees of broker-dealers having selling-group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees

o   Any individual with an investment account or advisory relationship with HIM

A SHARES - REDUCED SALES CHARGES
--------------------------------------------------------------------------------
You may be eligible to buy A Shares with a reduced sales charge in three ways, but these purchases may be subject to a contingent deferred sales charge, described below -

o RIGHT OF ACCUMULATION Allows you to include your existing investments in A Shares of the Funds, based on current market value of the investments, as part of your current investment for purposes of calculating sales charges.

o LETTER OF INTENT Allows you to count all investments in A Shares of the Funds, based on the cost of the investments, over the next thirteen months as if you were making them all at once for purposes of calculating sales charges.

o FAMILY PURCHASES Allows purchases by family members over a thirteen-month period, based on the cost of the purchases, to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any of the following persons - parents, grandparents, spouse, and children.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. You should include documentation of all accounts holding investments in the Funds that you are using to qualify for the reduced sales charge. You should be prepared to provide your account statements or documentation from your financial institution or your request may be rejected. Account holdings cannot be used to qualify for a reduced sales charge under more than one option above.

If you invest through a financial institution, you should notify the institution which, in turn, must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.

A SHARES - CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------------------------------------------
A Shares of a Fund that are redeemed within two years after purchase will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on their purchases because they were purchased:

o   in a transaction involving at least $1,000,000, or

o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:

                                         CDSC AS A % OF DOLLAR AMOUNT
            PERIOD SHARES HELD                SUBJECT TO CHARGE

            Less than one year                      1.00%
            One to two years                        0.50

The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

o   increases in net asset value above the initial purchase price

o redemptions of shares acquired through the reinvestment of dividends and distributions

o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions of shares will be effected in the manner that results in the imposition of the lowest CDSC. Redemptions will be made--

o First, from A Shares acquired through the reinvestment of dividends and distributions

o   Second, from A Shares held for more than two years

o   Third, from A Shares held between one and two years

o   Fourth, from A Shares held for less than one year.

The imposition of a CDSC on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares.

The CDSC will be waived by the Funds for redemptions -

o   pursuant to a systematic withdrawal plan

o that are shown to have resulted from the death or disability of the accountholder

o   by qualified retirement plans upon plan termination or dissolution

o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
--------------------------------------------------------------------------------
Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Phoenix Insight Funds' Automatic Investment Plan by so indicating on the Phoenix Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION
--------------------------------------------------------------------------------
The Funds' Distributor, from time to time, may, at its own expense and from its own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM and PIC. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

CHOOSE YOUR INVESTMENT AMOUNT
--------------------------------------------------------------------------------
The Phoenix Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                MINIMUM PER FUND

To open a regular account.................................................$1,000

To open a retirement account................................................$250

To open an account using the Automatic Investment Plan.......................$50

To add to an existing account................................................$50

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------
MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

The Funds are open for business each day the NYSE is open for regular session trading. The NYSE is scheduled to be closed on:

New Year's Day                   Good Friday           Labor Day

Martin Luther King, Jr. Day      Memorial Day          Thanksgiving Day

Presidents' Day                  Independence Day      Christmas Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.982.8782, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.982.8782, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

REDEMPTION FEE

Each of the Equity Funds and the Fixed Income Funds is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of A Shares and N Shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; (d) hardship withdrawal under applicable laws and regulations; or (e) other reasons as approved by Fund management in accordance with procedures approved by the Board of Trustees.

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, reporting information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries can be limited depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------
WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds, less any redemption fee or CDSC that may be applicable, will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a Fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is generally $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Phoenix Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Phoenix Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o   you must have elected to reinvest your Fund dividends,

o your Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal, and

o if you are redeeming A Shares, your shares must not be subject to the Contingent Deferred Sales Load that applies to certain purchases of A Shares.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o   Payable to anyone other than the shareholder(s) of record

o   To be mailed to an address other than the address of record

o   To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

CHECKWRITING (FOR N SHARES OF THE MONEY MARKET FUNDS ONLY)

Checkwriting is available for N Shares of the Phoenix Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new N Shares account and wish to establish the checkwriting option, you must complete the N Shares account application and signature card. If you already have an account with one of the N Shares Money Market Funds, you may contact the Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange, in each case without a sales charge -

o your A Shares of a Fund for A Shares of any other Phoenix Insight Fund or for N Shares of any Phoenix Insight Money Market Fund, and

o   your N Shares of a Fund for N Shares of any other Phoenix Insight Fund,

provided that:

o   Your account registration for both Funds is the same,

o   The shares you wish to buy are registered for sale in your home state, and

o You have made no more than five exchanges out of the Fund during a calendar year. This limitation does not apply to exchanges out of each of the Money Market Funds.

If you purchased N Shares of a Phoenix Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, as described below) may be exchanged for and invested in A Shares of any Phoenix Insight Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Phoenix Insight Money Market Fund to A Shares of another Phoenix Insight Fund if those N Shares (a) were not purchased through a previous exchange from A Shares of a Fund or (b) are attributable to dividends and interest earned on Phoenix Insight Money Market Funds N Shares.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. (See your plan materials for further information.) Certain accounts, commonly known as omnibus accounts, typically hold shares of multiple investors whose identities are unknown to the Funds. To the extent that the Funds must rely on the cooperation of the omnibus account holders, the Funds may not be able to enforce the five-exchange limit.

Each Fund reserves the right to refuse an exchange by any person or group if, in PEPCO's or PIC's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

Because an exchange of shares is considered to be a redemption and a purchase of shares, the procedures that apply to redeeming shares also apply to exchanging shares. Exchanging shares held for less than 30 days will be subject to the 2.00% redemption fee.

MARKET TIMING

"Market timing" or "excessive trading" refers to a pattern of frequent purchases and sales of Fund shares in an attempt to profit from short-term market movements. Market timing can create risk for long-term shareholders because it may result in dilution of the value of Fund shares, disrupt portfolio management and increase Fund expenses. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE. Market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.

The Funds discourage, and will take reasonable steps to prevent or minimize, to the extent practicable, frequent purchases and redemptions of shares of each of the Equity Funds and the Fixed Income Funds. The Funds do not accommodate frequent purchases and sales of those Funds' shares (except as described below). However, there can be no assurance that these steps will prevent market timing or other trading that may be deemed abusive.

The Funds' Board of Trustees has adopted policies and procedures to discourage market timing, including the imposition of a 2.00% redemption fee (described in the section titled Redemption Fee) and limiting the number of exchanges a shareholder may make out of a Fund (other than a Money Market Fund) to five exchanges per calendar year. For more information on exchanges, see the section titled Exchanging Shares. The Funds may temporarily or permanently terminate the exchange privilege of any investor who exceeds such limit. The Funds have the right to reject, delay, limit or impose other conditions on purchases and to close or otherwise to limit investor's activity in the Funds.

The Funds will take reasonable steps to attempt to identify market timers. In identifying market timers, the Funds may also consider activity of accounts that it reasonably believes to be under common ownership or control. The Funds reserve the right to prohibit any purchase order (including by exchange) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the Funds, or exchanges between or among the Funds, that indicate trading that is inconsistent with the long-term investment purpose of the Fund or would otherwise adversely effect one or more Funds.

To the extent that the Funds are unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors, and such accounts typically provide the Funds with a net purchase or redemption order on any given day. Purchases and redemptions of Fund shares by many shareholders within an omnibus account are netted against one another, so that identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers and there can be no assurance that the Funds will be able to do so.

Certain Funds are intended for short-term investment, are not monitored for market timers and do not prohibit such short-term trading activity. Those Funds are the Money Market Fund, the Government Money Market Fund, and the Tax-Exempt Money Market Fund.

In addition to rejecting purchase orders (including by exchange) in connection with suspected market timing activities, the Funds may reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not believe to be in the best interests of a Fund and/or its shareholder or if it determines the trading to be abusive. Your financial institution may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Phoenix Insight Fund to be invested automatically in another Phoenix Insight Fund without any fee or sales charge, provided that both Funds have identical ownership registration and are in the same share class. (Holders of A Shares of a Fund may also direct dividends from that Fund to N Shares of the Money Market Funds and the Index Fund without any fee or sales charge.) To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o   An annual account statement

o   A quarterly consolidated statement

o   A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www._________________.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

   FUND                                          DECLARED AND PAID

   Balanced Fund                                 Quarterly

   Core Equity Fund                              Annually

   Emerging Markets Fund                         Annually

   Equity Fund                                   Quarterly

   Index Fund                                    Quarterly

   International Fund                            Annually

   Small-Cap Opportunity Fund                    Annually

   Small-Cap Value Fund                          Annually

   Bond Fund                                     Daily/Monthly

   High Yield Bond Fund                          Daily/Monthly

   Intermediate Government Bond Fund             Daily/Monthly

   Intermediate Tax-Exempt Bond Fund             Daily/Monthly

   Short/Intermediate Bond Fund                  Daily/Monthly

   Tax-Exempt Bond Fund                          Daily/Monthly

   Government Money Market Fund                  Daily/Monthly

   Money Market Fund                             Daily/Monthly

   Tax-Exempt Money Market Fund                  Daily/Monthly

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "exempt-interest dividends") are taxable to you as ordinary income, except that "qualified dividend income" (as defined in the Internal Revenue Code) of a non-corporate taxpayer is taxable at the same rate as long-term capital gains.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

A SHARES SERVICE PLANS
--------------------------------------------------------------------------------
Under a service plan adopted under Rule 12b-1, each of the Funds bears the costs and expenses connected with advertising and marketing A Shares and may pay the fees of financial institutions, securities dealers and other industry professionals (which may include affiliates of PIC or a sub-adviser) for shareholder support services at a rate of up to 0.25% of the average daily net asset value of each Fund's A Shares. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

N SHARES SERVICE PLANS
--------------------------------------------------------------------------------
Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include affiliates of PIC or a sub-adviser) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because these expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES
--------------------------------------------------------------------------------
Each of the Small-Cap Growth Fund and Ultra Short Duration Bond Fund offers one class of shares: Institutional Shares. Each of the Index Fund, Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Emerging Markets Fund, Equity Fund, International Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, High Yield Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Tax-Exempt Bond Fund offers three classes of shares: A Shares, N Shares and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. Institutional Shares and Exchange Shares are each offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------
The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.


                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o   When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

DURATION

The number of years required to receive the present value of future payments, both of interest and principal, of a bond; often used as an indicator of a bond's price volatility resulting from changes in interest rates. The greater the duration of a security, the greater its percentage price volatility.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

Spread 76-77

                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single A Share and N Share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in A Shares or N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/05                             $ 14.99     $ 0.296       $ 0.783        $(0.266)        $(1.083)       $    --
12/31/04                               13.50       0.253         1.489         (0.238)         (0.014)            --
12/31/03                               11.54       0.223         1.955         (0.218)             --             --
12/31/02                               13.00       0.277        (1.459)        (0.278)             --             --
12/31/01                               13.27       0.331        (0.226)        (0.333)         (0.042)            --

A SHARES
12/31/05                             $ 14.97     $ 0.269       $ 0.793        $(0.259)        $(1.083)       $    --
12/31/04                               13.49       0.242         1.496         (0.244)         (0.014)            --
12/31/03                               11.53       0.230         1.950         (0.220)             --             --
12/31/02                               13.00       0.278        (1.469)        (0.279)             --             --
12/31/01                               13.26       0.333        (0.216)        (0.335)         (0.042)            --

----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/05                             $ 21.65     $ 0.088       $ 1.795        $(0.092)        $(2.551)       $    --
12/31/04                               20.22       0.065         2.537         (0.088)         (1.084)            --
12/31/03                               15.56       0.040         4.657         (0.037)             --             --
12/31/02                               20.73       0.004        (4.891)        (0.005)         (0.278)            --
12/31/01                               24.62      (0.024)       (3.011)            --          (0.855)            --

A SHARES
12/31/05                             $ 21.66     $ 0.070       $ 1.803        $(0.072)        $(2.551)       $    --
12/31/04                               20.24       0.078         2.521         (0.095)         (1.084)            --
12/31/03                               15.57       0.035         4.671         (0.036)             --             --
12/31/02                               20.73       0.009        (4.883)        (0.008)         (0.278)            --
12/31/01                               24.61      (0.025)       (3.000)            --          (0.855)            --

---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/05                             $ 10.90     $ 0.104       $ 3.133        $(0.093)        $(1.764)       $    --
12/31/04                                9.94       0.050         1.851         (0.082)         (0.860)         0.001 (6)
12/31/03                                6.61       0.047         3.300         (0.020)             --          0.003 (6)
12/31/02                                6.75       0.009        (0.154)            --              --          0.005 (6)
12/31/01                                6.80       0.012        (0.055)        (0.007)             --             --

A SHARES
12/31/05                             $ 10.88     $ 0.103       $ 3.137        $(0.086)        $(1.764)       $    --
12/31/04                                9.94       0.030         1.864         (0.096)         (0.860)         0.002 (6)
12/31/03                                6.60       0.040         3.315         (0.017)             --          0.002 (6)
12/31/02                                6.75       0.002        (0.154)            --              --          0.002 (6)
12/31/01                                6.82       0.024        (0.075)        (0.019)             --             --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------
N SHARES
12/31/05                            $14.72    7.18%       $    7,783     0.97%          1.03%              1.81%          61.49%
12/31/04                             14.99   13.04             3,185     1.13           1.20               1.69           65.60
12/31/03                             13.50   19.04             2,279     1.13           1.29               1.80           76.53
12/31/02                             11.54   (9.18)            1,897     1.13           1.37               2.25           69.89
12/31/01                             13.00    0.88             2,253     1.13           1.35               2.52           65.21

A SHARES
12/31/05                            $14.69    7.14% (4)   $    2,953     1.04%          1.09%              1.74%          61.49%
12/31/04                             14.97   13.02 (4)         1,641     1.13           1.20               1.69           65.60
12/31/03                             13.49   19.07 (4)           442     1.13           1.29               1.80           76.53
12/31/02                             11.53   (9.26) (4)          260     1.13           1.37               2.25           69.89
12/31/01                             13.00    0.97 (4)           294     1.13           1.16               2.52           65.21

----------------
CORE EQUITY FUND
----------------
N SHARES
12/31/05                            $20.89    8.75%       $    6,758     1.10%          1.15%              0.37%          79.92%
12/31/04                             21.65   13.04             4,299     1.25           1.27               0.38           83.50
12/31/03                             20.22   30.20             4,518     1.35           1.48               0.22           76.15
12/31/02                             15.56  (23.73)            3,621     1.35           1.49               0.02           67.66
12/31/01                             20.73  (12.56)            5,611     1.35           1.46              (0.11)          41.63

A SHARES
12/31/05                            $20.91    8.70% (4)   $    1,009     1.18%          1.22%              0.29%          79.92%
12/31/04                             21.66   13.01 (4)           809     1.25           1.27               0.42           83.50
12/31/03                             20.24   30.23 (4)           531     1.35           1.48               0.22           76.15
12/31/02                             15.57  (23.67) (4)          552     1.35           1.49               0.02           67.66
12/31/01                             20.73  (12.53) (4)          649     1.35           1.46              (0.11)          41.63

---------------------
EMERGING MARKETS FUND
---------------------
N SHARES
12/31/05                            $12.28   30.99%       $    4,887     1.62%          1.79%              0.98%          42.91%
12/31/04                             10.90   19.71             2,757     1.83           1.85               0.71           49.13
12/31/03                              9.94   50.70             1,331     1.83           1.86               0.58           19.99
12/31/02                              6.61   (2.36)              311     1.91           1.96               0.12           34.20
12/31/01                              6.75   (0.33)              352     1.99           2.14               0.75           26.93

A SHARES
12/31/05                            $12.27   31.08% (4)   $    1,205     1.70%          1.85%              0.91%          42.91%
12/31/04                             10.88   19.67 (4)           916     1.83           1.85               0.49           49.13
12/31/03                              9.94   50.87 (4)           364     1.83           1.86               0.62           19.99
12/31/02                              6.60   (2.22) (4)          118     1.91           1.96               0.03           34.20
12/31/01                              6.75   (0.74) (4)            6     1.99           2.08               0.68           26.93


                                                                    Spread 78-79


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
-----------
N SHARES
12/31/05                             $ 13.53     $ 0.119       $ 1.548        $(0.147)        $(1.070)       $    --
12/31/04                               11.55       0.100         1.961         (0.081)             --             --
12/31/03                                9.02       0.038         2.510         (0.018)             --             --
12/31/02                               11.44       0.035        (2.446)        (0.009)             --             --
12/31/01                               12.55       0.010        (0.416)        (0.010)         (0.694)            --

A SHARES
12/31/05                             $ 13.53     $ 0.130       $ 1.520        $(0.140)        $(1.070)       $    --
12/31/04                               11.56       0.041         2.015         (0.086)             --             --
12/31/03                                9.02       0.034         2.523         (0.017)             --             --
12/31/02                               11.45       0.021        (2.440)        (0.011)             --             --
12/31/01                               12.55       0.011        (0.406)        (0.011)         (0.694)            --

----------
INDEX FUND
----------
N SHARES
12/31/05                             $ 22.08     $ 0.300       $ 0.851        $(0.331)        $(3.224)       $ 0.004 (6)
12/31/04                               21.54       0.299         1.851         (0.301)         (1.309)            --
12/31/03                               18.05       0.224         4.728         (0.226)         (1.236)            --
12/31/02                               23.90       0.194        (5.503)        (0.191)         (0.350)            --
12/31/01                               28.39       0.177        (3.752)        (0.178)         (0.737)            --
------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/05                             $ 15.71     $ 0.213       $ 1.892        $(0.165)        $    --        $    --
12/31/04                               13.64       0.126         2.054         (0.110)             --             --
12/31/03                                9.82       0.121         3.815         (0.131)             --          0.015 (6)
12/31/02                               11.55       0.039        (1.789)        (0.031)             --          0.051 (6)
12/31/01                               14.36       0.026        (2.815)        (0.021)             --             --

A SHARES
12/31/05                             $ 15.18     $ 0.108       $ 1.917        $(0.175)        $    --        $    --
12/31/04                               13.19       0.089         2.015         (0.114)             --             --
12/31/03                                9.35       0.030         3.928         (0.132)             --          0.014 (6)
12/31/02                               11.57       0.079        (2.311)            --              --          0.012 (6)
12/31/01                               14.38       0.016        (2.815)        (0.011)             --             --
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/05                             $ 24.05     $(0.011)      $ 1.101        $    --         $(4.294)       $ 0.004 (6)
12/31/04                               22.28       0.027         5.032         (0.011)         (3.322)         0.044 (6)
12/31/03                               14.85      (0.060)        7.727             --          (0.238)         0.001 (6)
12/31/02                               17.44      (0.119)       (2.473)            --              --          0.002 (6)
12/31/01                               19.62      (0.161)       (1.750)            --          (0.269)            --

A SHARES
12/31/05                             $ 24.03     $(0.089)      $ 1.159        $    --         $(4.294)       $ 0.004 (6)
12/31/04                               22.27       0.042         5.003         (0.025)         (3.322)         0.062 (6)
12/31/03                               14.85      (0.057)        7.714             --          (0.238)         0.001 (6)
12/31/02                               17.43      (0.118)       (2.463)            --              --          0.001 (6)
12/31/01                               19.62      (0.154)       (1.767)            --          (0.269)            --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
-----------
EQUITY FUND
-----------
N SHARES
12/31/05                            $13.98   12.31%       $   16,610     1.05%          1.10%              1.02%          62.67%
12/31/04                             13.53   17.91            12,799     1.19           1.19               0.66           72.72
12/31/03                             11.55   28.29            13,842     1.19           1.21               0.38           81.21
12/31/02                              9.02  (21.10)           11,082     1.20           1.22               0.28           61.83
12/31/01                             11.44   (3.36)           16,193     1.19           1.20               0.26           77.79

A SHARES
12/31/05                            $13.97   12.18% (4)   $    2,416     1.12%          1.16%              1.00%          62.67%
12/31/04                             13.53   17.85 (4)         1,127     1.19           1.19               0.71           72.72
12/31/03                             11.56   28.39 (4)           339     1.19           1.21               0.38           81.21
12/31/02                              9.02  (21.15) (4)          199     1.20           1.22               0.28           61.83
12/31/01                             11.45   (3.27) (4)          161     1.19           1.20               0.26           77.79

----------
INDEX FUND
----------
N SHARES
12/31/05                            $19.68    5.15%       $   14,963     0.57%          0.64%              1.34%           6.34%
12/31/04                             22.08   10.21            17,457     0.68           0.68               1.34            2.67
12/31/03                             21.54   27.82            19,986     0.68           0.72               1.12            1.72
12/31/02                             18.05  (22.43)           17,339     0.70           0.78               0.93            6.42
12/31/01                             23.90  (12.57)           24,449     0.70           0.75               0.68            4.26
------------------
INTERNATIONAL FUND
------------------
N SHARES
12/31/05                            $17.65   13.40%       $    2,900     1.37%          1.53%              1.11%          44.03%
12/31/04                             15.71   16.10             2,040     1.58           1.60               0.76           27.84
12/31/03                             13.64   40.19             1,595     1.61           1.64               1.11           35.15
12/31/02                              9.82  (14.79)            1,202     1.60           1.63               0.36           22.38
12/31/01                             11.55  (19.46)            5,336     1.61           1.62               0.50           38.32

A SHARES
12/31/05                            $17.03   13.34% (4)   $      349     1.44%          1.59%              0.93%          44.03%
12/31/04                             15.18   16.17 (4)           101     1.58           1.60               0.71           27.84
12/31/03                             13.19   42.33 (4)            57     1.57           1.60               0.27           35.15
12/31/02                              9.35  (19.19) (4)            6     1.65           1.68               0.71           22.38
12/31/01                             11.57  (19.47) (4)            3     1.61           1.62               0.18           38.32
--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
N SHARES
12/31/05                            $20.85    4.31%       $  108,134     1.15%          1.18%             (0.05)%         76.08%
12/31/04                             24.05   23.85 (7)        98,267     1.25           1.25               0.15           63.79
12/31/03                             22.28   51.68            61,579     1.45           1.50              (0.32)          83.34
12/31/02                             14.85  (14.85)           13,954     1.45           1.52              (0.76)          76.97
12/31/01                             17.44   (9.83)            8,301     1.45           1.50              (0.92)          85.04

A SHARES
12/31/05                            $20.81    4.28% (4)   $   12,094     1.19%          1.22%             (0.18)%         76.08%
12/31/04                             24.03   23.88 (4)(7)     66,179     1.25           1.25               0.33           63.79
12/31/03                             22.27   51.62 (4)         3,047     1.45           1.50              (0.30)          83.34
12/31/02                             14.85  (14.80) (4)          777     1.45           1.52              (0.76)          76.97
12/31/01                             17.43   (9.83) (4)          246     1.45           1.50              (0.92)          85.04


Spread 80-81


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP VALUE FUND
---------------------
N SHARES
12/31/05                             $ 50.44     $ 0.233       $ 4.152        $(0.148)        $(7.581)       $ 0.024 (6)
12/31/04                               44.99       0.186        12.074         (0.215)         (6.826)         0.231 (6)
12/31/03                               31.73       0.279        13.257         (0.278)             --          0.002 (6)
12/31/02                               36.81       0.059        (4.791)        (0.048)         (0.306)         0.006 (6)
12/31/01                               37.28       0.037         1.931         (0.037)         (2.401)            --

A SHARES
12/31/05                             $ 50.35     $ 0.173       $ 4.180        $(0.135)        $(7.581)       $ 0.033 (6)
12/31/04                               44.92       0.198        12.004         (0.229)         (6.826)         0.283 (6)
12/31/03                               31.69       0.271        13.243         (0.286)             --          0.002 (6)
12/31/02                               36.78       0.042        (4.767)        (0.064)         (0.306)         0.005 (6)
12/31/01                               37.28       0.049         1.901         (0.049)         (2.401)            --

--------
BOND FUND
--------
N SHARES
12/31/05                             $ 10.22     $ 0.438       $(0.210)       $(0.440)        $    --        $ 0.002 (6)
12/31/04                               10.27       0.431        (0.047)        (0.434)             --             --
12/31/03                               10.38       0.483        (0.110)        (0.483)             --             --
12/31/02                               10.25       0.556         0.130         (0.556)             --             --
12/31/01                               10.06       0.605         0.190         (0.605)             --             --

A SHARES
12/31/05                             $ 10.22     $ 0.429       $(0.211)       $(0.430)        $    --        $ 0.002 (6)
12/31/04                               10.27       0.432        (0.048)        (0.434)             --             --
12/31/03                               10.38       0.483        (0.110)        (0.483)             --             --
12/31/02                               10.25       0.556         0.130         (0.556)             --             --
12/31/01                               10.06       0.605         0.190         (0.605)             --             --

--------------------
HIGH YIELD BOND FUND
--------------------
N SHARES
12/31/05                             $ 13.07     $ 0.811       $(0.592)       $(0.812)        $(0.037)       $    --
05/18/04(3) to 12/31/04                12.43       0.527         0.831         (0.527)         (0.191)            --

A SHARES
12/31/05                             $ 13.07     $ 0.799       $(0.592)       $(0.800)        $(0.037)       $    --
05/18/04(3) to 12/31/04                12.43       0.527         0.831         (0.527)         (0.191)            --

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/05                             $ 16.84     $ 0.669       $(0.278)       $(0.678)        $(0.055)       $ 0.002 (6)
12/31/04                               17.12       0.550        (0.094)        (0.550)         (0.186)            --
12/31/03                               17.63       0.667        (0.293)        (0.667)         (0.217)            --
12/31/02                               16.79       0.828         0.840         (0.828)             --             --
12/31/01                               16.55       0.963         0.240         (0.963)             --             --

A SHARES
12/31/05                             $ 16.84     $ 0.655       $(0.278)       $(0.664)        $(0.055)       $ 0.002 (6)
12/31/04                               17.12       0.550        (0.094)        (0.550)         (0.186)            --
12/31/03                               17.63       0.667        (0.293)        (0.667)         (0.217)            --
12/31/02                               16.79       0.828         0.840         (0.828)             --             --
12/31/01                               16.55       0.963         0.240         (0.963)             --             --

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/05                             $ 11.41     $ 0.475       $(0.250)       $(0.475)        $    --        $    --
12/31/04                               11.55       0.451        (0.140)        (0.451)             --             --
12/31/03                               11.48       0.424         0.070         (0.424)             --             --
12/31/02                               10.91       0.453         0.570         (0.453)             --             --
12/31/01                               10.82       0.478         0.090         (0.478)             --             --

A SHARES
12/31/05                             $ 11.41     $ 0.466       $(0.250)       $(0.466)        $    --        $    --
12/31/04                               11.55       0.451        (0.140)        (0.451)             --             --
12/31/03                               11.48       0.424         0.070         (0.424)             --             --
12/31/02                               10.91       0.453         0.570         (0.453)             --             --
01/17/01(3) to 12/31/01                10.95       0.456        (0.040)        (0.456)             --             --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
---------------------
SMALL-CAP VALUE FUND
---------------------
N SHARES
12/31/05                            $47.12    8.68%       $  110,495     1.11%          1.15%              0.32%          74.30%
12/31/04                             50.44   28.59 (7)        35,891     1.18           1.19               0.50           69.98
12/31/03                             44.99   42.70             7,702     1.20           1.24               0.83          106.69
12/31/02                             31.73  (12.98)            4,414     1.24           1.34               0.18          134.99
12/31/01                             36.81    5.36             3,477     1.24           1.33               0.11           80.85

A SHARES
12/31/05                            $47.02    8.63% (4)   $   11,226     1.15%          1.19%              0.24%          74.30%
12/31/04                             50.35   28.62 (4)(7)      8,352     1.18           1.19               0.57           69.98
12/31/03                             44.92   42.68 (4)         1,557     1.20           1.24               0.83          106.69
12/31/02                             31.69  (12.98) (4)          669     1.24           1.34               0.18          134.99
12/31/01                             36.78    5.31 (4)           341     1.24           1.33               0.11           80.85

--------
BOND FUND
--------
N SHARES
12/31/05                            $10.01    2.29%       $    2,774     0.73%          1.04%              4.10%          51.90%
12/31/04                             10.22    3.82             3,540     0.85           1.18               4.20           75.40
12/31/03                             10.27    3.67             4,810     0.85           1.19               4.64           66.64
12/31/02                             10.38    6.91             5,838     0.85           1.21               5.44           65.39
12/31/01                             10.25    8.05             6,165     0.85           1.17               5.90           84.37

A SHARES
12/31/05                            $10.01    2.18% (4)   $      784     0.82%          1.13%              4.01%          51.90%
12/31/04                             10.22    3.82 (4)           843     0.85           1.18               4.24           75.40
12/31/03                             10.27    3.67 (4)           715     0.85           1.19               4.64           66.64
12/31/02                             10.38    6.91 (4)           824     0.85           1.21               5.36           65.39
12/31/01                             10.25    8.05 (4)           235     0.85           1.17               5.80           84.37

--------------------
HIGH YIELD BOND FUND
--------------------
N SHARES
12/31/05                            $12.44    1.78%       $      399     0.73%          0.93%              6.66%          41.97%
05/18/04(3) to 12/31/04              13.07   11.15 (2)           375     0.86 (1)       1.05 (1)           6.61 (1)       57.38

A SHARES
12/31/05                            $12.44    1.68% (4)   $      442     0.83%          1.03%              6.55%          41.97%
05/18/04(3) to 12/31/04              13.07   11.15 (2)(4)        176     0.86 (1)       1.05 (1)           6.61 (1)       57.38

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
N SHARES
12/31/05                            $16.50    2.32%       $    3,948     0.66%          1.14%              3.60%          70.97%
12/31/04                             16.84    2.79            11,436     0.75           1.09               3.23           35.37
12/31/03                             17.12    2.15            17,604     0.75           1.14               3.82           58.97
12/31/02                             17.63   10.12            19,769     0.75           1.32               4.80           61.56
12/31/01                             16.79    7.47             5,577     0.75           1.33               5.73           52.17

A SHARES
12/31/05                            $16.50    2.23% (4)   $    2,480     0.73%          1.19%              3.58%          70.97%
12/31/04                             16.84    2.79 (4)         2,976     0.75           1.09               3.23           35.37
12/31/03                             17.12    2.15 (4)         2,394     0.75           1.14               3.82           58.97
12/31/02                             17.63   10.12 (4)         2,324     0.75           1.32               4.58           61.56
12/31/01                             16.79    7.47 (4)           552     0.75           1.33               5.68           52.17

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
N SHARES
12/31/05                            $11.16    2.01%       $   12,519     0.54%          0.84%              4.23%          46.00%
12/31/04                             11.41    2.76             8,804     0.69           0.95               3.94           26.94
12/31/03                             11.55    4.38             7,341     0.70           0.97               3.69           40.20
12/31/02                             11.48    9.55            10,287     0.52           1.14               4.04           61.27
12/31/01                             10.91    5.32             7,573     0.50           1.11               4.24           100.00

A SHARES
12/31/05                            $11.16    1.93%(4)    $    1,802     0.64%          0.92%              4.13%          46.00%
12/31/04                             11.41    2.76 (4)         2,185     0.69           0.95               3.94           26.94
12/31/03                             11.55    4.38 (4)         2,102     0.70           0.97               3.69           40.20
12/31/02                             11.48    9.55 (4)         1,648     0.52           1.14               3.96           61.27
01/17/01(3) to 12/31/01              10.91    3.85 (2)(4)        131     0.50 (1)       1.11 (1)           4.19 (1)      100.00


                                                                    Spread 82-83


                                                                 Net
                                       Net                    Realized
                                      Asset                      and
                                      Value                  Unrealized    Distributions   Distributions    Redemption
                                    Beginning      Net       Gain/(Loss)     from Net        from Net      Fees Added to
                                       of       Investment       on         Investment       Realized         Paid-in
                                     Period       Income     Investments      Income           Gains          Capital
------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
N SHARES
12/31/05                             $ 10.29     $ 0.368       $(0.248)       $(0.370)        $    --        $    --
12/31/04                               10.38       0.362        (0.090)        (0.362)             --             --
12/31/03                               10.40       0.414        (0.020)        (0.414)             --             --
12/31/02                               10.31       0.524         0.090         (0.524)             --             --
12/31/01                               10.12       0.566         0.190         (0.566)             --             --

A SHARES
12/31/05                             $ 10.29     $ 0.359       $(0.248)       $(0.361)        $    --        $    --
12/31/04                               10.38       0.362        (0.090)        (0.362)             --             --
12/31/03                               10.40       0.414        (0.020)        (0.414)             --             --
12/31/02                               10.31       0.524         0.090         (0.524)             --             --
12/31/01                               10.12       0.566         0.190         (0.566)             --             --

--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/05                             $ 11.02     $ 0.478       $(0.200)       $(0.478)        $(0.080)       $    --
12/31/04                               11.33       0.475        (0.123)        (0.475)         (0.187)            --
12/31/03                               11.19       0.468         0.140         (0.468)             --             --
12/31/02                               10.54       0.500         0.650         (0.500)             --             --
12/31/01                               10.45       0.502         0.090         (0.502)             --             --

A SHARES
12/31/05                             $ 11.02     $ 0.470       $(0.200)       $(0.470)        $(0.080)       $    --
12/31/04                               11.33       0.475        (0.123)        (0.475)         (0.187)            --
12/31/03                               11.19       0.468         0.140         (0.468)             --             --
12/31/02                               10.54       0.500         0.650         (0.500)             --             --
01/31/01 (3) to 12/31/01               10.44       0.457         0.100         (0.457)             --             --

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                             $  1.00     $ 0.027       $    --        $(0.027)        $    --        $    --
12/31/04                                1.00       0.009            --         (0.009)             --             --
12/31/03                                1.00       0.007            --         (0.007)             --             --
12/31/02                                1.00       0.013            --         (0.013)             --             --
12/31/01                                1.00       0.036            --         (0.036)             --             --

-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/05                             $  1.00     $ 0.028       $    --        $(0.028)        $    --        $    --
12/31/04                                1.00       0.009            --         (0.009)             --             --
12/31/03                                1.00       0.007            --         (0.007)             --             --
12/31/02                                1.00       0.015            --         (0.015)             --             --
12/31/01                                1.00       0.038            --         (0.038)             --             --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                             $  1.00     $ 0.019       $    --        $(0.019)        $    --        $    --
12/31/04                                1.00       0.007            --         (0.007)             --             --
12/31/03                                1.00       0.005            --         (0.005)             --             --
12/31/02                                1.00       0.010            --         (0.010)             --             --
12/31/01                                1.00       0.023            --         (0.023)             --             --

                                     Net                     Net                   Ratio of Expenses
                                    Asset                   Assets     Ratio of       to Average        Ratio of Net
                                    Value                   End of    Expenses to     Net Assets      Investment Income  Portfolio
                                    End of  Total           Period    Average Net     (Excluding       to Average Net    Turnover
                                    Period  Return          (000)       Assets         Waivers)            Assets          Rate
----------------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
N SHARES
12/31/05                            $10.04    1.19%       $    5,568     0.75%          1.10%              3.61%          46.25%
12/31/04                             10.29    2.66             7,573     0.85           1.19               3.50           68.37
12/31/03                             10.38    3.85             9,045     0.85           1.22               3.95           61.21
12/31/02                             10.40    6.14             8,617     0.85           1.25               5.10           66.14
12/31/01                             10.31    7.60             6,419     0.85           1.21               5.48           56.36

A SHARES
12/31/05                            $10.04    1.10% (4)   $    3,707     0.82%          1.17%              3.55%          46.25%
12/31/04                             10.29    2.66 (4)         4,350     0.85           1.19               3.50           68.37
12/31/03                             10.38    3.85 (4)         4,547     0.85           1.22               3.95           61.21
12/31/02                             10.40    6.14 (4)         4,756     0.85           1.25               4.89           66.14
12/31/01                             10.31    7.60 (4)           960     0.85           1.21               5.37           56.36

--------------------
TAX-EXEMPT BOND FUND
--------------------
N SHARES
12/31/05                            $10.74    2.58%       $   28,026     0.61%          0.91%              4.39%          41.86%
12/31/04                             11.02    3.21            24,667     0.77           1.04               4.24           32.57
12/31/03                             11.33    5.55            24,873     0.76           1.04               4.15           42.58
12/31/02                             11.19   11.15            14,194     0.56           1.20               4.51           86.76
12/31/01                             10.54    5.76             1,522     0.52           1.16               4.74          168.31

A SHARES
12/31/05                            $10.74    2.50% (4)   $    4,197     0.70%          0.99%              4.30%          41.86%
12/31/04                             11.02    3.21 (4)         4,136     0.77           1.04               4.24           32.57
12/31/03                             11.33    5.55 (4)         3,098     0.76           1.04               4.15           42.58
12/31/02                             11.19   11.15 (4)         4,296     0.56           1.20               4.52           86.76
01/31/01 (3) to 12/31/01             10.54    5.40 (2)(4)        796     0.52 (1)       1.16 (1)           4.60 (1)      168.31

----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                            $ 1.00    2.70%       $  262,512     0.55%          0.60%              2.65%             --%
12/31/04                              1.00    0.88           234,751     0.56           0.60               0.88              --
12/31/03                              1.00    0.67           374,310     0.54           0.59               0.66              --
12/31/02                              1.00    1.30           302,126     0.55           0.61               1.27              --
12/31/01                              1.00    3.68           282,782     0.55           0.60               3.62              --

-----------------
MONEY MARKET FUND
-----------------
N SHARES
12/31/05                            $ 1.00    2.80%       $  920,774     0.52%          0.60%              2.72%             --%
12/31/04                              1.00    0.94         1,179,902     0.52           0.59               0.90              --
12/31/03                              1.00    0.74         1,301,168     0.52           0.58               0.75              --
12/31/02                              1.00    1.48         1,297,318     0.52           0.58               1.44              --
12/31/01                              1.00    3.85         1,542,392     0.54           0.58               3.81              --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
N SHARES
12/31/05                            $ 1.00    1.87%       $  257,842     0.57%          0.60%              1.87%             --%
12/31/04                              1.00    0.65           191,165     0.60           0.60               0.64              --
12/31/03                              1.00    0.54           237,835     0.57           0.58               0.54              --
12/31/02                              1.00    0.99           210,678     0.57           0.58               0.99              --
12/31/01                              1.00    2.34           230,533     0.58           0.58               2.35              --


(1)   Annualized.

(2)   Total returns for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4)   Sales load is not reflected in total return.

(5)   Not used.

(6) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less (30 days or less, effective June 1, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.

(7) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information on the Phoenix Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

   BY TELEPHONE

   Call 800.982.8782

   BY MAIL

   Phoenix Insight Funds
   c/o PFPC, Inc.
   P.O. Box 9829
   Providence, Rhode Island 02940-8029

   ON THE INTERNET

   The Funds' prospectuses, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

     [PHOENIX INSIGHT FUNDS
     http://www.__________.com]

Copies of the Funds' prospectuses, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.


INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202.942.8090. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE AVAILABLE ON THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT http://www.sec.gov. COPIES OF INFORMATION ABOUT THE FUNDS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.

THE FUNDS ARE SERIES OF PHOENIX INSIGHT FUNDS TRUST, WHOSE INVESTMENT COMPANY REGISTRATION NUMBER IS 811-7447.

                           PHOENIX
                           INSIGHT FUNDS TM


                              INSTITUTIONAL SHARES


                            MAY ____, 2006 PROSPECTUS


PHOENIX INSIGHT EQUITY FUNDS                 PHOENIX INSIGHT FIXED INCOME FUNDS
       Balanced Fund                                      Bond Fund
      Core Equity Fund                              High Yield Bond Fund
   Emerging Markets Fund                      Intermediate Government Bond Fund
        Equity Fund                           Intermediate Tax-Exempt Bond Fund
         Index Fund                             Short/Intermediate Bond Fund
     International Fund                             Tax-Exempt Bond Fund
   Small-Cap Growth Fund                       Ultra Short Duration Bond Fund
 Small-Cap Opportunity Fund
    Small-Cap Value Fund                     PHOENIX INSIGHT MONEY MARKET FUNDS
                                                Government Money Market Fund
                                                      Money Market Fund
                                                Tax-Exempt Money Market Fund

  AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
          PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                             PHOENIX INSIGHT EQUITY FUNDS
                             Introduction to Equity Funds          PAGE _
                                            Balanced Fund               _
                                         Core Equity Fund               _
                                    Emerging Markets Fund               _
                                              Equity Fund               _
                                               Index Fund               _
                                       International Fund               _
                                    Small-Cap Growth Fund               _
                               Small-Cap Opportunity Fund               _
                                     Small-Cap Value Fund               _
                                      Risk Considerations               _
                                        Fees and Expenses               _

                       PHOENIX INSIGHT FIXED INCOME FUNDS
                       Introduction to Fixed Income Funds               _
                                                Bond Fund               _
                                     High Yield Bond Fund               _
                        Intermediate Government Bond Fund               _
                        Intermediate Tax-Exempt Bond Fund               _
                             Short/Intermediate Bond Fund               _
                                     Tax-Exempt Bond Fund               _
                           Ultra Short Duration Bond Fund               _
                                      Risk Considerations               _
                                        Fees and Expenses               _

                       PHOENIX INSIGHT MONEY MARKET FUNDS
                       Introduction to Money Market Funds               _
                             Government Money Market Fund               _
                                        Money Market Fund               _
                             Tax-Exempt Money Market Fund               _
                                      Risk Considerations               _
                                        Fees and Expenses               _

                                       INVESTMENT ADVISER               _

                                       PORTFOLIO MANAGERS               _

                                   PRICING OF FUND SHARES               _

                                     SHAREHOLDER SERVICES               _

                         DIVIDENDS AND TAX CONSIDERATIONS               _

                                DISTRIBUTION ARRANGEMENTS               _

                        MASTER FUND/FEEDER FUND STRUCTURE               _

                                            TERMS TO KNOW               _

                                     FINANCIAL HIGHLIGHTS               _

                          PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

                          INTRODUCTION TO EQUITY FUNDS
--------------------------------------------------------------------------------

These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page _.

                                  BALANCED FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide current income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets. The Fund may invest in the equity securities of companies of any size.

The sub-adviser reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the Russell 1000 Index and between 35% and 60% of the return of the Lehman Brothers Aggregate Bond Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Allocation risk

o   Credit risk

o   Interest rate risk

o   Manager risk

o   Market risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to those of broad measures of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1998        1999       2000       2001       2002      2003       2004     2005
8.61%      -1.30%     12.31%      1.21%     -9.02%    19.33%     13.32%    7.45%

Best Quarter:      Q2 2003     9.00%      Worst Quarter:    Q3 2002    -8.34%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (3/24/97)
BALANCED FUND
 Return Before Taxes                                            7.45%     5.99%      7.83%
 Return After Taxes on Distributions                            5.44%     4.90%      6.02%
 Return After Taxes on Distributions and Sale of Fund Shares    6.10%     4.61%      5.81%
RUSSELL 1000 INDEX                                              6.27%     1.07%      7.49%
LEHMAN BROTHERS AGGREGATE BOND INDEX                            2.43%     5.87%      6.71%


                                CORE EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The Fund's sub-adviser selects securities that are considered to be undervalued and to represent growth opportunities. The sub-adviser considers many factors, but there is a focus on a company's sales, earnings and valuation.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

 1996    1997    1998    1999    2000    2001     2002     2003    2004   2005
28.92%  32.81%  25.03%  16.56%  -7.67%  -12.31%  -23.54%  30.49%  13.32%  8.97%

Best Quarter:      Q4 1998     22.71%     Worst Quarter:    Q3 2002    -15.70%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
CORE EQUITY FUND
 Return Before Taxes                                            8.97%     1.56%      8.57%
 Return After Taxes on Distributions                            5.97%     0.55%      7.17%
 Return After Taxes on Distributions and Sale of Fund Shares    7.20%     0.99%      7.02%
S&P 500 STOCK INDEX                                             4.91%     0.54%      8.75%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS, N.A. (HARRIS) WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 9.55% FOR 10 YEARS. THE PERFORMANCE OF THE S&P 500 STOCK INDEX FOR THE SAME PERIOD IS 9.07%

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in equity securities of issuers located in emerging markets countries. The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Currency rate risk

o   Emerging markets risk

o   Foreign securities risk

o   Geographic concentration risk

o   Manager risk

o   Market risk

o   Small company risk

o   Value stocks risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

 1998      1999      2000     2001     2002     2003     2004     2005
-31.16%   64.53%   -28.55%   -0.60%   -1.84%   51.11%   20.04%   31.23%

Best Quarter:      Q4 1999     32.66%     Worst Quarter:    Q2 1998    -27.09%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (10/21/97)
EMERGING MARKETS FUND
 Return Before Taxes                                            31.23%   18.36%       5.96%
 Return After Taxes on Distributions                            28.53%   17.58%       5.53%
 Return After Taxes on Distributions and Sale of Fund Shares    23.78%   16.19%       5.17%
MSCI EMERGING MARKETS FREE INDEX                                34.54%   19.44%       9.30%


1 PERFORMANCE SHOWN IS THE PERFORMANCE OF HANSBERGER GLOBAL INVESTORS, INC., THE FUND'S SUB-ADVISER PRIOR TO _________, 2006.

                                   EQUITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation and current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The Fund's sub-adviser selects stocks that are representative of the companies found within the Russell 1000 Value Index in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the Russell 1000 Value Index

o   Maintain a risk level approximating that of the Russell 1000 Value Index

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

 1997     1998     1999    2000     2001     2002      2003     2004     2005
35.89%   13.80%   -1.57%   8.48%   -3.00%   -20.99%   28.68%   18.14%   12.52%

Best Quarter:      Q4 1998     18.81%     Worst Quarter:    Q3 2002    -16.19%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
EQUITY FUND
 Return Before Taxes                                            12.52%    5.56%      9.57%
 Return After Taxes on Distributions                            10.96%    4.89%      7.05%
 Return After Taxes on Distributions and Sale of Fund Shares     9.83%    4.59%      7.17%
RUSSELL 1000 VALUE INDEX                                         7.05%    5.28%     10.43%


                                   INDEX FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide the return and risk characteristics of the S&P 500.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The Fund's sub-adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index while not necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. On a regular basis, the sub-adviser compares the Fund's performance to that of the S&P 500. The sub-adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 Stock Index Futures Contracts to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Leverage risk

o   Manager risk

o   Market risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

 1996    1997    1998    1999    2000    2001     2002     2003    2004   2005
22.71%  32.78%  28.22%  20.40%  -9.33%  -12.30%  -22.21%  28.11%  10.48%  5.38%

Best Quarter:      Q4 1998     21.23%     Worst Quarter:    Q3 2002    -17.08%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
INDEX FUND
 Return Before Taxes                                            5.38%     0.35%      8.13%
 Return After Taxes on Distributions                            2.89%    -0.96%      6.78%
 Return After Taxes on Distributions and Sale of Fund Shares    6.84%     0.04%      6.72%
S&P 500 STOCK INDEX                                             4.91%     0.54%      8.75%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND (AND, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND) MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR COMMON TRUST FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 8.78% FOR 10 YEARS. THE PERFORMANCE OF THE S&P 500 STOCK INDEX FOR THE SAME PERIOD IS 9.07%.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund's sub-adviser seeks to identify undervalued companies whose businesses are highly profitable, have consistent operating histories and financial performance, and enjoy favorable long-term economic prospects. A company may be undervalued when, in the opinion of the sub-adviser, the company is selling for a price that is below its intrinsic worth due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may include buying opportunities at attractive prices compared to the sub-adviser's calculation of future earnings power. The sub-adviser believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying a premium price for companies currently in favor in the market.

The Fund may invest substantially all of its assets in common stocks if the sub-adviser believes that common stocks will appreciate in value.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Currency rate risk

o   Foreign securities risk

o   Geographic concentration risk

o   Manager risk

o   Market risk

o   Value stocks risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

1996     1997    1998    1999    2000     2001    2002     2003    2004    2005
5.11%   -4.87%  -4.64%  27.33%  -9.34%  -19.29%  -14.41%  40.44%  16.48%  13.60%

Best Quarter:      Q2 2003     20.97%     Worst Quarter:    Q3 2002    -20.03%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
INTERNATIONAL FUND
 Return Before Taxes                                            13.60%    5.12%      3.47%
 Return After Taxes on Distributions                            13.60%    5.12%      3.14%
 Return After Taxes on Distributions and Sale of Fund Shares     9.27%    4.53%      2.89%
MSCI EAFE INDEX                                                 14.02%    4.94%      6.19%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND (AND, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND) MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR COMMON TRUST FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 3.52% FOR 10 YEARS. THE PERFORMANCE OF THE MSCI EAFE INDEX FOR THE SAME PERIOD IS 6.18%.

      PERFORMANCE SHOWN IS THE PERFORMANCE OF HANSBERGER GLOBAL INVESTORS, INC., THE FUND'S SUB-ADVISER PRIOR TO ______, 2006.

                              SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The Fund seeks to invest in equity securities of companies that the sub-adviser believes offer superior prospects for growth, i.e ., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market and higher-than-average forecast earnings-growth rates. Valuation is a secondary consideration in stock selection. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Growth Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Industry concentration risk

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

 2002          2003        2004       2005
-20.66%       48.31%      20.37%      3.40%

Best Quarter:      Q2 2003     22.89%     Worst Quarter:    Q3 2002    -15.51%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------
                                                                        Life of
                                                                         Fund
                                                                1 Year  (1/9/01)
SMALL-CAP GROWTH FUND
 Return Before Taxes                                            3.40%     7.26%
 Return After Taxes on Distributions                            2.56%     7.09%
 Return After Taxes on Distributions and Sale of Fund Shares    2.99%     6.26%
RUSSELL 2000 GROWTH INDEX                                       4.15%     3.90%

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The Fund seeks to invest in the securities of companies that the sub-adviser believes have growth potential. In selecting securities, the sub-adviser focuses on those companies that appear to have potential for sales growth but are attractively valued relative to the securities of comparable companies. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

 1996    1997   1998    1999   2000    2001    2002      2003    2004    2005
18.80%  25.47%  1.16%  40.14%  6.75%  -9.65%  -14.58%   52.02%  24.16%   4.55%

Best Quarter:      Q4 1999     28.21%     Worst Quarter:    Q3 1998    -21.01%

AVERAGE ANNUAL TOTAL RETURN  1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
SMALL-CAP OPPORTUNITY FUND
 Return Before Taxes                                            4.55%     8.78%     12.92%
 Return After Taxes on Distributions                            1.91%     7.58%     11.23%
 Return After Taxes on Distributions and Sale of Fund Shares    6.55%     7.45%     10.90%
RUSSELL 2000 INDEX                                              4.55%     8.22%      9.05%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 13.14% FOR 10 YEARS. THE PERFORMANCE OF THE RUSSELL 2000 INDEX FOR THE SAME PERIOD IS 9.26%.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation. Income is a secondary objective.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in the securities of small-cap companies. The Fund's sub-adviser normally considers small-cap companies to include those with a market capitalization no larger than that of the largest company in the Russell 2000 Index. The sub-adviser seeks securities it considers to be undervalued at the time of purchase. The sub-adviser uses a value investment strategy that seeks companies that are attractively valued relative to the securities of comparable companies. In searching for stocks with lower than average valuations, the sub-adviser considers, among other things, price-to-earnings and price-to-book ratios. The sub-adviser seeks to maintain a risk level approximating that of the Russell 2000 Value Index.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Manager risk

o   Market risk

o   Small company risk

o   Volatility risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

 1996    1997    1998   1999    2000   2001    2002     2003    2004   2005
15.05%  29.58%  -3.93%  0.49%  34.45%  5.57%  -12.76%  43.04%  28.93%  8.90%

Best Quarter:      Q2 2003     20.15%     Worst Quarter:    Q3 2002    -20.15%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (3/24/97)
SMALL-CAP VALUE FUND
 Return Before Taxes                                            8.90%    13.09%     13.56%
 Return After Taxes on Distributions                            6.29%    11.48%     11.85%
 Return After Taxes on Distributions and Sale of Fund Shares    8.66%    10.94%     11.28%
RUSSELL 2000 VALUE INDEX                                        4.71%    13.55%     12.25%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 13.60% FOR 10 YEARS. THE PERFORMANCE OF THE RUSSELL 2000 VALUE INDEX FOR THE SAME PERIOD IS 13.08%.

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------
The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


------------------------------------------------------------------------------------------------------------------------------
                                      Core    Emerging                                      Small-Cap   Small-Cap   Small-Cap
RISKS FOR ONE             Balanced   Equity    Markets    Equity     Index   International   Growth    Opportunity    Value
OR MORE FUNDS               Fund      Fund      Fund       Fund       Fund       Fund         Fund         Fund        Fund
------------------------------------------------------------------------------------------------------------------------------
Allocation                   P
------------------------------------------------------------------------------------------------------------------------------
Counterparty                 O         O         O          O          O           O           O            O           O
------------------------------------------------------------------------------------------------------------------------------
Credit                       P                   O                                 O
------------------------------------------------------------------------------------------------------------------------------
Currency rate                O                   P                                 P
------------------------------------------------------------------------------------------------------------------------------
Emerging markets                                 P                                 O
------------------------------------------------------------------------------------------------------------------------------
Foreign securities           O         O         P          O                      P           O            O           O
------------------------------------------------------------------------------------------------------------------------------
Geographic concentration                         P                                 P
------------------------------------------------------------------------------------------------------------------------------
Industry concentration                           O                                 O           P
------------------------------------------------------------------------------------------------------------------------------
Interest rate                P                   O                     O           O
------------------------------------------------------------------------------------------------------------------------------
Leverage                     O         O         O          O          P           O           O            O           O
------------------------------------------------------------------------------------------------------------------------------
Manager                      P         P         P          P          P           P           P            P           P
------------------------------------------------------------------------------------------------------------------------------
Market                       P         P         P          P          P           P           P            P           P
------------------------------------------------------------------------------------------------------------------------------
Prepayment                   P
------------------------------------------------------------------------------------------------------------------------------
Small company                O                   P                                 O           P            P           P
------------------------------------------------------------------------------------------------------------------------------
Value Stocks                                     P                                 P
------------------------------------------------------------------------------------------------------------------------------
Volatility                   O         P         P          P          O           P           P            P           P
------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

EMERGING MARKETS RISK

Investments in less-developed countries whose markets are still emerging generally present risks in greater degree than those presented by investments in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval may be required in some developing countries for the release of investment income, capital and sale proceeds to foreign investors, and some developing countries may limit the extent of foreign investment in domestic companies.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VALUE STOCKS RISK

Value stocks involve the risk that the value of the security will not be recognized for an unexpectedly long period of time, and that the security is not undervalued but is appropriately priced due to fundamental problems not yet apparent. Value-oriented funds typically under perform when growth investing is in favor.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

  THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY
              AND HOLD SHARES OF THE PHOENIX INSIGHT EQUITY FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None

REDEMPTION FEE                                                           2.00% *
--------------------------------------------------------------------------------

* TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE EQUITY FUNDS WITHIN 30 DAYS OF ACQUISITION.

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


                                      Core    Emerging                                      Small-Cap   Small-Cap   Small-Cap
                          Balanced   Equity   Markets     Equity     Index   International   Growth    Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------
Management Fees
                           0.50%     0.70%     1.00%      0.70%      0.20%       0.85%       0.75%        0.75%       0.70%
Other Expenses             0.28      0.23      0.32       0.16       0.18        0.30        1.23         0.14        0.18
------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND          0.78%     0.93%     1.32%      0.86%      0.38%       1.15%       1.98%        0.89%       0.88%
OPERATING EXPENSES
Expense Reduction            --        --        --         --         --          --       (0.83)          --          --
------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND
OPERATING EXPENSES         0.78%     0.93%     1.32%      0.86%      0.38%       1.15%       1.15%        0.89%       0.88%
------------------------------------------------------------------------------------------------------------------------------


1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW INVESTMENT ADVISER, ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS. THE FUND'S INVESTMENT ADVISER HAS AGREED TO LIMIT THE TOTAL OPERATING EXPENSES OF THE SMALL CAP GROWTH FUND TO 1.15% UNTIL DECEMBER 31, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                      Core    Emerging                                      Small-Cap   Small-Cap   Small-Cap
                          Balanced   Equity   Markets     Equity     Index   International   Growth    Opportunity    Value
------------------------------------------------------------------------------------------------------------------------------
One Year                   $   80    $   95    $  134     $   88     $  39      $  117       $  117      $   91      $   90
------------------------------------------------------------------------------------------------------------------------------
Three Years                   249       296       418        274       122         365          541         284         281
------------------------------------------------------------------------------------------------------------------------------
Five Years                    433       515       723        477       213         633          991         493         488
------------------------------------------------------------------------------------------------------------------------------
Ten Years                     966      1143     1,590      1,061       480       1,398        2,239       1,096       1,084
------------------------------------------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

                       INTRODUCTION TO FIXED INCOME FUNDS
--------------------------------------------------------------------------------

These Funds invest primarily in bonds, which are debt instruments that normally
--

      o   Pay a set amount of interest on a regular basis

      o   Repay the face amount, or principal, at a stated future date

      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies


Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page _.

                                    BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in bonds and similar fixed income securities.

The sub-adviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities.

Securities selected for Fund investment may be of any maturity or duration. Normally, the Fund's dollar weighted average duration will vary between two and eight years. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security's payment pattern. The sub-adviser may adjust the Fund's dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the sub-adviser may choose to move the Fund's dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the Fund's dollar-weighted average maturity will range between three and fifteen years.

Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. High portfolio turnover rates increase costs to the Fund, negatively affect Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Long-term maturities risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

1997    1998    1999      2000    2001    2002    2003    2004    2005
9.41%   7.12%   -0.91%   13.06%   8.32%   7.18%   3.93%   4.07%   2.44%

Best Quarter:      Q4 2000     5.04%      Worst Quarter:    Q2 2004    -2.34%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (4/16/96)
BOND FUND
 Return Before Taxes                                            2.44%     5.16%      6.12%
 Return After Taxes on Distributions                            0.84%     3.20%      3.75%
 Return After Taxes on Distributions and Sale of Fund Shares    1.57%     3.23%      3.76%
LEHMAN BROTHERS AGGREGATE BOND INDEX                            2.43%     5.87%      6.64%


1 PERFORMANCE SHOWN IS THE PERFORMANCE OF HARRIS INVESTMENT MANAGEMENT, INC., THE FUND'S INVESTMENT ADVISER PRIOR TO ________, 2006.

                              HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return through a combination of income and capital appreciation.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in domestic and foreign bonds, commonly known as "junk bonds", that have a credit quality rated below "Baa" by Moody's Investors Service, Inc. (Moody's) and "BBB" by Standard and Poor's Corporation (S&P). The Fund may also invest in a broad range of interest-rate sensitive securities, including preferred stocks, interest-rate futures contracts, and foreign currency futures and forwards for the purpose of hedging. The Fund may also invest up to 20% of its assets in common stocks and convertible securities.

The Fund's sub-adviser uses an investment process that focuses on adding value through issue selection, sector/industry selection and opportunistic trading. The sub-adviser evaluates market conditions in the context of broad macroeconomic trends. It generally overweights those sector/industries where well-valued companies can be identified and whose business profiles (and credit measures) are viewed to be improving

The sub-adviser considers credit research an integral component of its higher quality high yield investment process. It invests across the credit rating spectrum with an emphasis on securities that are moving up the credit rating scale of a nationally recognized statistical rating organization and generally those rated Ba/BB and B/B by Moody's, Standard & Poor's or Fitch, at the time of investment. If after the time of investment a security's rating declines, the Fund is not obligated to sell the security.

Principally, securities are selected from a broad universe of domestic high yield corporate bonds, although the Fund may invest in other types of high yield securities.

The sub-adviser attempts to maintain the duration of the Fund at a level similar to that of its style benchmark. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity the greater the duration and, therefore, the greater effect interest rate changes have on the price of the security.

The sub-adviser's investment strategies may result in a higher portfolio turnover rate for the Fund. A high portfolio turnover rate increases transaction costs to the Fund, negatively affects Fund performance, and may increase capital gain distributions, resulting in greater tax liability to Fund shareholders.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Foreign securities risk

o   High yield securities (junk bond) risk

o   Income risk

o   Interest rate risk

o   Leverage risk

o   Long-term maturities risk

o   Manager risk

o   Prepayment risk

Because of the speculative nature of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

 2000   2001    2002     2003     2004    2005
6.02%   8.02%   0.09%   18.15%   10.65%   1.94%

Best Quarter:      Q2 2003     6.71%      Worst Quarter:    Q2 2002    -3.17%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                          Life of
                                                                           Fund
                                                                1 Year   (9/23/02)
HIGH YIELD BOND FUND
 Return Before Taxes                                             1.94%    10.43%
 Return After Taxes on Distributions                            -0.45%     7.60%
 Return After Taxes on Distributions and Sale of Fund Shares     1.26%     7.31%
BEAR STEARNS HIGH YIELD BOND INDEX                               1.79%    14.13%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE SEPTEMBER 23, 2002, TO A COLLECTIVE INVESTMENT FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR COLLECTIVE TRUST FUND FROM ITS INCEPTION ON JULY 12, 1999 UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND. THE FUND'S RETURNS FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 7.58% FOR FIVE YEARS AND 7.19% FOR LIFE OF FUND. THE PERFORMANCE OF THE BEAR STEARNS HIGH YIELD BOND INDEX FOR THE SAME PERIODS IS 8.72% AND 5.40%, RESPECTIVELY.

      PERFORMANCE SHOWN IS THE PERFORMANCE OF HIM-MONEGY, INC., THE FUND'S SUB-ADVISER PRIOR TO _______, 2006.

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income, consistent with preservation of capital.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates),

o Securities issued by U.S. government agencies whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only, and

o   Repurchase agreements collateralized by U.S. government securities.

The Fund's sub-adviser may invest up to 20% of the Fund's assets in:

o   Asset-backed securities

o   Non-agency mortgage-backed securities

o   Corporate bonds

The dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

1996    1997    1998     1999    2000     2001     2002    2003    2004    2005
4.06%   7.82%   7.45%   -0.80%   13.18%   7.74%   10.39%   2.40%   3.05%   2.49%

Best Quarter:      Q3 2002     5.22%      Worst Quarter:    Q2 2004    -2.45%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (3/24/97)
INTERMEDIATE GOVERNMENT BOND FUND
 Return Before Taxes                                            2.49%     5.17%      6.06%
 Return After Taxes on Distributions                            0.89%     3.29%      3.86%
 Return After Taxes on Distributions and Sale of Fund Shares    1.63%     3.31%      3.84%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX              1.68%     4.82%      5.82%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE MARCH 24, 1997, TO A COLLECTIVE INVESTMENT FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 5.70% FOR 10 YEARS. THE PERFORMANCE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX FOR THE SAME PERIOD IS 5.50%.

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in a broad range of municipal securities. These securities generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. This policy is fundamental and may only be changed by shareholder approval. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

Under normal market conditions, the Fund's investments will have a dollar-weighted average maturity in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bonds

o They tend to deliver less income with greater share price stability than longer-term bonds

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Municipal market risk

o   Prepayment risk

o   Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

1996    1997    1998     1999     2000    2001    2002    2003    2004    2005
3.06%   6.41%   4.94%   -0.43%   11.21%   5.58%   9.82%   4.64%   3.02%   2.19%

Best Quarter:      Q3 2002     4.66%      Worst Quarter:    Q2 2004    -2.26%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
INTERMEDIATE TAX-EXEMPT BOND FUND
 Return Before Taxes                                            2.19%     5.02%      5.01%
 Return After Taxes on Distributions                            2.19%     5.02%      4.95%
 Return After Taxes on Distributions and Sale of Fund Shares    2.97%     4.94%      4.90%
LEHMAN BROTHERS 3-15 YEAR BLEND MUNICIPAL BOND INDEX            2.25%     5.18%      5.45%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 4.99% FOR 10 YEARS. PERFORMANCE OF THE LEHMAN BROTHERS 3-15 YEAR BLEND MUNICIPAL BOND INDEX FOR THE SAME PERIOD IS 5.42%.

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of total return, including a competitive level of current income.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in bonds with a short/intermediate-term average maturity.

The Fund normally maintains a dollar-weighted average maturity (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in bonds and debentures, U.S. government securities, U.S. dollar denominated debt obligations of foreign governments, mortgage-backed and asset-backed securities, municipal securities, zero-coupon securities, other floating/variable rate obligations, and options and interest-rate futures contracts.

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Prepayment risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1997    1998    1999     2000    2001    2002    2003     2004    2005
7.15%   7.01%   0.81%   10.40%   7.86%   6.40%   4.11%    2.92%   1.36%

Best Quarter:      Q3 2001     4.16%      Worst Quarter:    Q2 2004    -2.22%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
SHORT/INTERMEDIATE BOND FUND
 Return Before Taxes                                            1.36%    4.50%      5.20%
 Return After Taxes on Distributions                            0.02%    2.76%      3.08%
 Return After Taxes on Distributions and Sale of Fund Shares    0.88%    2.80%      3.11%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX       1.58%    5.50%      5.93%


                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in municipal securities with varying maturities. These securities may be of various maturities and generate income that is generally exempt from federal income tax and not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund's sub-adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o Credit analysis to determine whether the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. government securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Interest rate risk

o   Manager risk

o   Municipal market risk

o   Prepayment risk

o   Leverage risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN 1

(AS OF 12/31 EACH YEAR)

1996    1997    1998     1999     2000    2001     2002    2003    2004    2005
3.76%   8.55%   4.88%   -3.07%   14.41%   6.02%   11.42%   5.81%   3.46%   2.76%

Best Quarter:      Q4 2000     6.20%      Worst Quarter:    Q2 2004    -2.69%

AVERAGE ANNUAL TOTAL RETURN 1

(FOR THE PERIODS ENDING 12/31/05)
------------------------------------------------------------


                                                                                    Life of
                                                                                     Fund
                                                                1 Year   5 Years   (2/26/96)
TAX-EXEMPT BOND FUND
 Return Before Taxes                                            2.76%     5.85%      5.71%
 Return After Taxes on Distributions                            2.57%     5.75%      5.52%
 Return After Taxes on Distributions and Sale of Fund Shares    3.48%     5.70%      5.49%
LEHMAN BROTHERS MUNICIPAL BOND INDEX                            3.51%     5.59%      5.80%


1 THE FUND IS THE SUCCESSOR, EFFECTIVE FEBRUARY 26, 1996, TO A COMMON TRUST FUND MANAGED BY HARRIS WITH INVESTMENT OBJECTIVES AND POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE PERFORMANCE OF THE FUND SHOWN IN THE BAR CHART INCLUDES THE PERFORMANCE OF ITS PREDECESSOR FUND UNTIL ITS CONVERSION INTO A MUTUAL FUND. THE PREDECESSOR FUND'S PERFORMANCE WAS ADJUSTED TO REFLECT THE FUND'S ESTIMATE OF ITS EXPENSE RATIO FOR THE FIRST YEAR OF OPERATION AS A MUTUAL FUND. THE PREDECESSOR FUND WAS NOT REGISTERED UNDER THE 1940 ACT NOR WAS IT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE RESULTS.

      THE FUND'S AVERAGE ANNUAL TOTAL RETURNS IN THE TABLE DO NOT INCLUDE THE PERFORMANCE OF THE PREDECESSOR COMMON TRUST FUND. THE FUND'S RETURN FOR THE PERIOD ENDED 12/31/05, INCLUDING THE PERFORMANCE OF THE PREDECESSOR FUND, IS 5.70% FOR 10 YEARS. THE PERFORMANCE OF THE LEHMAN BROTHERS MUNICIPAL BOND INDEX FOR THE SAME PERIOD IS 5.71%.

                         ULTRA SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide a high level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in investment-grade fixed income instruments. The Fund invests in a broad range of short-term instruments, including U.S. government securities, and bank and commercial obligations. Commercial paper purchased by the Fund will consist of direct obligations of domestic and foreign corporate issuers, including bank holding companies. The Fund may also invest in repurchase agreements and asset- or mortgage-backed securities. Because of the short-term nature of the Fund's investments, the Fund's duration is generally not expected to exceed 12 months.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will normally purchase only securities (other than U.S. government securities) that are investment grade.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

The Fund is not managed to maintain a stable net asset value.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Foreign securities risk

o   Income risk

o   Interest rate risk

o   Manager risk

Because of the nature of some of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. The table also includes after-tax returns for the Fund. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund.

After-tax returns have been calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt. When you consider this information, please remember that the Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

2005
2.76%

Best Quarter:      Q2 2005     0.94%      Worst Quarter:    Q1 2005    0.28%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
-----------------------------------------------


                                                                          Life of
                                                                           Fund
                                                                1 Year   (2/26/96)
ULTRA SHORT DURATION BOND FUND
 Return Before Taxes                                             2.76%     2.09%
 Return After Taxes on Distributions                             1.79%     1.19%
 Return After Taxes on Distributions and Sale of Fund Shares     1.79%     1.26%
MERRILL LYNCH 9-12 MONTHS U.S TREASURY NOTES AND BONDS INDEX     2.57%     1.81%


                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------
The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


------------------------------------------------------------------------------------------------------------------------------
                                           High       Intermediate    Intermediate      Short/                     Ultra Short
                                Bond    Yield Bond     Government      Tax-Exempt    Intermediate    Tax-Exempt     Duration
RISKS FOR ONE OR MORE FUNDS     Fund       Fund        Bond Fund       Bond Fund      Bond Fund      Bond Fund      Bond Fund
------------------------------------------------------------------------------------------------------------------------------
Counterparty                     O          O              O               O              O              O              O
------------------------------------------------------------------------------------------------------------------------------
Credit                           P          P              P               P              P              P              P
------------------------------------------------------------------------------------------------------------------------------
Foreign securities               O          P              O                              O                             P
------------------------------------------------------------------------------------------------------------------------------
High yield securities            O          P                                             O
------------------------------------------------------------------------------------------------------------------------------
Income                           P          P              P               P              P              P              P
------------------------------------------------------------------------------------------------------------------------------
Interest rate                    P          P              P               P              P              P              P
------------------------------------------------------------------------------------------------------------------------------
Leverage                         O          P              O               P              O              P              O
------------------------------------------------------------------------------------------------------------------------------
Long-term maturities             P          P
------------------------------------------------------------------------------------------------------------------------------
Manager                          P          P              P               P              P              P              P
------------------------------------------------------------------------------------------------------------------------------
Market                           O          O              O               O              O              O              O
------------------------------------------------------------------------------------------------------------------------------
Municipal market                 O                                         P                             P              O
------------------------------------------------------------------------------------------------------------------------------
Prepayment                       P          P              P               P              P              P              O
------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives. During periods of adverse market conditions, the Fund may temporarily invest a substantial portion of its assets in investment-grade fixed income securities and money market instruments. When the Fund takes such a defensive position, the Fund may not be able to meet its investment objective.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

HIGH YIELD SECURITIES (JUNK BOND) RISK

Securities rated "BB" or below by S&P or "Ba" or below by Moody's are known as "high yield" securities and are commonly referred to as "junk bonds". These securities involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make the payment of interest or principal.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

INTEREST RATE RISK

The risk that bond prices overall will decline because of rising interest rates. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing a fund's duration and reducing the value of such a security. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., forward or futures contracts, derivative securities or purchases on margin) that tend to magnify changes in an index or market.

LONG-TERM MATURITIES RISK

Fixed income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than securities with shorter maturities.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations. As interest rates decline, the issuers of securities held by a fund may prepay principal earlier that scheduled, forcing a fund to reinvest in lower yielding securities. This prepayment may reduce a fund's income. If a fund invests in asset-backed and mortgage-backed securities, it is more vulnerable to this risk.

                     FEES AND EXPENSES - FIXED INCOME FUNDS
--------------------------------------------------------------------------------
       THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY
     IF YOU BUY AND HOLD SHARES OF THE PHOENIX INSIGHT FIXED INCOME FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None

REDEMPTION FEE                                                           2.00% *
--------------------------------------------------------------------------------

* TO DISCOURAGE SHORT-TERM TRADING, YOU WILL BE CHARGED A 2.00% FEE IF YOU REDEEM OR EXCHANGE SHARES FROM ANY OF THE FIXED INCOME FUNDS (OTHER THAT THE ULTRA SHORT DURATION BOND FUND) WITHIN 30 DAYS OF ACQUISITION.

ANNUAL FUND OPERATING EXPENSES 1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)


---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Ultra
                                                      Intermediate    Intermediate      Short/                       Short
                                       High Yield      Government      Tax-Exempt    Intermediate    Tax-Exempt    Duration
                              Bond        Bond            Bond            Bond           Bond           Bond         Bond
---------------------------------------------------------------------------------------------------------------------------
Management Fees               0.50%       0.45%           0.45%           0.45%          0.55%         0.45%         0.20%
Other Expenses                0.19        0.30            0.57            0.17           0.16          0.25          0.30
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND             0.69%       0.75%           1.02%           0.62%          0.71%         0.70%         0.50%
OPERATING EXPENSES
Expense Reduction            (0.09)         --           (0.52)          (0.02)         (0.01)        (0.10)           --
---------------------------------------------------------------------------------------------------------------------------
NET ANNUAL FUND
OPERATING EXPENSES            0.60%       0.75%           0.50%           0.60%          0.70%         0.60%         0.50%
---------------------------------------------------------------------------------------------------------------------------


1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW INVESTMENT ADVISER, ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS. THE FUND'S INVESTMENT ADVISER HAS AGREED TO LIMIT THE TOTAL OPERATING EXPENSES OF THE BOND FUND TO 0.60%, THE INTERMEDIATE GOVERNMENT BOND FUND TO 0.50%, THE INTERMEDIATE TAX-EXEMPT BOND FUND TO 0.60%, THE SHORT/INTERMEDIATE BOND FUND TO 0.70%, AND THE TAX EXEMPT BOND FUND TO 0.60% UNTIL DECEMBER 31, 2007.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                Intermediate    Intermediate       Short/
                                  High Yield     Government      Tax-Exempt     Intermediate    Tax-Exempt     Ultra Short
                       Bond          Bond           Bond            Bond            Bond           Bond       Duration Bond
---------------------------------------------------------------------------------------------------------------------------
One Year               $ 61         $ 76           $   51           $ 61           $ 72            $ 61           $ 51
---------------------------------------------------------------------------------------------------------------------------
Three Years             206          237              241            195            225             208            160
---------------------------------------------------------------------------------------------------------------------------
Five Years              370          411              482            343            394             374            280
---------------------------------------------------------------------------------------------------------------------------
Ten Years               845          918            1,172            771            881             856            628
---------------------------------------------------------------------------------------------------------------------------


                       PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

These Funds invest in short-term money market securities issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations , commercial paper, asset-backed securities and repurchase agreements.

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
--------------------------------------------------------------------------------
Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o   Buy only high-quality, short-term money market instruments

o   Buy securities with remaining maturities no longer than 397 days

Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page _.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o   repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Manager risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
5.24%   5.48%   5.43%   5.04%   6.24%   4.04%   1.65%   1.02%   1.23%   3.06%

Best Quarter:      Q4 2000     1.61%      Worst Quarter:    Q3 2003    0.22%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------

                                      1 Year       5 Years       10 Years
GOVERNMENT MONEY MARKET FUND           3.06%        2.19%          3.83%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.17%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Foreign securities risk

o   Income risk

o   Manager risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
5.38%   5.66%   5.61%   5.29%   6.46%   4.21%   1.83%   1.10%   1.29%   3.15%

Best Quarter:      Q4 2000     1.66%      Worst Quarter:    Q1 2004    0.20%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------

                                      1 Year       5 Years       10 Years
MONEY MARKET FUND                      3.15%        2.31%          3.98%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.20%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND

--------------------------------------------------------------------------------

FUND OBJECTIVE
--------------------------------------------------------------------------------
The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH
--------------------------------------------------------------------------------
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS
--------------------------------------------------------------------------------
(See Risk Considerations, page _.)

o   Credit risk

o   Income risk

o   Manager risk

o   Municipal market risk

o   Principal stability risk

FUND PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The bar chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005
3.19%   3.47%   3.35%   3.07%   3.94%   2.70%   1.35%   0.90%   1.00%   2.23%

Best Quarter:      Q4 2000     1.03%      Worst Quarter:    Q3 2003    0.24%

AVERAGE ANNUAL TOTAL RETURN

(FOR THE PERIODS ENDING 12/31/05)
--------------------------------------

                                      1 Year       5 Years       10 Years
TAX-EXEMPT MONEY MARKET FUND           2.23%        1.63%         2.51%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.20%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 4.44%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

--------------------------------------------------------------------------------
                                  Government                        Tax-Exempt
                                 Money Market     Money Market     Money Market
RISKS FOR ONE OR MORE FUNDS          Fund             Fund             Fund
--------------------------------------------------------------------------------
Counterparty                          O                 O                O
--------------------------------------------------------------------------------
Credit                                P                 P                P
--------------------------------------------------------------------------------
Foreign securities                                      P
--------------------------------------------------------------------------------
Income                                P                 P                P
--------------------------------------------------------------------------------
Manager                               P                 P                P
--------------------------------------------------------------------------------
Municipal market                                                         P
--------------------------------------------------------------------------------
Principal stability                   P                 P                P
--------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o   The investment objective

o   The Fund's ability to achieve its objective

o   The markets in which the Fund invests

o   The investments the Fund makes in those markets

o   Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS
--------------------------------------------------------------------------------
  THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY
           AND HOLD SHARES OF THE PHOENIX INSIGHT MONEY MARKET FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None

REDEMPTION FEE                                                           None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------

                                           Government     Money      Tax-Exempt
                                          Money Market    Market    Money Market
--------------------------------------------------------------------------------
Management Fees                              0.10%         0.10%       0.10%
Other Expenses 1                             0.09          0.08        0.08
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 1       0.19%         0.18%       0.18%
--------------------------------------------------------------------------------

1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS..

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                           Government     Money      Tax-Exempt
                                          Money Market    Market    Money Market
--------------------------------------------------------------------------------
One Year                                     $ 19          $ 18         $ 18
--------------------------------------------------------------------------------
Three Years                                    61            58           58
--------------------------------------------------------------------------------
Five Years                                    107           101          101
--------------------------------------------------------------------------------
Ten Years                                     243           230          230
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

--------------------------------------------------------------------------------
Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 14 fund companies totaling 40 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Funds' investment adviser since May __, 2006. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funds' general operations. In the case of all of the Funds other than the Bond Fund, High Yield Bond Fund, Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the investment sub-adviser. Prior to ______, 2006, HIM was the Funds' investment adviser. In the case of the Bond Fund and the High Yield Bond Fund, PIC has appointed and oversees the activities of Seneca Capital Management LLC, as the investment sub-adviser. In the case of the Emerging Markets Fund and International Fund, PIC has appointed and oversees the activities of Vontobel Asset Management, Inc., as the investment sub-adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

Under an exemptive order from the Securities and Exchange Commission, PIC is permitted, subject to certain conditions, to (a) employ a new unaffiliated sub-adviser for a Fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any subadvisory agreement; and
(c) continue the employment of an existing sub-adviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.

ADVISORY FEES
--------------------------------------------------------------------------------
The following chart shows the investment advisory fees payable, before fee waivers, by each Fund during its last fiscal year to HIM, each Fund's investment adviser prior to _______ __, 2006.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund ................................   0.50%

Core Equity Fund .............................   0.70

Emerging Markets Fund ........................   1.25

Equity Fund ..................................   0.70

Index Fund ...................................   0.20

International Fund ...........................   1.05

Small-Cap Growth Fund ........................   0.75

Small-Cap Opportunity Fund ...................   0.75

Small-Cap Value Fund .........................   0.70

Bond Fund ....................................   0.65

High Yield Bond Fund .........................   0.45

Intermediate Government Bond Fund ............   0.45

Intermediate Tax-Exempt Bond Fund ............   0.45

Short/Intermediate Bond Fund .................   0.70

Tax-Exempt Bond Fund .........................   0.45

Ultra Short Duration Bond Fund ...............   0.20

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

--------------------------------------------------------------------------------
The following chart shows the investment advisory fees payable, before fee waivers, by each Fund to PIC, the current investment adviser to the Funds, beginning May__, 2006.

MANAGEMENT FEES PAYABLE
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund ................................   0.50%

Core Equity Fund .............................   0.70

Emerging Markets Fund ........................   1.00

Equity Fund ..................................   0.70

Index Fund ...................................   0.20

International Fund ...........................   0.85

Small-Cap Growth Fund ........................   0.75

Small-Cap Opportunity Fund ...................   0.75

Small-Cap Value Fund .........................   0.70

Bond Fund ....................................   0.50

High Yield Bond Fund .........................   0.45

Intermediate Government Bond Fund ............   0.45

Intermediate Tax-Exempt Bond Fund ............   0.45

Short/Intermediate Bond Fund .................   0.55

Tax-Exempt Bond Fund .........................   0.45

Ultra Short Duration Bond Fund ...............   0.20

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

The Subadvisory Agreement between PIC and HIM provides that PIC, will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The following chart shows the investment subadvisory fees payable to HIM by PIC with respect to each Fund sub-advised by HIM.

SUBADVISORY FEES PAYABLE TO HIM FROM PIC
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)

Balanced Fund ................................   0.28%

Core Equity Fund .............................   0.38

Equity Fund ..................................   0.38

Index Fund ...................................   0.13

Small-Cap Growth Fund ........................  0.405


Small-Cap Opportunity Fund ...................  0.405

Small-Cap Value Fund .........................   0.38

Intermediate Government Bond Fund ............  0.255

Intermediate Tax-Exempt Bond Fund ............  0.255

Short/Intermediate Bond Fund .................  0.305

Tax-Exempt Bond Fund .........................  0.255

Ultra Short Duration Bond Fund ...............   0.13

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.07% of each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

For each Fund, the subadvisory fee payable to HIM will be reduced by 50% of any reimbursements or waivers by PIC.

The Subadvisory Agreement between PIC and Vontobel provides that PIC will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Vontobel a subadvisory fee at the following annual rates (as percentage of average net assets):

      Emerging Markets Fund:
            First $200 million              0.50%
            Net assets over $200 million    0.45%
      International Fund                   0.425%

The Subadvisory Agreement between PIC and Seneca provides that PIC will delegate to Seneca the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. PIC pays Seneca a subadvisory fee at the following annual rates (as percentage of average net assets):

      Bond Fund                             0.25%
      High Yield Bond Fund                 0.225%

In addition to those reflected in the tables of Annual Fund Operating Expenses, PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the basis for the Board of Trustees' approving the advisory agreement with PIC, and the sub-advisory agreements with Vontobel and Seneca, the sub-adviser to the International Fund and Emerging Markets Fund, and Bond Fund and High Yield Bond Fund, respectively, is expected to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISERS
--------------------------------------------------------------------------------
HARRIS INVESTMENT MANAGEMENT, INC.
--------------------------------------------------------------------------------
HIM is a sub-adviser to all of the Funds, except Emerging Markets Fund, International Fund, Bond Fund and High Yield Bond Fund, and is located at 190 South LaSalle Street, 4 th Floor, P. O. Box 755, Chicago, IL 60603. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

HIM applies analytic techniques in the selection of portfolios. HIM's equity investment process focuses on maintaining a well-diversified portfolio of stocks whose prices are determined to be attractively ranked based upon their future potential. After identifying the appropriate type of universe for each Fund - whether the stocks are issued by large, established companies, or by smaller firms - HIM gathers fundamental, quality and liquidity data. A multi-factor model then ranks and/or scores the stocks. Stocks that fail to meet HIM's hurdles are removed from further consideration. Attractive stocks are periodically identified and added to the portfolio, while those that have become unattractive are systematically replaced. Fund portfolio managers, in conjunction with experienced research analysts, play a role throughout the process.

HIM actively manages taxable and tax-exempt fixed income securities using a disciplined, quantitatively-based investment process. This enables HIM to create portfolios of fixed income securities that it believes are undervalued based upon their future potential. HIM seeks securities in specific industries or areas of the country that, it believes, offer the most attractive value and stand to benefit from anticipated changes in interest rates. Using quantitative models that attempt to obtain competitive results, bond portfolio managers select securities within different industries while managing interest rate risk. These quantitative models attempt to measure changes in the economy, changes in the prices of various goods and services, and changes in interest rates. Potential purchases are finally reviewed with regard to their suitability to, credit assessment of and impact on the overall portfolio.
--------------------------------------------------------------------------------

VONTOBEL ASSET MANAGEMENT, INC.

Vontobel (formerly named Vontobel USA Inc.), located at 450 Park Avenue, New York, NY 10022, serves as sub-adviser to the Emerging Markets Fund and International Fund. Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as the adviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of December 31, 2005, Vontobel managed in excess of $4 billion. Vontobel, as sub-adviser, is responsible for day-to-day management of the Emerging Market Fund and International Fund. Vontobel manages each Fund's assets to conform with the investment policies as described in this prospectus.

Vontobel manages fund investments generally using a bottom-up stock and business analysis approach. It makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Vontobel seeks to achieve attractive absolute returns that exceed the "normalized risk-free rate", defined as the rate of return available on long-term government securities or their equivalent in each country in which the Emerging Markets Fund and International Fund invests. Utilization of an "absolute" rather than a "relative" valuation yardstick is designed to achieve not only a satisfactory return over the risk-free rate, but at the same time seek safety of principal. Vontobel considers the risk of an investment to be a function of the issuer's business rather than the volatility of its stock price.

In determining which portfolio securities to sell, Vontobel focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, Vontobel considers, among other things, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in Vontobel's opinion, there has been a loss of a long-term competitive advantage.

--------------------------------------------------------------------------------
SENECA CAPITAL MANAGEMENT LLC

Seneca is the sub-adviser to the Bond Fund and High Yield Bond Fund and is located at 909 Montgomery Street, San Francisco, CA 94133. Seneca acts as sub-adviser to four fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of December 31, 2005, Seneca had $10.7 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP), an investment adviser since 1989 and is a wholly-owned subsidiary of PXP. Seneca, as sub-adviser, is responsible for day-to-day management of the Bond Fund and High Yield Bond Fund portfolios. Seneca manages each Fund's assets to conform with the investment policies as described in this prospectus.

Many persons on the staffs of the investment adviser and investment sub-advisers contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------
BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined HIM in 1990. He has served as manager of the Fund since it commenced operations in 1997 and has 36 years of experience in portfolio management. Mr. Johnson is also a manager of the Small-Cap Opportunity Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 21 years of experience in the fixed-income investment area and has served as a manager of the Fund since 2005. Ms. Alter is also a manager of the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund and the Tax-exempt Bond Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has over 22 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Sido is also a manager of the Core Equity Fund, the Equity Fund, the Index Fund, and the Small-Cap Opportunity Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage- and asset-backed securities markets. She has 23 years of experience in the fixed-income market and was appointed as a manager of the

Fund in May 2006. Ms. Svagera is also a manager of the Intermediate Government Bond Fund and the Short/Intermediate Bond Fund.

CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 20 years of portfolio management, investment research and trust administration experience. Mr. Janes is also a manager of the Equity Fund, the Small-Cap Growth Fund and the Small-Cap Value Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido was appointed as a manager of the Fund in 2005. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2006, Mr. Wimer was Director of Quantitative Research at an investment management firm. He has 11 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Wimer is also a manager of the Equity Fund and the Index Fund.

EMERGING MARKETS FUND

RAJIV JAIN,  MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain is a Senior Portfolio Manager in the International Equity Group and has 17 years of investment management experience. Mr. Jain joined Vontobel Asset Management, Inc. in 1994. Before joining Vontobel he held a portfolio management position at Swiss Bank Corporation. Mr. Jain was appointed as a manager of the Fund in ________ 2006.

EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2003. See information for the Balanced Fund.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INDEX FUND

DANIEL L. SIDO,  SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2004. See information for the Balanced Fund.

DOUGLAS THORNTON, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thornton joined HIM in 1994. He has served as a manager of the Fund since 2005 and has 8 years of experience in portfolio management.

MARK WIMER, CFA, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Wimer was appointed as manager of the Fund in May 2006. See information for the Core Equity Fund.

INTERNATIONAL FUND

RAJIV JAIN,  MANAGING DIRECTOR AND SENIOR VICE PRESIDENT (VONTOBEL)

Mr. Jain was appointed as a manager of the Fund in ______ 2006. See information for Emerging Market Fund.

SMALL-CAP GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske joined HIM in 1995. He has served as a manager of the Fund since 2005 and has 38 years of portfolio management and investment research experience. Mr. Leszinske is also a manager of the Small-Cap Value Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2005, Mr. Lettenberger was a portfolio manager at an asset management firm with responsibility for institutional and mutual fund accounts. He has 8 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Lettenberger is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund.

JASON BULINSKI, PRINCIPAL AND PORTFOLIO MANAGER

Prior to joining HIM in 2003, Mr. Bulinski was a credit associate for a large banking institution and served as co-manager of an endowment fund for a university. He has 4 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Bulinski is also a manager of the Small-Cap Opportunity Fund and the Small-Cap Value Fund..

SMALL-CAP OPPORTUNITY FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson has served as a manager of the Fund since 2005. See information for the Balanced Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as a manager of the Fund since 2005. See information for the Balanced Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as a manager of the Fund in May 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI , PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund in May 2006. See information for Small-Cap Growth Fund.

SMALL-CAP VALUE FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as a manager of the Fund since 2005. See information for the Core Equity Fund.

WILLIAM O. LESZINSKE, PRESIDENT AND CHIEF INVESTMENT OFFICER (HIM)

Mr. Leszinske has served as a manager of the Fund since 2005. See information for the Small-Cap Growth Fund.

THOMAS P. LETTENBERGER, CFA, PRINCIPAL AND PORTFOLIO MANAGER

Mr. Lettenberger was appointed as a manager of the Fund in May 2006. See information for the Small-Cap Growth Fund.

JASON BULINSKI , PRINCIPAL AND PORTFOLIO MANAGER

Mr. Bulinski was appointed as a manager of the Fund in May 2006. See information for Small-Cap Growth Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------
BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CHIEF INVESTMENT OFFICER, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Prior joining Seneca in 2002, Mr. Gutierrez headed the portfolio management, trading and investment systems at American General Investment Management, and served in a similar capacity for twelve years at Conseco Capital Management. Mr. Gutierrez was appointed as a manager of the Fund in ____ 2006. He is also a manager of the High Yield Bond Fund.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)

Prior joining Seneca in 2001, Mr. Alaimo was Managing Director of Banc of America Securities LLC. Mr. Alaimo was appointed as a manager of the Fund in ___ 2006. He is also a manager of the High Yield Bond Fund.

ROBERT L. BISHOP, FIXED INCOME PORTFOLIO MANAGER AND TRADER

Prior to joining Seneca in 2002, Mr. Bishop was in Corporate Bond Sales with Merrill Lynch. He has 26 years of investment experience and was appointed as a manager of the Fund in ___ 2006.

ANDREW S. CHOW,  FIXED INCOME PORTFOLIO MANAGER AND ANALYST

Prior to joining Seneca in 2002, Mr. Chow was a portfolio manager for a sizeable and highly ranked convertible bond fund at ING Pilgrim. Mr. Chow was appointed as a manager of the Fund in ___ 2006.

HIGH YIELD BOND FUND

ALBERT GUTIERREZ, FIXED INCOME CIO, EXECUTIVE COMMITTEE, CHAIR (SENECA)

Mr. Gutierrez was appointed as a manager of the Fund in ___ 2006. See information for the Bond Fund.

THOMAS N. HAAG, FIXED INCOME PORTFOLIO MANAGER (SENECA)

Prior to joining Seneca in 2002, Mr. Haag managed a large high yield fund, managed a high yield trading operation and led a distressed securities group. Mr. Haag was appointed as a manager of the Fund in ___ 2006.

AL ALAIMO, FIXED INCOME PORTFOLIO MANAGER & DIRECTOR OF RESEARCH (SENECA)

Mr. Alaimo was appointed as a manager of the Fund in ___ 2006. See information for the Bond Fund.

INTERMEDIATE GOVERNMENT BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 2005. See information for the Balanced Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1997. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons joined HIM in 1995. She was appointed a manager of the Fund in May 2006 and has 26 years of fixed income portfolio management and sales experience. Ms. Lyons is also a manager of the Short/Intermediate Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and has served as a manager of the Fund since 2005. Ms. Keywell is also a manager of the Tax-Exempt Bond Fund, the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 23 years of municipal bond sales experience and has served as a manager of the Fund since 1998. Mr. Selby is also a manager of the Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter has served as a manager of the Fund since 1994. See information for the Balanced Fund.

CAROL H. LYONS, PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Lyons has served as a manager of the Fund since 2005. See information for the Intermediate Government Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as a manager of the Fund since 1996. See information for the Balanced Fund.

TAX-EXEMPT BOND FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 2005. See information for the Intermediate Tax-Exempt Bond Fund.

GEORGE W. SELBY, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Selby has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Alter was appointed as a manager of the Fund in May 2006. See information for the Balanced Fund.

ULTRA SHORT DURATION BOND FUND

PETER J. ARTS,  PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a manager of the Fund since 2005. Mr. Arts is also a manager of the Government Money Market Fund, the Money Market Fund, and the Tax-Exempt Money Market Fund.

MARK HEUER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2000, Mr. Heuer was employed by a Chicago-area money-management firm where he was responsible for the oversight of all cash investments, including cash management, forecasting, controlled disbursements and risk management. He has 22 years of investment management experience and has served as a manager of the Fund since 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and was appointed as a manager of the Fund in May 2006. Mr. Eager is also a manager of the Government Money Market Fund, the Money Market Fund and the Tax-Exempt Money Market Fund.

PORTFOLIO MANAGERS OF THE PHOENIX INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND

PETER J. ARTS,  PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in May 2006. See information for the Intermediate Tax-Exempt Bond Fund.

MONEY MARKET FUND

PETER J. ARTS,  PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a manager of the Fund in 2006. See information for the Intermediate Tax-Exempt Bond Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS,  PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a manager of the Fund since 2004. See information for the Ultra Short Duration Bond Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a manager of the Fund since 1998. See information for the Intermediate Tax-Exempt Bond Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a manager of the Fund in May 2006. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES
--------------------------------------------------------------------------------

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
--------------------------------------------------------------------------------
Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV
--------------------------------------------------------------------------------
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The market value of a Fund's investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value.

If market quotations are not readily available or where available prices are not reliable, the Funds determine a "fair value" for an investment according to policies and procedures approved by the Trust's Board of Trustees. The types of assets for which such pricing might be required include: (i) securities whose trading has been suspended; (ii) securities where the trading market is unusually thin or trades have been infrequent; (iii) debt securities that have recently gone into default and for which there is no current market quotation;
(iv) a security whose market price is not available from an independent pricing source and for which otherwise reliable quotes are not available; (v) securities of an issuer that has entered into a restructuring; (vi) a security whose price as provided by any pricing source, does not, in the opinion of the adviser/sub-adviser, reflect the security's market value; (vii) foreign securities subject to trading collars for which no or limited trading takes place; and (viii) securities where the market quotations are not readily available as a result of "significant" events. This list is not inclusive of all situations that may require a security to be fair valued, nor is it intended to be conclusive in determining whether a specific event requires fair valuation.

The value of any portfolio security held by a Fund for which market quotations are not readily available shall be determined in good faith and in a manner that assesses the security's "fair value" on the valuation date (i.e., the amount that the Fund might reasonably expect to receive for the security upon its current sale), based on a consideration of all available facts and all available information, including, but not limited to, the following: (i) the fundamental analytical data relating to the investment; (ii) an evaluation of the forces which influence the market in which these securities are purchased and sold (e.g., the existence of merger proposals or tender offers that might affect the value of the security); (iii) price quotes from dealers and/or pricing services;
(iv) an analysis of the issuer's financial statements; (v) trading volumes on markets, exchanges or among dealers; (vi) recent news about the security or issuer; (vii) changes in interest rates; (viii) information obtained from the issuer, analysts, other financial institutions and/or the appropriate stock exchange (for exchange traded securities); (ix) whether two or more dealers with whom the adviser regularly effects trades are willing to purchase or sell the security at comparable prices; (x) other news events or relevant matters; (xi) government (domestic or foreign) actions or pronouncements; and (xii) the value of other relevant financial instruments, including derivative securities, traded on other markets or among dealers.

Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

The value of a security, as determined using the Fund's fair valuation procedures, may not reflect such security's market value.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

o   Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o   Pension and profit sharing and employee benefit plans and trusts

o   Insurance companies

o   Investment companies

o   Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, PIC and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT

There are three convenient ways to invest in the Phoenix Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for Institutional Shares.

Make your check payable to the Phoenix Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Phoenix Insight Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------

BY BANK WIRE

Call the Funds at 800.982.8782, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Phoenix Insight Funds 8550932950
  Re: [Name of Fund] -- Institutional Shares
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
bank may charge you for their wiring services.
--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------

The Phoenix Insight Funds' Institutional Shares requires a minimum investment of $100,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or Harris for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $100,000. At the discretion of Fund management, accounts of clients of a financial institution or professional may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION

The Funds' Distributor, from time to time, may, at its own expense and from its own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM and PIC.

MORE ABOUT BUYING SHARES
--------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

The Funds are open for business each day the NYSE is open for regular session trading. The NYSE is scheduled to be closed on:

New Year's Day                            Good Friday           Labor Day

Martin Luther King, Jr. Day               Memorial Day          Thanksgiving Day

Presidents' Day                           Independence Day      Christmas Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------
You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------

BY MAIL AND CHECK

You may sell shares by writing the Funds at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.982.8782, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.982.8782, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------

THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

Except for the Money Market Funds, each Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

REDEMPTION FEE

Each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of Fund shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; (d) hardship withdrawal under applicable laws and regulations; or (e) other reasons as approved by Fund management in accordance with procedures approved by the Board of Trustees..

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, reporting information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries can be limited depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

MORE ABOUT REDEMPTIONS
--------------------------------------------------------------------------------
WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds, less any redemption fee that will be applicable, will be mailed to you promptly.

Payment by wire will be sent as follows:

o For all Funds other than the Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a Fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o   Payable to anyone other than the shareholder(s) of record

o   To be mailed to an address other than the address of record

o   To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary republic.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Phoenix Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the

Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------
EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Phoenix Insight Fund, provided that:

o   Your account registration for both Funds is the same,

o   The shares you wish to buy are registered for sale in your home state, and

o You have made no more than five exchanges out of the Fund during a calendar year. This limitation does not apply to exchanges out of each of the Money Market Funds.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than five exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be counted together for purposes of the five-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. (See your plan materials for further information.) Certain accounts, commonly known as omnibus accounts, typically hold shares of multiple investors whose identities are unknown to the Funds. To the extent that the Funds must rely on the cooperation of the omnibus account holders, the Funds may not be able to enforce the five-exchange limit.

Each Fund reserves the right to refuse an exchange by any person or group if, in PEPCO's or PIC's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

Because an exchange of shares is considered to be a redemption and a purchase of shares, the procedures that apply to redeeming shares also apply to exchanging shares. Exchanging shares held for less than 30 days will be subject to the 2.00% redemption fee.

MARKET TIMING

"Market timing" or "excessive trading" refers to a pattern of frequent purchases and sales of Fund shares in an attempt to profit from short-term market movements. Market timing can create risk for long-term shareholders because it may result in dilution of the value of Fund shares, disrupt portfolio management and increase Fund expenses. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE. Market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value.

The Funds discourage, and will take reasonable steps to prevent or minimize, to the extent practicable, frequent purchases and redemptions of shares of each of the Equity Funds and the Fixed Income Funds (except for the Ultra Short Duration Bond Fund). The Funds do not accommodate frequent purchases and sales of those Funds' shares (except as described below). However, there can be no assurance that these steps will prevent market timing or other trading that may be deemed abusive.

The Funds' Board of Trustees has adopted policies and procedures to discourage market timing, including the imposition of a 2.00% redemption fee (described in the section titled Redemption Fee) and limiting the number of exchanges a shareholder may make out of a Fund (other than a Money Market Fund) to five exchanges per calendar year. For more information on exchanges, see the section titled Exchanging Shares. The Funds may temporarily or permanently terminate the exchange privilege of any investor who exceeds such limit. The Funds have the right to reject, delay, limit or impose other conditions on purchases and to close or otherwise to limit investor's activity in the Funds.

The Funds will take reasonable steps to attempt to identify market timers. In identifying market timers, the Funds may also consider activity of accounts that it reasonably believes to be under common ownership or control. The Funds reserve the right to prohibit any purchase order (including by exchange) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the Funds, or exchanges between or among the Funds, that indicate trading that is inconsistent with the long-term investment purpose of the Fund or would otherwise adversely effect one or more Funds.

To the extent that the Funds are unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts, which are known as omnibus accounts, include multiple investors, and such accounts typically provide the Funds with a net purchase or redemption order on any given day. Purchases and redemptions of Fund shares by many shareholders within an omnibus account are netted against one another, so that identities of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect often makes it more difficult to locate and eliminate individual market timers and there can be no assurance that the Funds will be able to do so.

Certain Funds are intended for short-term investment, are not monitored for market timers and do not prohibit such short-term trading activity. Those Funds are the Money Market Fund, the Government Money Market Fund, the Tax-Exempt Money Market Fund, and the Ultra Short Duration Bond Fund.

In addition to rejecting purchase orders (including by exchange) in connection with suspected market timing activities, the Funds may reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not believe to be in the best interests of a Fund and/or its shareholder or if it determines the trading to be abusive. Your financial institution may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www._____________.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

    FUND                                         DECLARED AND PAID

    Balanced Fund                                Quarterly

    Core Equity Fund                             Annually

    Emerging Markets Fund                        Annually

    Equity Fund                                  Quarterly

    Index Fund                                   Quarterly

    International Fund                           Annually

    Small-Cap Growth Fund                        Annually

    Small-Cap Opportunity Fund                   Annually

    Small-Cap Value Fund                         Annually

    Bond Fund                                    Daily/Monthly

    High Yield Bond Fund                         Daily/Monthly

    Intermediate Government Bond Fund            Daily/Monthly

    Intermediate Tax-Exempt Bond Fund            Daily/Monthly

    Short/Intermediate Bond Fund                 Daily/Monthly

    Tax-Exempt Bond Fund                         Daily/Monthly

    Ultra Short Duration Bond Fund               Daily/Monthly

    Government Money Market Fund                 Daily/Monthly

    Money Market Fund                            Daily/Monthly

    Tax-Exempt Money Market Fund                 Daily/Monthly

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "exempt-interest dividends") are taxable to you as ordinary income, except that "qualified dividend income" (as defined in the Internal Revenue Code) of a non-corporate taxpayer is taxable at the same rate as long-term capital gains.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

                            DISTRIBUTION ARRANGEMENTS

MULTIPLE CLASSES
--------------------------------------------------------------------------------
Each of the Small-Cap Growth Fund and Ultra Short Duration Bond Fund offers one class of shares: Institutional Shares. Each of the Index Fund, Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Emerging Markets Fund, Equity Fund, International Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, High Yield Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund, and Tax-Exempt Bond Fund offers three classes of shares: A Shares, N Shares and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. Exchange Shares are offered by a separate prospectus. A Shares and N Shares are offered by a combined separate prospectus.

                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------
The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                  TERMS TO KNOW
--------------------------------------------------------------------------------

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

CONVERTIBLE SECURITIES

Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

o   When equity markets go up, they tend to rise in price

o When interest rates rise, they tend to decline relatively less in price than long-term bonds

CREDIT QUALITY

A bond's credit quality depends on the issuer's ability to pay interest on the bond and ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or by a fund adviser's independent analysis. The lower the rating, the greater the chance - in the rating agency's or adviser's opinion - that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment grade.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

DURATION

The number of years required to receive the present value of future payments, both of interest and principal, of a bond; often used as an indicator of a bond's price volatility resulting from changes in interest rates. The greater the duration of a security, the greater its percentage price volatility.

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

HIGH-YIELD BONDS

High-yield bonds, or "junk bonds", are bonds issued by companies or other entities whose ability to pay interest and principal on their debts in a timely manner is considered questionable. Such bonds are rated "below investment grade" by independent rating agencies. Because they are riskier than investment grade bonds, high-yield bonds typically must pay more interest to attract investors. Some high-yield bonds are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Some high-yield bonds were once rated as investment-grade but have been downgraded to junk-bond status because of financial difficulties experienced by their issuers. Conversely, an issuer's improving financial condition may result in an upgrading of its junk bonds to investment-grade status.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

STANDARD & POOR'S 500 STOCK INDEX (S&P 500 (R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

Spread 84-85

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the
Fund's operations). Certain information reflects financial results for a single
 Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.


                                     Net                        Net
                                    Asset                   Realized and    Distributions   Distributions    Redemption
                                    Value         Net        Unrealized       from Net        from Net      Fees Added to
                                  Beginning   Investment    Gain/(Loss)      Investment       Realized         Paid-in
                                  of Period     Income     on Investments      Income           Gains          Capital
-------------------------------------------------------------------------------------------------------------------------
--------------
BALANCED FUND
--------------
12/31/05                           $ 14.99     $ 0.296       $  0.812         $ (0.295)       $  (1.083)     $     --
12/31/04                             13.50       0.272          1.504           (0.272)          (0.014)           --
12/31/03                             11.54       0.251          1.958           (0.249)              --            --
12/31/02                             13.01       0.310         (1.470)          (0.310)              --            --
12/31/01                             13.27       0.362         (0.216)          (0.364)          (0.042)           --

-----------------
CORE EQUITY FUND
-----------------
12/31/05                           $ 21.91     $ 0.117       $  1.837         $ (0.123)       $  (2.551)     $     --
12/31/04                             20.44       0.144          2.544           (0.134)          (1.084)           --
12/31/03                             15.73       0.083          4.710           (0.083)              --            --
12/31/02                             20.96       0.053         (4.953)          (0.052)          (0.278)           --
12/31/01                             24.84       0.031         (3.031)          (0.025)          (0.855)           --

----------------------
EMERGING MARKETS FUND
----------------------
12/31/05                           $ 11.01     $ 0.145       $  3.151         $ (0.112)        $ (1.764)     $     --
12/31/04                             10.03       0.106          1.843           (0.110)          (0.860)        0.001 (4)
12/31/03                              6.66       0.046          3.355           (0.033)              --         0.002 (4)
12/31/02                              6.80       0.019         (0.148)          (0.015)              --         0.004 (4)
12/31/01                              6.88       0.043         (0.085)          (0.038)              --            --

------------
EQUITY FUND
------------
12/31/05                           $ 13.44     $ 0.170       $  1.513         $ (0.173)        $ (1.070)     $     --
12/31/04                             11.48       0.111          1.961           (0.112)              --            --
12/31/03                              8.98       0.065          2.501           (0.066)              --            --
12/31/02                             11.43       0.056         (2.449)          (0.057)              --            --
12/31/01                             12.55       0.062         (0.426)          (0.062)          (0.694)           --

-----------
INDEX FUND
-----------
12/31/05                           $ 22.09     $ 0.380       $  0.808         $ (0.369)       $  (3.224)     $  0.005 (4)
12/31/04                             21.55       0.362          1.844           (0.357)          (1.309)           --
12/31/03                             18.06       0.275          4.726           (0.275)          (1.236)           --
12/31/02                             23.91       0.244         (5.501)          (0.243)          (0.350)           --
12/31/01                             28.39       0.241         (3.742)          (0.242)          (0.737)           --

-------------------
INTERNATIONAL FUND
-------------------
12/31/05                           $ 15.70     $ 0.214       $  1.919         $ (0.193)        $     --      $     --
12/31/04                             13.63       0.135          2.081           (0.146)              --            --
12/31/03                              9.81       0.165          3.800           (0.160)              --         0.015 (4)
12/31/02                             11.54       0.092         (1.808)          (0.068)              --         0.054 (4)
12/31/01                             14.36       0.055         (2.825)          (0.050)              --            --

                                                                                        Ratio of
                                      Net                       Net                     Expenses    Ratio of Net
                                     Asset                    Assets      Ratio of     to Average    Investment
                                     Value                    End of     Expenses to   Net Assets      Income      Portfolio
                                    End of     Total          Period     Average Net   (Excluding    to Average    Turnover
                                    Period     Return          (000)       Assets       Waivers)     Net Assets      Rate
-----------------------------------------------------------------------------------------------------------------------------
--------------
BALANCED FUND
--------------
12/31/05                            $ 14.72      7.45%      $   71,570     0.79%          0.84%         1.95%       61.49%
12/31/04                              14.99     13.32           64,065     0.88           0.95          1.94        65.60
12/31/03                              13.50     19.33           56,553     0.88           1.04          2.05        76.53
12/31/02                              11.54     (9.02)          47,015     0.88           1.12          2.50        69.89
12/31/01                              13.01      1.21           52,552     0.88           1.10          2.77        65.21

-----------------
CORE EQUITY FUND
-----------------
12/31/05                            $ 21.19      8.97%      $  135,587     0.93%          0.97%         0.54%       79.92%
12/31/04                              21.91     13.32          128,125     1.00           1.02          0.67        83.50
12/31/03                              20.44     30.49          127,233     1.10           1.23          0.47        76.15
12/31/02                              15.73    (23.54)          98,487     1.10           1.24          0.27        67.66
12/31/01                              20.96    (12.31)         150,175     1.10           1.21          0.14        41.63

----------------------
EMERGING MARKETS FUND
----------------------
12/31/05                            $ 12.43     31.23%      $  329,081     1.45%          1.60%         1.20%       42.91%
12/31/04                              11.01     20.04          302,250     1.58           1.60          0.92        49.13
12/31/03                              10.03     51.11          289,492     1.58           1.61          0.83        19.99
12/31/02                               6.66     (1.84)          96,652     1.66           1.71          0.41        34.20
12/31/01                               6.80     (0.60)          40,063     1.74           1.89          0.78        26.93

------------
EQUITY FUND
------------
12/31/05                            $ 13.88     12.52%      $  261,584     0.87%          0.91%         1.20%       62.67%
12/31/04                              13.44     18.14          244,336     0.94           0.94          0.91        72.72
12/31/03                              11.48     28.68          229,673     0.94           0.96          0.63        81.21
12/31/02                               8.98    (20.99)         238,301     0.95           0.97          0.53        61.83
12/31/01                              11.43     (3.00)         313,186     0.94           0.95          0.51        77.79

-----------
INDEX FUND
-----------
12/31/05                            $ 19.69      5.38%      $   76,163     0.40%          0.45%         1.45%        6.34%
12/31/04                              22.09     10.48          311,422     0.43           0.43          1.59         2.67
12/31/03                              21.55     28.11          353,889     0.43           0.47          1.37         1.72
12/31/02                              18.06    (22.21)         354,499     0.45           0.53          1.18         6.42
12/31/01                              23.91    (12.30)         432,923     0.45           0.50          0.93         4.26

-------------------
INTERNATIONAL FUND
-------------------
12/31/05                            $ 17.64     13.60%      $  242,629     1.19%          1.34%         1.33%       44.03%
12/31/04                              15.70     16.48          210,109     1.33           1.35          0.96        27.84
12/31/03                              13.63     40.44          171,921     1.36           1.39          1.40        35.15
12/31/02                               9.81    (14.41)         141,034     1.40           1.43          0.85        22.38
12/31/01                              11.54    (19.29)         177,337     1.36           1.37          0.75        38.32


Spread 86-87


                                       Net                        Net
                                      Asset                   Realized and    Distributions   Distributions    Redemption
                                      Value        Net         Unrealized       from Net        from Net       Fees Added
                                    Beginning   Investment    Gain/(Loss)      Investment       Realized        to Paid-in
                                    of Period     Income     on Investments      Income           Gains          Capital
---------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP GROWTH FUND
---------------------------------
12/31/05                            $ 13.71     $ (0.025)      $   0.512        $      --       $  (0.637)      $    --
12/31/04                              11.39       (0.064)          2.384               --              --            --
12/31/03                               7.68       (0.044)          3.754               --              --            --
12/31/02                               9.68       (0.032)         (1.968)              --              --            --
01/09/01 (3) to 12/31/01              10.00       (0.014)         (0.306)              --              --            --

---------------------------
SMALL-CAP OPPORTUNITY FUND
---------------------------
12/31/05                            $ 24.64     $  0.042       $   1.133        $  (0.045)      $  (4.294)      $ 0.004 (4)
12/31/04                              22.74        0.083           5.161           (0.059)         (3.322)        0.037 (4)
12/31/03                              15.12       (0.024)          7.881               --          (0.238)        0.001 (4)
12/31/02                              17.70       (0.086)         (2.496)              --              --         0.002 (4)
12/31/01                              19.88       (0.119)         (1.792)              --          (0.269)           --

---------------------
SMALL-CAP VALUE FUND
---------------------
12/31/05                            $ 50.67     $  0.266       $   4.246        $  (0.241)      $  (7.581)      $ 0.040 (4)
12/31/04                              45.10        0.333          12.228           (0.274)         (6.826)        0.109 (4)
12/31/03                              31.79        0.408          13.260           (0.360)             --         0.002 (4)
12/31/02                              36.88        0.154          (4.814)          (0.131)         (0.306)        0.007 (4)
12/31/01                              37.35        0.117           1.931           (0.117)         (2.401)           --

----------
BOND FUND
----------
12/31/05                            $ 10.22     $  0.453       $  (0.210)       $  (0.455)      $      --       $ 0.002 (4)
12/31/04                              10.27        0.456          (0.047)          (0.459)             --            --
12/31/03                              10.38        0.508         (0.110)           (0.508)             --            --
12/31/02                              10.25        0.582           0.130           (0.582)             --            --
12/31/01                              10.06        0.631           0.190           (0.631)             --            --

---------------------
HIGH YIELD BOND FUND
---------------------
12/31/05                            $ 13.07     $  0.831       $  (0.592)       $  (0.832)      $  (0.037)      $    --
12/31/04                              12.83        0.878           0.431           (0.878)         (0.191)           --
12/31/03                              11.74        0.887           1.175           (0.887)         (0.085)           --
9/23/02 (3) to 12/31/02               11.55        0.256           0.190           (0.256)             --            --

----------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
----------------------------------
12/31/05                            $ 16.84     $  0.697       $  (0.277)       $  (0.706)      $  (0.055)      $ 0.001 (4)
12/31/04                              17.12        0.593          (0.094)          (0.593)         (0.186)           --
12/31/03                              17.63        0.711          (0.293)          (0.711)         (0.217)           --
12/31/02                              16.79        0.870           0.840           (0.870)             --            --
12/31/01                              16.55        1.005           0.240           (1.005)             --            --

----------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
----------------------------------
12/31/05                            $ 11.41     $  0.494       $  (0.250)       $  (0.494)      $      --       $    --
12/31/04                              11.55        0.479          (0.140)          (0.479)             --            --
12/31/03                              11.48        0.452           0.070           (0.452)             --            --
12/31/02                              10.91        0.481           0.570           (0.481)             --            --
12/31/01                              10.82        0.506           0.090           (0.506)             --            --

                                                                                        Ratio of
                                      Net                      Net                      Expenses    Ratio of Net
                                     Asset                   Assets       Ratio of     to Average    Investment
                                     Value                   End of      Expenses to   Net Assets      Income      Portfolio
                                    End of       Total       Period      Average Net   (Excluding    to Average    Turnover
                                    Period       Return       (000)        Assets       Waivers)     Net Assets      Rate
-----------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP AGGRESSIVE GROWTH FUND
---------------------------------
12/31/05                            $ 13.56      3.40%      $   20,626     0.96%         1.46%        (0.38)%      100.38%
12/31/04                              13.71     20.37            7,396     1.00          1.48         (0.53)        99.76
12/31/03                              11.39     48.31            8,506     1.00          1.44         (0.48)       124.27
12/31/02                               7.68    (20.66)           7,278     1.00          1.36         (0.38)       107.48
01/09/01 (3) to 12/31/01               9.68     (3.20) (2)       7,854     1.00 (1)      2.53 (1)     (0.15) (1)    59.94 (1)

---------------------------
SMALL-CAP OPPORTUNITY FUND
---------------------------
12/31/05                            $ 21.48      4.55%      $  480,501     0.94%         0.97%         0.16%        76.08%
12/31/04                              24.64     24.16 (5)      544,635     1.00          1.00          0.36         63.79
12/31/03                              22.74     52.02          472,228     1.20          1.25         (0.13)        83.34
12/31/02                              15.12    (14.58)         323,683     1.20          1.27         (0.51)        76.97
12/31/01                              17.70     (9.65)         411,368     1.20          1.25         (0.67)        85.04

---------------------
SMALL-CAP VALUE FUND
---------------------
12/31/05                            $ 47.40      8.90%      $  335,085     0.90%         0.94%         0.49%        74.30%
12/31/04                              50.67     28.93 (5)      369,311     0.93          0.94          0.69         69.98
12/31/03                              45.10     43.04          308,693     0.95          0.99          1.08        106.69
12/31/02                              31.79    (12.76)         216,922     0.99          1.09          0.43        134.99
12/31/01                              36.88      5.57          248,031     0.99          1.08          0.36         80.85

----------
BOND FUND
----------
12/31/05                            $ 10.01      2.44%      $  181,761     0.57%         0.88%         4.26%        51.90%
12/31/04                              10.22      4.07          174,597     0.60          0.93          4.45         75.40
12/31/03                              10.27      3.93          123,365     0.60          0.94          4.89         66.64
12/31/02                              10.38      7.18          216,106     0.60          0.96          5.69         65.39
12/31/01                              10.25      8.32          218,944     0.60          0.92          6.15         84.37

---------------------
HIGH YIELD BOND FUND
---------------------
12/31/05                            $ 12.44      1.94%      $   74,697     0.58%         0.78%         6.80%        41.97%
12/31/04                              13.07     10.65           83,101     0.61          0.76          6.80         57.38
12/31/03                              12.83     18.15           62,926     0.61          0.73          7.11         81.50
9/23/02 (3) to 12/31/02               11.74      3.90 (2)       18,088     0.61 (1)      1.41 (1)      8.11 (1)     38.03

----------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
----------------------------------
12/31/05                            $ 16.50      2.49%      $   20,235     0.48%         0.94%         3.76%        70.97%
12/31/04                              16.84      3.05           41,993     0.50          0.84          3.48         35.37
12/31/03                              17.12      2.40           66,162     0.50          0.89          4.07         58.97
12/31/02                              17.63     10.39           75,573     0.50          1.07          5.05         61.56
12/31/01                              16.79      7.74           61,383     0.50          1.08          5.98         52.17

----------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
----------------------------------
12/31/05                            $ 11.16      2.19%      $  229,320     0.39%         0.67%         4.38%        46.00%
12/31/04                              11.41      3.02          232,419     0.44          0.70          4.19         26.94
12/31/03                              11.55      4.64          236,282     0.45          0.72          3.94         40.20
12/31/02                              11.48      9.82          246,217     0.27          0.89          4.29         61.27
12/31/01                              10.91      5.58          218,956     0.25          0.86          4.60        100.00


88


                                      Net                        Net
                                     Asset                   Realized and    Distributions   Distributions    Redemption
                                     Value        Net         Unrealized       from Net        from Net       Fees Added
                                   Beginning   Investment    Gain/(Loss)      Investment       Realized        to Paid-in
                                   of Period     Income     on Investments      Income           Gains          Capital
--------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
12/31/05                            $ 10.29     $ 0.385        $  (0.248)      $ (0.387)       $      --       $  --
12/31/04                              10.38       0.387           (0.090)        (0.387)              --          --
12/31/03                              10.40       0.440           (0.020)        (0.440)              --          --
12/31/02                              10.31       0.549            0.090         (0.549)              --          --
12/31/01                              10.12       0.592            0.190         (0.592)              --          --

---------------------
TAX-EXEMPT BOND FUND
---------------------
12/31/05                            $ 11.02     $ 0.497        $  (0.200)      $ (0.497)       $  (0.080)      $  --
12/31/04                              11.33       0.503           (0.123)        (0.503)          (0.187)         --
12/31/03                              11.19       0.496            0.140         (0.496)              --          --
12/31/02                              10.54       0.527            0.650         (0.527)              --          --
12/31/01                              10.45       0.528            0.090         (0.528)              --          --

-------------------------------
ULTRA SHORT DURATION BOND FUND
-------------------------------
12/31/05                            $  9.92     $ 0.289        $  (0.019)      $ (0.270)       $      --       $  --
04/01/04 (3) to 12/31/04              10.00       0.150           (0.061)        (0.169)              --          --

-----------------------------
GOVERNMENT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00     $ 0.030        $      --       $ (0.030)       $      --       $  --
12/31/04                               1.00       0.012               --         (0.012)              --          --
12/31/03                               1.00       0.010               --         (0.010)              --          --
12/31/02                               1.00       0.016               --         (0.016)              --          --
12/31/01                               1.00       0.040               --         (0.040)              --          --

------------------
MONEY MARKET FUND
------------------
12/31/05                            $  1.00     $ 0.031        $      --       $ (0.031)       $      --       $  --
12/31/04                               1.00       0.013               --         (0.013)              --          --
12/31/03                               1.00       0.011               --         (0.011)              --          --
12/31/02                               1.00       0.018               --         (0.018)              --          --
12/31/01                               1.00       0.041               --         (0.041)              --          --

-----------------------------
TAX-EXEMPT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00     $ 0.022        $      --       $ (0.022)       $      --       $  --
12/31/04                               1.00       0.010               --         (0.010)              --          --
12/31/03                               1.00       0.009               --         (0.009)              --          --
12/31/02                               1.00       0.013               --         (0.013)              --          --
12/31/01                               1.00       0.027               --         (0.027)              --          --

                                                                                       Ratio of
                                      Net                     Net                      Expenses    Ratio of Net
                                     Asset                   Assets      Ratio of     to Average    Investment
                                     Value                   End of     Expenses to   Net Assets      Income      Portfolio
                                     End of     Total        Period     Average Net   (Excluding    to Average    Turnover
                                     Period     Return       (000)        Assets       Waivers)     Net Assets      Rate
------------------------------------------------------------------------------------------------------------------------------
-----------------------------
SHORT/INTERMEDIATE BOND FUND
-----------------------------
12/31/05                            $ 10.04      1.36%      $  257,274     0.57%         0.92%         3.80%        46.25%
12/31/04                              10.29      2.92          250,644     0.60          0.94          3.75         68.37
12/31/03                              10.38      4.11          279,109     0.60          0.97          4.20         61.21
12/31/02                              10.40      6.40          237,566     0.60          1.00          5.35         66.14
12/31/01                              10.31      7.86          230,499     0.60          0.96          5.73         56.36

---------------------
TAX-EXEMPT BOND FUND
---------------------
12/31/05                            $ 10.74      2.76%      $   75,285     0.45%         0.74%         4.55%        41.86%
12/31/04                              11.02      3.46           76,362     0.52          0.79          4.49         32.57
12/31/03                              11.33      5.81           86,812     0.51          0.79          4.40         42.58
12/31/02                              11.19     11.42          106,975     0.31          0.95          4.84         86.76
12/31/01                              10.54      6.02          105,448     0.27          0.91          4.99        168.31

-------------------------------
ULTRA SHORT DURATION BOND FUND
-------------------------------
12/31/05                            $  9.92      2.76%      $   20,043     0.25%         0.50%         2.92%        47.92%
04/01/04 (3) to 12/31/04               9.92      0.90 (2)       51,082     0.25 (1)      0.60 (1)      2.10 (1)     28.82

-----------------------------
GOVERNMENT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00      3.06%      $  215,132     0.20%         0.25%         3.00%           --
12/31/04                               1.00      1.23          332,483     0.21          0.25          1.23            --
12/31/03                               1.00      1.02          249,842     0.19          0.24          1.01            --
12/31/02                               1.00      1.65          261,492     0.20          0.26          1.62            --
12/31/01                               1.00      4.04          249,444     0.20          0.25          4.01            --

------------------
MONEY MARKET FUND
------------------
12/31/05                            $  1.00      3.15%      $3,724,311     0.17%         0.25%         3.16%           --
12/31/04                               1.00      1.29        2,662,963     0.17          0.24          1.25            --
12/31/03                               1.00      1.10        3,788,967     0.17          0.23          1.10            --
12/31/02                               1.00      1.83        4,909,006     0.17          0.23          1.79            --
12/31/01                               1.00      4.21        2,237,567     0.19          0.23          4.16            --

-----------------------------
TAX-EXEMPT MONEY MARKET FUND
-----------------------------
12/31/05                            $  1.00      2.23%      $1,035,130     0.22%         0.25%         2.22%           --
12/31/04                               1.00      1.00          759,266     0.25          0.25          0.99            --
12/31/03                               1.00      0.90          847,140     0.22          0.23          0.89            --
12/31/02                               1.00      1.35          815,171     0.22          0.23          1.34            --
12/31/01                               1.00      2.70          788,162     0.23          0.23          2.62            --


(1)   Annualized.

(2)   Total returns for periods of less than one year are not annualized.

(3)   Date commenced operations.

(4) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 30 days or less (90 days or less, prior to June 1, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.

(5) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
More information on the Phoenix Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e ., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

    BY TELEPHONE
    Call 800.982.8782

    BY MAIL
    Phoenix Insight Funds
    c/o PFPC, Inc.
    P.O. Box 9829
    Providence, Rhode Island 02940-8029

    ON THE INTERNET
    The Funds' prospectuses, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

      [PHOENIX INSIGHT FUNDS
      http://www.__________.com]

Copies of the Funds' prospectuses, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202.942.8090. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE AVAILABLE ON THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT http://www.sec.gov . COPIES OF INFORMATION ABOUT THE FUNDS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS: publicinfo@sec.gov , OR BY WRITING TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.

THE FUNDS ARE SERIES OF PHOENIX INSIGHT FUNDS TRUST, WHOSE INVESTMENT COMPANY REGISTRATION NUMBER IS 811-7447.

                                PHOENIX
                                INSIGHT FUNDS TM


                                    N SHARES


                            MAY ____, 2006 PROSPECTUS


                       PHOENIX INSIGHT MONEY MARKET FUNDS
                          Government Money Market Fund
                                Money Market Fund
                          Tax-Exempt Money Market Fund


 AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

     INTRODUCTION TO MONEY MARKET FUNDS       PAGE  __
     PHOENIX INSIGHT MONEY MARKET FUNDS
           Government Money Market Fund             __
                      Money Market Fund             __
           Tax-Exempt Money Market Fund             __
                    Risk Considerations             __
                      Fees and Expenses             __

                     INVESTMENT ADVISER             __

                     PORTFOLIO MANAGERS             __

                 PRICING OF FUND SHARES             __

                   SHAREHOLDER SERVICES             __

       DIVIDENDS AND TAX CONSIDERATIONS             __

              DISTRIBUTION ARRANGEMENTS             __

      MASTER FUND/FEEDER FUND STRUCTURE             __

                   FINANCIAL HIGHLIGHTS             __

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS

These Funds invest in short-term money market instruments issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o   Buy only high-quality, short-term money market instruments

o   Buy securities with remaining maturities no longer than 397 days


TERMS TO KNOW

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.


Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

                       PHOENIX INSIGHT MONEY MARKET FUNDS
                          GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o   repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS

(See Risk Considerations, page 10.)

o   Credit risk

o   Income risk

o   Manager risk

o   Principal stability risk

TERMS TO KNOW

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996    1997    1998    1999    2000     2001     2002     2003    2004    2005
5.00%   5.17%   5.08%   4.67%   5.87%    3.68%    1.30%    0.67%   0.88%   2.70%

Best Quarter: Q4 2000 1.52%

Worst Quarter: Q3 2003 0.14%

AVERAGE ANNUAL TOTAL RETURN

(AS OF 12/31/05)

                                   1 Year      5 Years      10 Years
Government Money Market Fund       2.70%        1.84%         3.48%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.82%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                                MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS

(See Risk Considerations, page 10.)

o   Credit risk

o   Foreign securities risk

o   Income risk

o   Manager risk

o   Principal stability risk

TERMS TO KNOW

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996    1997    1998    1999    2000     2001     2002     2003    2004    2005
5.11%   5.35%   5.25%   4.92%   6.09%    3.85%    1.48%    0.74%   0.94%   2.80%

Best Quarter: Q4 2000 1.57%

Worst Quarter: Q3 2003 0.15%

AVERAGE ANNUAL TOTAL RETURN

(AS OF 12/31/05)

                                   1 Year       5 Years       10 Years
Money Market Fund                  2.80%         1.95%         3.64%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.85%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated, high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS

(See Risk Considerations, page 10.)

o   Credit risk

o   Income risk

o   Manager risk

o   Municipal market risk

o   Principal stability risk

TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are generally exempt from federal income tax.

U.S. GOVERNMENT SECURITIES

See page 6.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to May __, 2006, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996    1997    1998    1999    2000     2001     2002     2003    2004    2005
2.94%   3.17%   3.02%   2.75%   3.58%    2.34%    0.99%    0.54%   0.65%   1.87%

Best Quarter: Q4 2000 0.94%

Worst Quarter: Q3 2003 0.10%

AVERAGE ANNUAL TOTAL RETURN

(AS OF 12/31/05)

                                   1 Year        5 Years      10 Years
Tax-Exempt Money Market Fund       1.87%          1.28%        2.18%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 2.85%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 3.96%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                               RISK CONSIDERATIONS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

--------------------------------------------------------------------------
                                Government                    Tax-Exempt
RISKS FOR ONE OR MORE          Money Market   Money Market   Money Market
FUNDS                              Fund           Fund           Fund
--------------------------------------------------------------------------
Counterparty                         O             O              O
--------------------------------------------------------------------------
Credit                               P             P              P
--------------------------------------------------------------------------
Foreign securities                                 P
--------------------------------------------------------------------------
Income                               P             P              P
--------------------------------------------------------------------------
Manager                              P             P              P
--------------------------------------------------------------------------
Municipal market                                                  P
--------------------------------------------------------------------------
Principal stability                  P             P              P
--------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                                FEES AND EXPENSES

  THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY
           AND HOLD SHARES OF THE PHOENIX INSIGHT MONEY MARKET FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
REDEMPTION FEE                                                              None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------

                                           Government     Money     Tax-Exempt
                                          Money Market   Market    Money Market
--------------------------------------------------------------------------------
Investment Advisory Fees                      0.10%       0.10%        0.10%
Distribution (12b-1) Fees                     0.10        0.10         0.10
Shareholder Servicing Fees                    0.25        0.25         0.25
Other Expenses 1                              0.09        0.08         0.08
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 1        0.54%       0.53%        0.53%
--------------------------------------------------------------------------------

1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                           Government     Money     Tax-Exempt
                                          Money Market   Market    Money Market
--------------------------------------------------------------------------------
One Year                                     $ 55         $ 54         $ 54
Three Years                                   173          170          170
Five Years                                    302          296          296
Ten Years                                     677          665          665
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 14 fund companies totaling 40 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Funds' investment adviser since May _____, 2006. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funs' general operation. PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the investment sub-adviser to each of the Funds. Prior to ________, 2006, HIM was the Funds' investment adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

Under an exemptive order from the Securities and Exchange Commission, PIC is permitted, subject to certain conditions, to (a) employ a new unaffiliated sub-adviser for a Fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any subadvisory agreement; and
(c) continue the employment of an existing sub-adviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.

ADVISORY FEES

The investment advisory fees payable to PIC for each Fund are based upon each Fund's average daily net assets at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets. Prior to May __, 2006, HIM was the Funds' investment adviser and under the same advisory fee rate schedule. The ratio of management fees to average net assets for the fiscal year ended December 31, 2005 was 0.10% for each Fund.

The Subadvisory Agreement between PIC and HIM provides that PIC, will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The annual subadvisory fees payable by PIC to HIM are based upon the Fund's average daily net assets at the annual rate of 0.07% of the each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

A discussion regarding the approval of the advisory agreement with PIC and the sub-advisory agreement with HIM is required to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISER

HIM is a sub-adviser to all of the Funds and is located at 190 South LaSalle Street, 4th Floor, P. O. Box 755, Chicago, IL 60690. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

Many persons on the staffs of the investment adviser and the sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a co-manager of the Fund since 2004. Mr. Arts is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a co-manager of the Fund since 2004. Mr. Eager is also a co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund..

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and was appointed as a co-manager of the Fund in May 2006. Ms. Keywell is also a co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a co-manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a co-manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a co-manager of the Fund in May 2006. See information for the Government Money Market Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a co-manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a co-manager of the Fund since May 2006. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a co-manager of the Fund since 1998. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES

OPENING A NEW ACCOUNT

There are three convenient ways to invest in the Phoenix Insight Funds.
--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for N Shares.

Make your check payable to the Phoenix Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Phoenix Insight Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------
BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Phoenix Insight Funds 8550932950
  Re: [Name of Fund] -- N Shares
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Phoenix Insight Funds' Automatic Investment Plan by so indicating on the Phoenix Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION

The Funds' Distributor, from time to time, may, at its own expense and from its own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM or PIC. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

CHOOSE YOUR INVESTMENT AMOUNT

The Phoenix Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                MINIMUM PER FUND

To open a regular account.................................................$1,000
To open a retirement account................................................$250
To open an account using the Automatic Investment Plan.......................$50
To add to an existing account................................................$50

MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

The Funds are open for business each day the NYSE is open for business. The NYSE is scheduled to be closed on:

New Year's Day                         Good Friday              Labor Day
Martin Luther King, Jr. Day            Memorial Day             Thanksgiving Day
Presidents' Day                        Independence Day         Christmas Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES

ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.982.8782, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.982.8782, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will generally be sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is generally $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Phoenix Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Phoenix Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

o   you must have elected to reinvest your Fund dividends, and

o your Fund account from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions can be processed on a date you choose of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o   Payable to anyone other than the shareholder(s) of record

o   To be mailed to an address other than the address of record

o   To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

CHECKWRITING

Checkwriting is available for each of the Phoenix Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Funds and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange your N Shares of a Fund for N Shares of any other Phoenix Insight Fund, provided that:

o   Your account registration for both Funds is the same, and

o   The shares you wish to buy are registered for sale in your home state.

Each Fund reserves the right to refuse an exchange by any person or group if, in PIC's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Phoenix Insight Fund to be invested automatically in another Phoenix Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www._______________.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.


                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.


                            DISTRIBUTION ARRANGEMENTS

SERVICE PLANS

Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include affiliates of PIC or a sub-adviser) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES

Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. Exchange Shares and Institutional Shares are each offered by separate prospectuses.

It is anticipated that in the near future, Class N shares of each of the Funds will be converted to Class A shares of the Funds. A holder of converted shares will be permitted to purchase additional Class A shares, including by exchange, for the same account at net asset value as long as the shareholder continues an investment in the Funds. Additional Class A shares purchased after redemption of converted shares will be subject to any applicable sales charges.

                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in N Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.

                                                              GOVERNMENT MONEY
                                                                 MARKET FUND
                                          12/31/05     12/31/04    12/31/03     12/31/02     12/31/01
  Net Asset Value, Beginning of Period      $1.00        $1.00       $1.00        $1.00        $1.00
                                            -----        -----       -----        -----        -----

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.027        0.009       0.007        0.013        0.036
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --           --          --           --           --
                                            -----        -----       -----        -----        -----
  Total from Investment Operations          0.027        0.009       0.007        0.013        0.036
                                            -----        -----       -----        -----        -----

  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.027)      (0.009)     (0.007)      (0.013)      (0.036)
  Capital Contribution                         --           --          --           --           --
                                            -----        -----       -----        -----        -----
  Total Distributions                      (0.027)      (0.009)     (0.007)      (0.013)      (0.036)
                                            -----        -----       -----        -----        -----
  Net Asset Value, End of Period            $1.00        $1.00       $1.00        $1.00        $1.00
                                            =====        =====       =====        =====        =====
  TOTAL RETURN                              2.70%        0.88%       0.67%        1.30%        3.68%

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        262,512      234,751     374,310      302,126      282,782
  Ratio of Expenses to Average
     Net Assets                             0.55%        0.56%       0.54%        0.55%        0.55%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%        0.60%       0.59%        0.61%        0.60%
  Ratio of Net Investment Income to
     Average Net Assets                     2.65%        0.88%       0.66%        1.27%        3.62%
                                                                 MONEY MARKET
                                                                     FUND
                                          12/31/05    12/31/04     12/31/03     12/31/02    12/31/01
  Net Asset Value, Beginning of Period      $1.00       $1.00        $1.00        $1.00       $1.00
                                            -----       -----        -----        -----       -----

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.028       0.009        0.007        0.015       0.038
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --          --           --           --          --
                                            -----       -----        -----        -----       -----
  Total from Investment Operations          0.028       0.009        0.007        0.015       0.038
                                            -----       -----        -----        -----       -----

  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.028)     (0.009)      (0.007)      (0.015)     (0.038)
  Capital Contribution                         --          --           --           --          --
                                            -----       -----        -----        -----       -----
  Total Distributions                      (0.028)     (0.009)      (0.007)      (0.015)     (0.038)
                                            -----       -----        -----        -----       -----
  Net Asset Value, End of Period            $1.00       $1.00        $1.00        $1.00       $1.00
                                            =====       =====        =====        =====       =====
  TOTAL RETURN                              2.80%       0.94%        0.74%        1.48%       3.85%

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        920,774   1,179,902    1,301,168    1,297,318   1,542,392
  Ratio of Expenses to Average
     Net Assets                             0.52%       0.52%        0.52%        0.52%       0.54%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%       0.59%        0.58%        0.58%       0.58%
  Ratio of Net Investment Income to
     Average Net Assets                     2.72%       0.90%        0.75%        1.44%       3.81%
                                                                 TAX-EXEMPT MONEY
                                                                    MARKET FUND
                                          12/31/05     12/31/04     12/31/03    12/31/02     12/31/01
  Net Asset Value, Beginning of Period      $1.00        $1.00        $1.00       $1.00        $1.00
                                            -----        -----        -----       -----        -----

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.019        0.007        0.005       0.010        0.023
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --           --           --          --           --
                                            -----        -----        -----       -----        -----
  Total from Investment Operations          0.019        0.007        0.005       0.010        0.023
                                            -----        -----        -----       -----        -----

  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.019)      (0.007)      (0.005)     (0.010)      (0.023)
  Capital Contribution                         --           --           --          --           --
                                            -----        -----        -----       -----        -----
  Total Distributions                      (0.019)      (0.007)      (0.005)     (0.010)      (0.023)
                                            -----        -----        -----       -----        -----
  Net Asset Value, End of Period            $1.00        $1.00        $1.00       $1.00        $1.00
                                            =====        =====        =====       =====        =====
  TOTAL RETURN                              1.87%        0.65%        0.54%       0.99%        2.34%

  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)        257,842      191,165      237,835     210,678      230,533
  Ratio of Expenses to Average
     Net Assets                             0.57%        0.60%        0.57%       0.57%        0.58%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.60%        0.60%        0.58%       0.58%        0.58%
  Ratio of Net Investment Income to
     Average Net Assets                     1.87%        0.64%        0.54%       0.99%        2.35%

                                  24-25 SPREAD

FOR MORE INFORMATION

More information on the Phoenix Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

    BY TELEPHONE
    Call 800.982.8782

    BY MAIL
    Phoenix Insight Funds
    c/o PFPC, Inc.
    P.O. Box 9829
    Providence, Rhode Island 02940-8029

    ON THE INTERNET
    The Funds' prospectus, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

      [PHOENIX INSIGHT FUNDS
      http://www.__________.com]

Copies of the Funds' prospectus, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202.942.8090. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE AVAILABLE ON THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF INFORMATION ABOUT THE FUNDS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.

THE FUNDS ARE SERIES OF PHOENIX INSIGHT FUNDS TRUST, WHOSE INVESTMENT COMPANY REGISTRATION NUMBER IS 811-7447.

                                PHOENIX
                                INSIGHT FUNDS TM


                              INSTITUTIONAL SHARES


                            MAY ____, 2006 PROSPECTUS


                       PHOENIX INSIGHT MONEY MARKET FUNDS
                          Government Money Market Fund
                                Money Market Fund
                          Tax-Exempt Money Market Fund


 AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

    INTRODUCTION TO MONEY MARKET FUNDS        PAGE __
    PHOENIX INSIGHT MONEY MARKET FUNDS
          Government Money Market Fund             __
                     Money Market Fund             __
          Tax-Exempt Money Market Fund             __
                   Risk Considerations             __
                     Fees and Expenses             __

                    INVESTMENT ADVISER             __

                    PORTFOLIO MANAGERS             __

                PRICING OF FUND SHARES             __

                  SHAREHOLDER SERVICES             __

      DIVIDENDS AND TAX CONSIDERATIONS             __

             DISTRIBUTION ARRANGEMENTS             __

     MASTER FUND/FEEDER FUND STRUCTURE             __

                  FINANCIAL HIGHLIGHTS             __

             INTRODUCTION TO THE PHOENIX INSIGHT MONEY MARKET FUNDS

These Funds invest in short-term money market instruments issued by banks, other U.S. corporations, the U.S. Government, state or local governments, and other entities. These securities may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed securities and repurchase agreements.


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o   Buy only high-quality, short-term money market instruments

o   Buy securities with remaining maturities no longer than 397 days


TERMS TO KNOW

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.


Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Phoenix Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's principal investment strategies and risks are discussed in this prospectus. Other investment practices, and their related risks, are described in the Statement of Additional Information.

Each Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.

                       PHOENIX INSIGHT MONEY MARKET FUNDS
                          GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund normally invests at least 80% of its assets in:

o U.S. Treasury securities whose interest and principal payments are backed by the full faith and credit of the U.S. government and securities issued by U.S. government agencies and instrumentalities whose interest and principal payments may be supported by the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);

o securities whose interest and principal payments are not backed by the full faith and credit of the U.S. government and may be supported by the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); the discretionary authority of the U.S. government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or the credit of the issuer only; and

o   repurchase agreements backed by any of the foregoing securities.

The Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS

(See Risk Considerations, page 10.)

o   Credit risk

o   Income risk

o   Manager risk

o   Principal stability risk

TERMS TO KNOW

REPURCHASE AGREEMENTS

Contracts in which a bank or broker/dealer sells securities, with a promise to buy back the securities on a specified date (generally the next business day) at a specified price.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to May_, 2006, the Fund's investment program and general operations were managed by Harris

Investment Management, Inc. (HIM). The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

 1996     1997    1998    1999    2000    2001     2002    2003     2004    2005
5.24%    5.48%   5.43%   5.04%   6.24%   4.04%    1.65%   1.02%    1.23%   3.06%

Best Quarter: Q4 2000 1.61%

Worst Quarter: Q3 2003 0.22%

AVERAGE ANNUAL TOTAL RETURN

(AS OF 12/31/05)

                                     1 Year       5 Years       10 Years
Government Money Market Fund         3.06%         2.19%          3.83%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.17%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                                MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the Fund's sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS

(See Risk Considerations, page 10.)

o   Credit risk

o   Foreign securities risk

o   Income risk

o   Manager risk

o   Principal stability risk

TERMS TO KNOW

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to May__, 2006, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996     1997    1998    1999    2000    2001     2002    2003     2004    2005
5.38%    5.66%   5.61%   5.29%   6.46%   4.21%    1.83%   1.10%    1.29%   3.15%

Best Quarter: Q4 2000 1.66%

Worst Quarter: Q1 2004 0.24%

AVERAGE ANNUAL TOTAL RETURN

(AS OF 12/31/05)

                             1 Year       5 Years     10 Years
Money Market Fund             3.15%        2.31%       3.98%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.20%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                          TAX-EXEMPT MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

INVESTMENT APPROACH

The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that generate income that is generally exempt from federal income tax and are not subject to the alternative minimum tax. This policy is fundamental and may only be changed by shareholder approval. The Fund may also invest in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal or state income tax may be subject to state or local income tax. Any capital gains distributed by the Fund may be taxable.

The Fund will invest primarily in U.S. dollar-denominated, high-quality municipal securities.

In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

PRINCIPAL RISKS

(See Risk Considerations, page 10.)

o   Credit risk

o   Income risk

o   Manager risk

o   Municipal market risk

o   Principal stability risk

TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax system designed to ensure that individuals, trusts, estates and companies pay at least some federal income tax.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES

See page 6.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to May_, 2006, the Fund's investment program and general operations were managed by HIM. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

1996     1997    1998    1999    2000    2001     2002    2003     2004    2005
3.19%    3.47%   3.35%   3.07%   3.94%   2.70%    1.35%   0.90%    1.00%   2.23%

Best Quarter: Q4 2000 1.03%

Worst Quarter: Q3 2003 0.19%

AVERAGE ANNUAL TOTAL RETURN

(AS OF 12/31/05)

                                    1 Year        5 Years       10 Years
Tax-Exempt Money Market Fund         2.23%         1.63%          2.51%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 3.20%. AS OF THE SAME DATE, THE EFFECTIVE TAX-EQUIVALENT SEVEN-DAY YIELD FOR THE FUND WAS 4.44%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                               RISK CONSIDERATIONS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

--------------------------------------------------------------------------------
                                Government                    Tax-Exempt
                               Money Market   Money Market   Money Market
RISKS FOR ONE OR MORE FUNDS        Fund           Fund           Fund
--------------------------------------------------------------------------------
Counterparty                        O               O              O
--------------------------------------------------------------------------------
Credit                              P               P              P
--------------------------------------------------------------------------------
Foreign securities                                  P
--------------------------------------------------------------------------------
Income                              P               P              P
--------------------------------------------------------------------------------
Manager                             P               P              P
--------------------------------------------------------------------------------
Municipal market                                                   P
--------------------------------------------------------------------------------
Principal stability                 P               P              P
--------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o     The investment objective

o     The Fund's ability to achieve its objective

o     The markets in which the Fund invests

o     The investments the Fund makes in those markets

o     Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that an issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of the security to decline. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INCOME RISK

The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

MANAGER RISK

The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                                FEES AND EXPENSES

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND
             HOLD SHARES OF THE PHOENIX INSIGHT MONEY MARKET FUNDS.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
REDEMPTION FEE                                                              None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
                                           Government      Money    Tax-Exempt
                                          Money Market    Market   Money Market
--------------------------------------------------------------------------------
Investment Advisory Fees                     0.10%         0.10%       0.10%
Other Expenses 1                             0.09          0.08        0.08
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES 1       0.19%         0.18%       0.18%
--------------------------------------------------------------------------------

1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS.

Customers of a financial institution may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.


EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                           Government      Money    Tax-Exempt
                                          Money Market    Market   Money Market
--------------------------------------------------------------------------------
One Year                                     $ 19          $ 18       $ 18
Three Years                                    61            58         58
Five Years                                    107           101        101
Ten Years                                     243           230        230
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Phoenix Investment Counsel, Inc. (PIC) is the Funds' investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 14 fund companies totaling 40 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Funds' investment adviser since May _____, 2006. Subject to the direction of the Funds' Board of Trustees, PIC is responsible for managing the Funds' investment program, overseeing the Funds' sub-advisers and recommending their hiring, termination and replacement, and for the Funds' general operation. PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the investment sub-adviser to each of the Funds. Prior to ________, 2006, HIM was the Funds' investment adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

Under an exemptive order from the Securities and Exchange Commission, PIC is permitted, subject to certain conditions, to (a) employ a new unaffiliated sub-adviser for a Fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any subadvisory agreement; and
(c) continue the employment of an existing sub-adviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.


ADVISORY FEES

The investment advisory fees payable to PIC for each Fund are based upon each Fund's average daily net assets at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets. Prior to May __, 2006, HIM was the Funds' investment adviser under the same advisory fee rate schedule. The ratio of management fees to average net assets for the fiscal year ended December 31, 2005 was 0.10% for each Fund.

The Subadvisory Agreement between PIC and HIM provides that PIC, will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds.. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The annual subadvisory fees payable by PIC to HIM are based upon each Fund's average daily net assets at the annual rate of 0.07% of each Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the approval of the advisory agreement with PIC and the sub-advisory agreement with HIM is required to be in the Funds' semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISER

HIM is a sub-adviser to all of the Funds and is located at 190 South LaSalle Street, 4th Floor, P. O. Box 755, Chicago, IL 60690. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

Many persons on the staffs of the investment adviser and the sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the Funds' day-to-day investment management.

                               PORTFOLIO MANAGERS

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a co-manager of the Fund since 2004. Mr. Arts is also co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a co-manager of the Fund since 2004. Mr. Eager is also a co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund..

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and was appointed as a co-manager of the Fund in May 2006. Ms. Keywell is also a co-manager of the Money Market Fund and the Tax-Exempt Money Market Fund.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a co-manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager has served as a co-manager of the Fund since 2004. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell was appointed as a co-manager of the Fund in May 2006. See information for the Government Money Market Fund.

TAX-EXEMPT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts has served as a co-manager of the Fund since 2004. See information for the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed as a co-manager of the Fund since May 2006. See information for the Government Money Market Fund.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Ms. Keywell has served as a co-manager of the Fund since 1998. See information for the Government Money Market Fund.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

Each Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for the Government Money Market Fund is calculated as of 3:00 p.m., Eastern time. The NAV for the Money Market Fund is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.


                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES

Institutional shares are sold to the following investors:

o   Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o   Pension and profit sharing and employee benefit plans and trusts

o   Insurance companies

o   Investment companies

o   Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, PIC, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT

There are three convenient ways to invest in the Phoenix Insight Funds.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for Institutional Shares.

Make your check payable to the Phoenix Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mail your application and check to: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------
BY BANK WIRE

Call the Funds at 800.982.8782, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Phoenix Insight Funds 8550932950
  Re: [Name of Fund] -- Institutional Shares
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

The Phoenix Insight Funds' Institutional Shares requires a minimum investment of $100,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for (a) rollover accounts from existing clients of HIM or Harris for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $100,000. At the discretion of Fund management, client accounts of a financial institution or professional may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf. This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

ADDITIONAL COMPENSATION TO YOUR FINANCIAL INSTITUTION

The Funds' Distributor, from time to time, may, at its own expense and from its own resources, provide additional cash payments to financial institutions that sell shares of the Funds. These financial institutions provide shareholder or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and management representatives of financial institutions, inclusion of the Funds on a sales list, or other sales program. Financial institutions include financial advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of HIM and PIC. These cash payments are in addition to any applicable sales charges, Rule 12b-1 fees and shareholder servicing fees disclosed elsewhere in this prospectus.

MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

The Funds are open for business each day the NYSE is open for business. The NYSE is scheduled to be closed on:

New Year's Day                           Good Friday            Labor Day
Martin Luther King, Jr. Day              Memorial Day           Thanksgiving Day
Presidents' Day                          Independence Day       Christmas Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES
ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Funds at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.982.8782, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.982.8782, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Funds' transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o For the Tax-Exempt Money Market Fund and the Government Money Market Fund, redemption proceeds will generally be sent the following business day.

o For the Money Market Fund, in the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be generally sent by 2:30 p.m. (Eastern time); in the case of requests received by 3:30 p.m. (Eastern time), payment will generally be made by 5:00 p.m. (Eastern time); and in the case of requests received after 3:30 p.m. (Eastern time), payment will generally be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

SIGNATURE GUARANTEES

The Funds require Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o   Payable to anyone other than the shareholder(s) of record

o   To be mailed to an address other than the address of record

o   To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

CHECKWRITING (FOR THE MONEY MARKET FUND ONLY)

Checkwriting is available for the Phoenix Insight Money Market Fund. If you are an investor in the Fund and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the transfer agent for payment, the Fund's custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the transfer agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Phoenix Insight Funds at 800.982.8782 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Fund's transfer agent.

o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Fund and the custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
--------------------------------------------------------------------------------
EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Phoenix Insight Fund, provided that:

o   Your account registration for both Funds is the same, and

o   The shares you wish to buy are registered for sale in your home state.

Each Fund reserves the right to refuse an exchange by any person or group if, in PIC's or Fund management's judgment, the Fund to be purchased would be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for each Fund as of the end of each month is available 10 days after month-end on the Funds' website at http://www.________________.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Funds' Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.


                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared daily and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of a Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.


                            DISTRIBUTION ARRANGEMENTS

MULTIPLE CLASSES

Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers two classes of shares: N Shares= and Institutional Shares. The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. N Shares and Exchange Shares are each offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. For periods after December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.

These financial highlights should be read with the financial statements.

                                                        GOVERNMENT MONEY
                                                           MARKET FUND

                                      12/31/05   12/31/04    12/31/03    12/31/02    12/31/01
Net Asset Value, Beginning of Period    $1.00      $1.00       $1.00       $1.00       $1.00
                                       ------     ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                   0.030      0.012       0.010       0.016       0.040
Net Realized and Unrealized
  Gain/(Loss) on Investments               --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total from Investment Operations        0.030      0.012       0.010       0.016       0.040
                                       ------     ------      ------      ------      ------
LESS DISTRIBUTIONS:
Net Investment Income                  (0.030)    (0.012)     (0.010)     (0.016)     (0.040)
Capital Contribution                       --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total Distributions                    (0.030)    (0.012)     (0.010)     (0.016)     (0.040)
                                       ------     ------      ------      ------      ------
Net Asset Value, End of Period          $1.00      $1.00       $1.00       $1.00       $1.00
                                       ======     ======      ======      ======      ======
TOTAL RETURN                            3.06%      1.23%       1.02%       1.65%       4.04%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)     215,132    332,483     249,842     261,492     249,444
Ratio of Expenses to Average
  Net Assets                            0.20%      0.21%       0.19%       0.20%       0.20%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)            0.25%      0.25%       0.24%       0.26%       0.25%
Ratio of Net Investment Income to
  Average Net Assets                    3.00%      1.23%       1.01%       1.62%       4.01%

                                                           MONEY MARKET
                                                               FUND

                                      12/31/05   12/31/04    12/31/03    12/31/02    12/31/01
Net Asset Value, Beginning of Period    $1.00      $1.00       $1.00       $1.00       $1.00
                                       ------     ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                   0.031      0.013       0.011       0.018       0.041
Net Realized and Unrealized
  Gain/(Loss) on Investments               --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total from Investment Operations        0.031      0.013       0.011       0.018       0.041
                                       ------     ------      ------      ------      ------
LESS DISTRIBUTIONS:
Net Investment Income                  (0.031)    (0.013)     (0.011)     (0.018)     (0.041)
Capital Contribution                    --            --          --          --          --
                                       ------     ------      ------      ------      ------
Total Distributions                    (0.031)    (0.013)     (0.011)     (0.018)     (0.041)
                                       ------     ------      ------      ------      ------
Net Asset Value, End of Period          $1.00      $1.00       $1.00       $1.00       $1.00
                                       ======     ======      ======      ======      ======
TOTAL RETURN                            3.15%      1.29%       1.10%       1.83%       4.21%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)   3,724,311  2,662,963   3,788,967   4,909,006   2,237,567
Ratio of Expenses to Average
  Net Assets                            0.17%      0.17%       0.17%       0.17%       0.19%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)            0.25%      0.24%       0.23%       0.23%       0.23%
Ratio of Net Investment Income to
  Average Net Assets                    3.16%      1.25%       1.10%       1.79%       4.16%


                                                       TAX-EXEMPT MONEY
                                                          MARKET FUND

                                      12/31/05   12/31/04    12/31/03   12/31/02     12/31/01
Net Asset Value, Beginning of Period    $1.00      $1.00       $1.00       $1.00       $1.00
                                       ------     ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                   0.022      0.010       0.009       0.013       0.027
Net Realized and Unrealized
  Gain/(Loss) on Investments               --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total from Investment Operations        0.022      0.010       0.009       0.013       0.027
                                       ------     ------      ------      ------      ------
LESS DISTRIBUTIONS:
Net Investment Income                  (0.022)    (0.010)     (0.009)     (0.013)     (0.027)
Capital Contribution                       --         --          --          --          --
                                       ------     ------      ------      ------      ------
Total Distributions                    (0.022)    (0.010)     (0.009)     (0.013)     (0.027)
                                       ------     ------      ------      ------      ------
Net Asset Value, End of Period          $1.00      $1.00       $1.00       $1.00       $1.00
                                       ======     ======      ======      ======      ======
TOTAL RETURN                            2.23%      1.00%       0.90%       1.35%       2.70%
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000)   1,035,130    759,266     847,140     815,171     788,162
Ratio of Expenses to Average
  Net Assets                            0.22%      0.25%       0.22%       0.22%       0.23%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)            0.25%      0.25%       0.23%       0.23%       0.23%
Ratio of Net Investment Income to
  Average Net Assets                    2.22%      0.99%       0.89%       1.34%       2.62%

FOR MORE INFORMATION

More information on the Phoenix Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

    BY TELEPHONE
    Call 800.982.8782

    BY MAIL
    Phoenix Insight Funds
    c/o PFPC, Inc.
    P.O. Box 9829
    Providence, Rhode Island 02940-8029

    ON THE INTERNET
    The Funds' prospectuses, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

      [PHOENIX INSIGHT FUNDS]
      [http://www.__________.com]

Copies of the Funds' prospectuses, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202.942.8090. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE AVAILABLE ON THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF INFORMATION ABOUT THE FUNDS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.

THE FUNDS ARE SERIES OF PHOENIX INSIGHT FUNDS TRUST, WHOSE INVESTMENT COMPANY REGISTRATION NUMBER IS 811-7447.

                                PHOENIX
                                INSIGHT FUNDS TM


                        PHOENIX INSIGHT MONEY MARKET FUND

                                 EXCHANGE SHARES


                           MAY ______, 2006 PROSPECTUS


  AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

        PHOENIX INSIGHT MONEY MARKET FUND     PAGE __

                        FEES AND EXPENSES          __

                       INVESTMENT ADVISER          __

                       PORTFOLIO MANAGERS          __

                   PRICING OF FUND SHARES          __

                     SHAREHOLDER SERVICES          __

         DIVIDENDS AND TAX CONSIDERATIONS          __

                DISTRIBUTION ARRANGEMENTS          __

        MASTER FUND/FEEDER FUND STRUCTURE          __

                     FINANCIAL HIGHLIGHTS          __

                        PHOENIX INSIGHT MONEY MARKET FUND

FUND OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

INVESTMENT PARAMETERS

Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the dollar-weighted average maturity of their investments to 90 days or less

o   Buy only high-quality, short-term money market instruments

o   Buy securities with remaining maturities no longer than 397 days

INVESTMENT APPROACH

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the sub-adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. government securities, as well as bank and commercial obligations. Commercial paper purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the sub-adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

PRINCIPAL RISKS

o Credit risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

o Foreign securities risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

o Income risk. The risk that falling interest rates will cause a fund's income to decline. A fund's dividends decline when interest rates fall because the fund then must invest in lower-yielding bonds.

o Manager risk. The risk that poor security selection will cause a fund to underperform other funds with a similar investment objective.

o Principal stability risk. The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

A secondary risk is counterparty risk. Counterparty risk is the risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions or other similar transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

TERMS TO KNOW

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These obligations include securities issued by U.S. governmental agencies and instrumentalities whose interest and principal payments are neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. Government.

FUND PERFORMANCE

The chart and table give an indication of the Fund's risks and performance. Prior to May __ 2006, the Fund's investment program and general operations were managed by Harris Investment Management, Inc. (HIM). The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(AS OF 12/31 EACH YEAR)

2002        2003        2004        2005
1.79%       1.05%       1.28%       3.15%

Best Quarter:     Q4 2005  1.00%            Worst Quarter:    Q1 2004  0.23%

AVERAGE ANNUAL TOTAL RETURN

(AS OF 12/31/05)

                                      Life of Fund
                           1 Year      (7/12/01)
Money Market Fund           3.15%        1.94%

AS OF DECEMBER 31, 2005, THE SEVEN-DAY YIELD FOR THE FUND WAS 4.20%. FOR CURRENT YIELD INFORMATION, PLEASE CALL 800.982.8782.

                                FEES AND EXPENSES

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY IF YOU BUY AND
                       HOLD EXCHANGE SHARES OF THE FUND.

SHAREHOLDER FEES (fees paid directly from your investment)
------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                     None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
REDEMPTION FEE                                                           None
------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from
Fund assets, expressed as a % of average net assets)
------------------------------------------------------------------------------

Management Fees                                                         0.10%
Other Expenses 1                                                         0.08
------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES 1                                  0.18%
------------------------------------------------------------------------------

1 EXPENSES HAVE BEEN RESTATED TO REFLECT CHANGES IN CONTRACTUAL FEE RATES OF THE NEW ADMINISTRATOR AND OTHER SERVICE PROVIDERS TO THE FUNDS.

Customers of a financial institution or members of a securities or commodities exchange may also be charged certain fees or expenses by the institution or exchange. These fees may vary depending on the capacity in which the institution or exchange provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

-----------------------------------------------------------------------------
One Year                                                                $  18
Three Years                                                                58
Five Years                                                                101
Ten Years                                                                 230
-----------------------------------------------------------------------------

                               INVESTMENT ADVISER

Phoenix Investment Counsel, Inc. (PIC) is the Fund's investment adviser and is located at 56 Prospect Street, Hartford, CT 06115. PIC acts as the investment adviser for 14 fund companies totaling 40 mutual funds and as adviser to institutional clients. PIC has acted as an investment adviser for over 70 years and has been the Fund's investment adviser since May _____, 2006. Subject to the direction of the Fund's Board of Trustees, PIC is responsible for managing the Fund's investment program, overseeing the Fund's sub-advisers and recommending their hiring, termination and replacement, and for the Fund's general operation. PIC has appointed and oversees the activities of Harris Investment Management, Inc. (HIM) as the Fund's sub-adviser. Prior to _______, 2006, HIM was the Fund's investment adviser. PIC is a wholly-owned subsidiary of Phoenix Investment Partners (PXP). PXP is a wholly-owned subsidiary of the Phoenix Companies, Inc., a publicly-traded company. As of December 31, 2005, PXP and its subsidiaries managed approximately $37.4 billion in assets for institutional and individual investors.

Under an exemptive order from the Securities and Exchange Commission, PIC is permitted, subject to certain conditions, to (a) employ a new unaffiliated sub-adviser for a Fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any subadvisory agreement; and
(c) continue the employment of an existing sub-adviser on the same subadvisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement.

ADVISORY FEES

The investment advisory fees payable to PIC for the Fund are based upon the Fund's average daily net assets at the annual rate of 0.14% of the Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets. Prior to May __, 2006, HIM was the Fund's investment adviser under the same advisory fee rate schedule. The ratio of management fees to average net assets for the fiscal year ended December 31, 2005 was 0.10% for the Fund.

The Subadvisory Agreement between PIC and HIM provides that PIC will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Fund. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. The annual subadvisory fees payable by PIC to HIM is based upon the Fund's average daily net assets at the annual rate of 0.07% of the Fund's first $100 million of net assets plus 0.05% of the Fund's remaining net assets.

PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. Those arrangements are voluntary and may be terminated at any time.

A discussion regarding the approval of the advisory agreement with PIC and the sub-advisory agreement with HIM is required to be in the Fund's semi-annual report to shareholders for the period ending June 30, 2006.

INVESTMENT SUB-ADVISER

HIM is a sub-adviser to the Fund and is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60690. HIM has been an investment adviser since 1989. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005, HIM had approximately $21.7 billion in assets under management.

Many persons on the staffs of the investment adviser and the sub-adviser contribute to the investment management services provided to the Fund. The individuals named in the following section, however, are primarily responsible for the Fund's day-to-day investment management.


                               PORTFOLIO MANAGERS

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 12 years of investment management experience and has served as a co-manager of the Fund since 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 10 years of investment management experience and has served as a co-manager of the Fund since 2004.

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 14 years of investment management experience and was appointed as a co-manager of the Fund in May 2006.

The Statement of Additional Information provides information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and the Portfolio Manager's ownership of Fund shares.


                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE

The Fund calculates its net asset value per share (NAV) on each day on which the New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUND CALCULATES NAV

The NAV of a class of shares of the Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The Fund's NAV is calculated twice daily, as of 12:00 Noon and as of 3:30 p.m., Eastern time. In an attempt to maintain a stable NAV of $1.00 per share, securities held by the Fund are valued at amortized cost, which is approximately equal to market value.


                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES

Exchange Shares are available to institutional investors such as future commission merchants, the exchanges they trade through, and other institutional investors.

OPENING A NEW ACCOUNT

There are three convenient ways to invest in the Fund.

--------------------------------------------------------------------------------
BY MAIL

Complete and sign an application for Exchange Shares.

Make your check payable to the Phoenix Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

--------------------------------------------------------------------------------
BY BANK WIRE

Call the Funds at 800.982.8782, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
  PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
  For Credit To: Phoenix Insight Funds 8550932950
  Re: Money Market Fund -- Exchange Shares
  Account No.:
  Account Name:
  Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Fund at the address given under "By Mail."

The Fund currently does not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.

--------------------------------------------------------------------------------

The Fund does not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. Shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds do not accept third-party checks.

For orders placed through a financial institution, shares are purchased at the NAV next calculated after your order has been received by the Funds. The Funds may authorize certain financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively, the "financial institutions"), to accept purchase and redemption orders on the Funds' behalf. An order properly received by an authorized agent will be deemed to be accepted by the Funds. If you buy shares through an authorized agent, you will pay the Funds' NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent. Your authorized agent may charge you a fee to purchase, redeem or transfer your shares.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Funds' behalf.

This fee may be paid by the Fund, and indirectly paid by you, as a shareholder servicing fee (as disclosed elsewhere in the prospectus) or paid by PIC at its own expense.

Payment for shares purchased through a financial institution will not be due until settlement date. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.


MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

The Fund is open for business each day the NYSE is open for business. The NYSE is scheduled to be closed on:

New Year's Day                        Good Friday              Labor Day
Martin Luther King, Jr. Day           Memorial Day             Thanksgiving Day
Presidents' Day                       Independence Day         Christmas Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES

ACCESSING YOUR MONEY

You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.

--------------------------------------------------------------------------------
BY MAIL AND CHECK

You may sell shares by writing the Fund at: Phoenix Insight Funds, c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.982.8782, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

--------------------------------------------------------------------------------
BY TELEPHONE AND BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.982.8782, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
--------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)


MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Fund's transfer agent or your financial institution. Your order will be processed and a check for the proceeds will be mailed to you promptly.

Payment by wire will be sent as follows:

o In the case of requests received by 12:00 Noon (Eastern time), redemption proceeds will be sent by 2:30 p.m. (Eastern time);

o In the case of requests received by 3:30 p.m. (Eastern time), payment will be made by 5:00 p.m. (Eastern time); and

o In the case of requests received after 3:30 p.m. (Eastern time), payment will be made the next business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be disbursed only after the check clears, which may take up to 15 days.

Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

SIGNATURE GUARANTEES

The Fund requires Stamp 2000 Medallion Signature Guarantees on certain redemption requests to protect you and the Fund from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o   Payable to anyone other than the shareholder(s) of record

o   To be mailed to an address other than the address of record

o   To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in the medallion program recognized by the Securities Transfer Association. You cannot obtain a Stamp 2000 Medallion Signature Guarantee from a notary public.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

The Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption privileges may be difficult to implement. In the event that you are unable to reach the Fund by telephone, requests may be mailed or hand-delivered to the Phoenix Insight Funds c/o PFPC, Inc., P.O. Box 9829, Providence, Rhode Island 02940-8029.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o     An annual account statement

o     A quarterly consolidated statement

o     A confirmation statement, each time you buy, sell or exchange shares

o     Annual and semi-annual reports to shareholders.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of portfolio securities holdings for the Fund as of the end of each month is available 10 days after month-end on the Fund's website at http://www._________________.com. The information will remain on the Funds' website until at least 60 days after the end of the quarter in which the list of portfolio securities holdings became available. Additional information about the Fund's Policy on Disclosure of Portfolio Holdings is available in the Statement of Additional Information.


                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared daily and paid monthly by the Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net SHORT-TERM capital gains, are taxable to you as ordinary income.

o Distributions of net LONG-TERM capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.


                            DISTRIBUTION ARRANGEMENTS

MULTIPLE CLASSES

The Money Market Fund offers three classes of shares: N Shares, Exchange Shares and Institutional Shares. N Shares and Institutional Shares are each offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert the Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Fund, the Master Fund/Feeder Fund Structure and the types of securities in which the Fund may invest.

                              FINANCIAL HIGHLIGHTS


  The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the
 Fund's operations. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Exchange Shares of the Fund, assuming reinvestment of all dividends and distributions. For periods after
    December 31, 2001, this information has been derived from the financial statements audited by KPMG LLP, independent registered public accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request. For the year ended December 31, 2001, this information has been derived from the financial statements audited by other independent registered public accountants.


These financial highlights should be read with the financial statements.

                                                                 MONEY MARKET
                                                                     FUND
                                                                                         07/12/01(1) TO
                                        12/31/05      12/31/04     12/31/03    12/31/02     12/31/01
Net Asset Value, Beginning of Period      $1.00         $1.00        $1.00       $1.00        $1.00
                                         ------        ------       ------      ------       ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                     0.031         0.013        0.010       0.018        0.014
Net Realized and Unrealized
  Gain/(Loss) on Investments                 --            --           --          --           --
                                         ------        ------       ------      ------       ------
Total from Investment Operations          0.031         0.013        0.010       0.018        0.014
                                         ------        ------       ------      ------       ------
LESS DISTRIBUTIONS:
Net Investment Income                    (0.031)       (0.013)      (0.010)     (0.018)      (0.014)
Capital Contribution                         --            --           --          --           --
                                         ------        ------       ------      ------       ------
Total Distributions                      (0.031)       (0.013)      (0.010)     (0.018)      (0.014)
                                         ------        ------       ------      ------       ------
Net Asset Value, End of Period            $1.00         $1.00        $1.00       $1.00        $1.00
                                         ======        ======       ======      ======       ======
TOTAL RETURN                              3.15%         1.28%        1.05%       1.79%        1.41%(2)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000)      1,409,677     1,029,184      478,586   1,434,436      343,617
Ratio of Expenses to Average
  Net Assets                              0.17%         0.17%        0.22%       0.22%        0.24%(3)
Ratio of Expenses to Average Net
  Assets (Excluding Waivers)              0.30%         0.30%        0.28%       0.28%        0.28%(3)
Ratio of Net Investment Income to
  Average Net Assets                      3.24%         1.35%        1.10%       1.70%        2.69%(3)

(1) Date commenced operations.
(2) Total returns for periods of less than one year are not annualized.
(3) Annualized.

FOR MORE INFORMATION

More information on the Phoenix Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

    BY TELEPHONE
    Call 800.982.8782

    BY MAIL

    Phoenix Insight Funds
    c/o PFPC, Inc.
    P.O. Box 9829
    Providence, Rhode Island 02940-8029

    ON THE INTERNET

    The Funds' prospectuses, SAI and Annual and Semi-Annual Reports can be viewed online or downloaded from:

      [PHOENIX INSIGHT FUNDS
      http://www.__________.com]

Copies of the Funds' prospectuses, SAI and Annual and Semi-Annual Reports may also be available from financial institutions through which shares are purchased.

INFORMATION ABOUT THE FUNDS (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202.942.8090. REPORTS AND OTHER INFORMATION ABOUT THE FUNDS ARE AVAILABLE ON THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF INFORMATION ABOUT THE FUNDS MAY BE OBTAINED, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS:
PUBLICINFO@SEC.GOV, OR BY WRITING TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.

THE FUNDS ARE SERIES OF PHOENIX INSIGHT FUNDS TRUST, WHOSE INVESTMENT COMPANY REGISTRATION NUMBER IS 811-7447.

                            PHOENIX INSIGHT FUNDS TM
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                 (800)-243-1574

                       STATEMENT OF ADDITIONAL INFORMATION
                                  May __, 2006

      This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the corresponding prospectuses dated May __, 2006 and any supplement thereto (the "Prospectuses") for the series of Phoenix Insight Funds Trust (the "Trust") (formerly named Harris Insight Funds Trust) listed below (each a "Fund" and collectively the "Funds").

   The Funds are as follows:


                      EQUITY FUNDS                              FIXED INCOME FUNDS
                      ------------                              ------------------
         o   Phoenix Insight Balanced Fund          o   Phoenix Insight Bond Fund
             ("Balanced Fund")                          ("Bond Fund")

         o   Phoenix Insight Core Equity Fund       o   Phoenix Insight High Yield Bond Fund
             ("Core Equity Fund")                       ("High Yield Bond Fund")

         o   Phoenix Insight Emerging Markets       o   Phoenix Insight Intermediate Government
                Fund                                       Bond Fund
             ("Emerging Markets Fund")                  ("Intermediate Government Bond Fund")

         o   Phoenix Insight Equity Fund            o   Phoenix Insight Intermediate Tax-Exempt
             ("Equity Fund")                               Bond Fund
                                                        ("Intermediate Tax-Exempt Bond Fund")
         o   Phoenix Insight Index Fund
             ("Index Fund")                         o   Phoenix Insight Short/Intermediate Bond
                                                           Fund
         o   Phoenix Insight International Fund         ("Short/Intermediate Bond Fund")
             ("International Fund")
                                                    o   Phoenix Insight Tax-Exempt Bond Fund
         o   Phoenix Insight Small-Cap Growth           ("Tax-Exempt Bond Fund")
                Fund
             ("Small-Cap Growth Fund")              o   Phoenix Insight Ultra Short Duration
                                                           Bond Fund
         o   Phoenix Insight Small-Cap                  ("Ultra Short Duration Bond Fund")
                Opportunity Fund
             ("Small-Cap Opportunity Fund")                     MONEY MARKET FUNDS
                                                                -------------------
         o   Phoenix Insight Small-Cap
                Value Fund                          o   Phoenix Insight Government Money
             ("Small-Cap Value Fund")                      Market Fund
                                                        ("Government Money Market Fund")

                                                    o   Phoenix Insight Money Market Fund
                                                        ("Money Market Fund")

                                                    o   Phoenix Insight Tax-Exempt Money
                                                           Market Fund
                                                        ("Tax-Exempt Money Market Fund")


      The financial statements and financial highlights for each Fund for the fiscal period ended December 31, 2005, including the independent registered public accounting firm's report thereon, are included in the Funds' Annual Report, and are incorporated herein by reference.

      To obtain a free copy of the Prospectuses or Annual Report, please write or call the Funds at the address or telephone number given above.

      Capitalized terms not defined herein are defined in the Prospectuses.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

General Information About the Trust...........................................1
Investment Strategies.........................................................1
Ratings......................................................................23
Investment Restrictions......................................................24
Master Fund/Feeder Fund Structure............................................26
Trustees and Executive Officers..............................................26
Control Persons and Principal Holders of Securities..........................33
Investment Management, Distribution and Other Services.......................50
Service and Distribution Plans...............................................64
Calculation of Yield and Total Return........................................67
Additional Purchase and Redemption Information...............................72
Determination of Net Asset Value.............................................74
Portfolio Transactions.......................................................77
Disclosure of Portfolio Holdings.............................................79
Tax Information..............................................................81
Shares of Beneficial Interest................................................84
Other........................................................................85
Independent Registered Public Accounting Firm................................85
Reports to Shareholders......................................................85
Appendix A: Additional Information on Ratings................................86

                       GENERAL INFORMATION ABOUT THE TRUST

      The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on December 6, 1995. Prior to _________, 2006 the Trust was named Harris Insight Funds Trust. Because the Trust offers multiple investment portfolios (previously defined as the "Funds"), it is known as a "series" company. The Trust currently offers nineteen diversified Funds, with various investment objectives and policies, and offers four classes of shares, A Shares, N Shares, Exchange Shares and Institutional Shares. Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Small-Cap Growth Fund, the Ultra Short Duration Bond Fund and each of the Money Market Funds. N Shares are offered by each Fund, except for the Small-Cap Growth Fund and the Ultra Short Duration Bond Fund. Exchange Shares are offered only by the Money Market Fund.

      The investment objectives of the Funds are described in the Prospectuses. Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") is the adviser to the Funds. Harris Investment Management, Inc. ("HIM") is the Sub-Adviser to each of the Funds except for Emerging Markets Fund, International Fund, High Yield Bond Fund and Bond Fund. Vontobel Asset Management, Inc. formerly named Vontobel USA Inc. ("Vontobel") is Sub-Adviser to Emerging Markets Fund and International Fund. Seneca Capital Management LLC ("Seneca") is the Sub-Adviser to the High Yield Bond Fund and Bond Fund. HIM, Vontobel and Seneca are each a "Sub-Adviser" and collectively the "Sub-Advisers". See "Investment Management, Distribution and Other Services" below.

                              INVESTMENT STRATEGIES

      ASSET-BACKED SECURITIES. Each Fund may purchase asset-backed securities, which represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Trust's Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk. See "Mortgage-Related Securities" below.

      Assets are securitized through the use of trusts, special purpose corporations and other entities that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, there is a risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities.

      BANK OBLIGATIONS. Each Fund may invest in bank obligations, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. The Money Market Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("U.S. banks"). The Money Market Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of HIM, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Market Fund. Each of the Short/Intermediate Bond Fund, the Ultra Short Duration Bond Fund and the Money Market Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.

      Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

      BORROWING. Each Fund may borrow up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, which borrowing may be secured by the pledge of up to 10% of the current value of the Fund's net assets. Investments may not be purchased while any aggregate borrowings in excess of 5% exist.

      COMMON AND PREFERRED STOCK. The Equity Funds and the High Yield Bond Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

      Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers may be more likely to realize more substantial growth or suffer more significant losses. Investments in these companies can be both more volatile and more speculative. The Small-Cap Growth Fund, the Small-

Cap Opportunity Fund, and the Small-Cap Value Fund have heightened exposure to these risks due to their policy of investing in smaller companies.

      CONVERTIBLE SECURITIES. The Equity Funds and the Fixed Income Funds, except the Ultra Short Duration Bond Fund, may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

      See additional information on ratings and debt obligations below under "Debt Securities" and in Appendix A of this SAI.

      DEBT SECURITIES. Each Fund may invest in debt, or fixed income, securities. Debt, or fixed income, securities (which include corporate bonds, commercial paper, debentures, notes, Government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset- or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security's maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but are sold at a deep discount from their face value.

      Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Fixed Income Fund's investment objective depends in part on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, sovereign immunity, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

      The rating or quality of a debt security refers to the issuer's creditworthiness, I.E., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody's Investors Service, Standard & Poor's, or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.

      HIGH YIELD DEBT SECURITIES. Securities rated "BB", "B", or "CCC" by Standard & Poor's ("Ba" or lower by Moody's) are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC". Such securities are frequently referred to as "high yield" securities or "junk bonds". While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" ("Caa" by Moody's) have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

      While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

      Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

      To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

      The market for certain low-rated and comparable unrated securities has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

      DOLLAR ROLLS. A Fund may enter into a mortgage dollar roll in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the

Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

      DURATION. Duration is a time measure of a bond's interest-rate sensitivity, based on the weighted average of the time periods over which a bond's cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond's price. (A bond's cash flows consist of coupon payments and repayment of capital.) A bond's duration will almost always be shorter than its maturity, with the exception of zero-coupon bonds, for which maturity and duration are equal.

      FLOATING AND VARIABLE RATE OBLIGATIONS. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security's market value to changes in interest rates. The Sub-Adviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

      The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

      Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer's creditworthiness.

      Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.

      A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

      FOREIGN CURRENCY AND FOREIGN CURRENCY FORWARD CONTRACTS, FUTURES, AND OPTIONS. When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs expenses in converting assets from one currency to another.

      FORWARD CONTRACTS. Each of the Equity Funds and the Fixed Income Funds, except the Ultra Short Duration Bond Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("forward contracts"). Forward contracts may be entered into by the Fund for hedging purposes, either to "lock-in" the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. A Fund may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency ("cross hedging"), if in the judgment of the Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange, including counterparty credit risk.

      Each of the Emerging Markets Fund and the International Fund may also enter into transactions in forward contracts for other than hedging purposes that present greater profit potential but also involve increased risk. For example, if the Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Funds may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Funds will realize profits that will increase their gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Funds may sustain losses that will reduce their gross income. Such transactions, therefore, could be considered speculative.

      The Funds have established procedures consistent with statements by the Commission and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Funds satisfy this requirement through segregation of assets, they will segregate appropriate liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of their commitments under forward contracts.

      Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Emerging Markets Fund or the International Fund may invest. This may limit a Fund's ability to effectively hedge its investments in those emerging markets.

      FOREIGN CURRENCY FUTURES. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the settlement date, for a pre-negotiated price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Sub-Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy. These contracts may be traded on an exchange or over-the-counter.

      Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. The Fund must accept or make delivery of the underlying foreign currency, through banking arrangements, in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

      FOREIGN CURRENCY OPTIONS. Each of the Emerging Markets Fund, the International Fund and the Small-Cap Growth Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

      A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities that are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be reduced by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security that is greater than the price of the premium received. A Fund may also write options to close out long put option positions. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market. These instruments may be traded on an exchange or over-the-counter.

      The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may not necessarily constitute an effective hedge against fluctuations in exchange rates and, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

      Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over-the-counter. There is no systematic reporting of last sale information for foreign currencies traded over-the-counter or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

      FOREIGN INVESTMENT COMPANIES. Some of the countries in which the Emerging Markets Fund, the International Fund or the Small-Cap Growth Fund may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These Funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

      FOREIGN SECURITIES. Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

      The Emerging Markets Fund, the International Fund, the Small-Cap Growth Fund, and the High Yield Bond Fund may purchase sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and similar securities ("Depositary Receipts"). Each of the Equity Funds also may invest in ADRs and EDRs. Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

      Each of the Emerging Markets Fund, the International Fund, the High Yield Bond Fund, and the Ultra Short Duration Bond Fund may invest a portion of its assets in certain sovereign debt obligations known as "Brady Bonds." Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the International Monetary Fund (the "IMF"). The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

      Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations' reserves. Interest payments may also be collateralized in part in various ways.

      Brady Bonds are often viewed as having three or four valuation components:
(i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

      Each of the other Equity Funds, except for the Balanced Fund, may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. The Balanced Fund, the Bond Fund, the High Yield Bond Fund and the Short/Intermediate Bond Fund (each with respect to 20% of its total assets) may invest in non-convertible and convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Money Market Fund may invest in non-convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Intermediate Government Bond Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

      FUNDING AGREEMENTS. Funding agreements are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid. These agreements are regulated by the state insurance board of the state where they are executed.

      GOVERNMENT SECURITIES. Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("Government Securities"). Obligations of the U.S. Government agencies and instrumentalities are debt securities issued by U. S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where U.S. Government support of agencies or instrumentalities is discretionary, no assurance can be given that the U.S. Government will provide financial support, since it is not legally obligated to do so.

      GUARANTEED INVESTMENT CONTRACTS. Each of the Bond Fund, the Short/Intermediate Bond Fund, the Ultra Short Duration Bond Fund and the Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist.

      ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Each Fund may invest up to 15% (10% with respect to the Money Market Funds) of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act") ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Subject to the oversight of the Trust's Board of Trustees, the Sub-Adviser determines and monitors the liquidity of portfolio securities.

      Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Sub-Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

      The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust's

Board of Trustees. Those guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of those guidelines on a periodic basis.

      INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. Each Equity Fund and Fixed Income Fund, except the Ultra Short Duration Bond Fund, may attempt to reduce the risk of investment in equity and other securities by hedging a portion of each portfolio through the use of futures contracts on indices and options on such indices traded on a securities or futures exchange. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Sub-Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later be purchased in a more advantageous manner. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. A Fund will sell options on indices only to close out existing hedge positions.

      A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of those securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount, which may be as low as 5% or less, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted, based on the current value of the futures contract, by payments of variation margin to or from the broker or segregated account.

      Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by Standard & Poor's ("S&P") or A or higher by Moody's Investors Service ("Moody's"), began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fixed Income Funds may utilize any such contracts and associated put and call options for which there is an active trading market.

      Except for the Index Fund, a Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then-current level of the indices upon which its futures contracts which would be outstanding do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will segregate appropriate liquid securities equal to the market value of the futures contracts.

      There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a

Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

      All investors in the futures market are subject to initial margin and variation margin requirements. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion. The margin requirements may be changed by the exchanges, including for open positions that may have already been established by the Fund.

      In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market may establish a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the contract can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

      Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

      A Fund's successful use of index futures contracts and options on indices depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

      Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

      See additional risk disclosure below under "Interest Rate Futures Contracts and Related Options."

      INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. Each Equity Fund and Fixed Income Fund, except the Ultra Short Duration Bond Fund, may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, ten-year U.S. Treasury Notes, agency securities, three-month U.S. Treasury Bills, Eurodollars, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

      Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit initial margin with the broker, as determined by the broker. The initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

      A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated to cover the positions, thereby insuring that the use of the contract is unleveraged.

      Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

      If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Tax Information" below.

      A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

      Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

      There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Sub-Adviser's ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable

      See additional risk disclosure above under "Index Futures Contracts and Options on Index Futures Contracts."

      INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 net asset value per share.

      Each non-Money Market Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that, except as provided below in the section "Master Fund/Feeder Fund Structure", (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. See additional information concerning permitted investments in non-U.S. investment companies above under "Foreign Investment Companies".

      LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Sub-Adviser, are of investment quality comparable to other permitted investments of a Fund may be used for Letter of Credit-backed investments.

      MORTGAGE-RELATED SECURITIES. All Equity Funds, the Bond Fund, the High Yield Bond Fund, the Intermediate Government Bond Fund, the Short/Intermediate Bond Fund and the Ultra Short Duration Bond Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Intermediate Government Bond Fund may purchase such securities if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), and may invest up to 20% of its assets in non-government, mortgage-backed securities.

      CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on the underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in this SAI.

      Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

      Mortgage-backed securities generally provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA-guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities.

      Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost if the security is prepaid. When interest rates rise, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates rise.

      Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Sub-Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

      MUNICIPAL LEASES. Each of the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation may be backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

      In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Sub-Adviser will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and, (5) the legal recourse in the event of failure to appropriate.

      MUNICIPAL OBLIGATIONS. The Balanced Fund, the Bond Fund, the High Yield Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Bond Fund, the Ultra Short Duration Bond Fund, and the Tax-Exempt Money Market Fund may invest in tax-exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes (i.e. tax anticipation notes), a bond sale (i.e. bond anticipation notes) or receipt of other revenues (i.e. receipt anticipation notes) are usually general obligations of the issuer.

      TAX ANTICIPATION NOTES (TANS). An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers commingle various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various other obligations could affect the likelihood of making payments on TANs.

      BOND ANTICIPATION NOTES (BANS). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

      REVENUE ANTICIPATION NOTES (RANS). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

      The Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Bond Fund, and the Ultra Short Duration bond Fund may also invest in: (1) municipal bonds that are rated at the date of purchase "Baa" or better by Moody's or "BBB" or better by S&P; (2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

      PUT AND CALL OPTIONS. Each Equity Fund and Fixed Income Fund, except the Ultra Short Duration Bond Fund, may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

      These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is "covered" if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

      The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

      Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

      The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. Each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

      Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

      REAL ESTATE INVESTMENT TRUSTS (REITS). Each Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

      REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

      Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

      REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund cash or cash equivalents equal to at least 102% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

      A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees.

      REVERSE REPURCHASE AGREEMENTS. Each of the Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by entering into an agreement to sell portfolio securities to a financial institution such as a bank or broker-dealer and to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on the amount obtained pursuant to the reverse repurchase agreement.

      A Fund may not enter into a reverse repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the Fund's net assets would be invested in reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into reverse repurchase agreements only with registered broker-dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees.

      RULE 2A-7 MATTERS. Each of the Money Market Funds must comply with the requirements of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Under the applicable quality requirements of Rule 2a-7, the Funds may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See Appendix A for more information.

      The Money Market Fund may not invest more than 5% of its total assets in second tier securities nor more than the greater of 1% of its total assets or $1 million in the second tier securities of a single issuer. The Tax-Exempt Money Market Fund may not invest more than 5% of its total assets in second tier "conduit securities" (as defined in Rule 2a-7), nor more than 1% of its total assets or $1 million (whichever is greater) in second tier conduit securities issued by a single issuer. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

      Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

      SECURITIES LENDING. Each Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's total assets if cash or cash-equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund pays administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, a Sub-Adviser or the Distributor).

      SHORT SALES. With respect to the Emerging Markets Fund and the International Fund, when a Fund sells short, it borrows the securities that it needs to deliver to the buyer. A Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds a Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high-grade debt obligations. In addition, a Fund will deposit collateral in a segregated account with the Fund's custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

      The Emerging Markets Fund and the International Fund may sell securities short-against-the-box to hedge unrealized gains on portfolio securities. If a fund sells a security short-against-the-box, the fund owns the security but does not want to use it for delivery so instead borrows it from a brokerage firm, typically in order to lock in a profit. If a Fund sells securities short-against-the-box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

      SOVEREIGN DEBT. The Emerging Markets Fund, the International Fund, and the High Yield Bond Fund may invest in "sovereign debt," which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature due, in part, to the extreme and volatile nature of debt burdens in such countries and because emerging market governments can be relatively unstable. The issuer or governmental authorities that control sovereign-debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing their rights thereunder.

      The Fixed Income Funds may invest in "sovereign debt" that is U.S. dollar-denominated and investment-grade.

      STAND-BY COMMITMENTS. Each of the Balanced Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund's net asset value. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

      TEMPORARY INVESTMENTS. When business or financial conditions warrant, each of the non-Money Market Funds may assume a temporary defensive position by investing in money-market investments. These money-market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

      For temporary defensive purposes, during periods in which the Sub-Adviser believes changes in economic, financial or political conditions make it advisable, the Funds may reduce their holdings in equity and other securities and may invest up to 100% of their assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). In the case of the International Fund and the Emerging Markets Fund, these short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"); (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards; and
(e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that the Sub-Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's or S&P (i.e., rated at least A).

      WARRANTS. The Equity Funds and the High Yield Bond Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED-DELIVERY). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

      When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Trust's custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Sub-Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

      A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. The Funds may be required to provide margin for forward transactions. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

      When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

      ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. Zero coupon securities are debt securities that are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the U.S. Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the Federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

                                     RATINGS

      After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund for such type of security to sell the security unless the amount of the security exceeds the Fund's permissible limit. However, the Sub-Adviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Trust's Board of Trustees that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in the organization or in its rating system, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI. For additional information on ratings, see Appendix A to this SAI.

                             INVESTMENT RESTRICTIONS

      (1) No diversified Fund may, with respect to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (2) No Fund may, with respect to 75% of its assets, acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (3) No Fund may invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that (a) this restriction does not apply to investments in (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, (ii) municipal obligations (for purposes of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), and (iii) in the case of the Money Market Fund, bank obligations that are otherwise permitted as investments, and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (4) No Fund may borrow money except to the extent permitted by applicable law, regulation or order.

      (5) No Fund may issue any senior security except to the extent permitted by applicable law, regulation or order.

      (6) No Fund may underwrite the distribution of securities of other issuers; however, (a) the Fund may acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (7) No Fund may make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The Fund will not lend securities having a value in excess of 33-1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

      (8) No Fund may purchase or sell real estate or interests in real estate, although it may invest in securities secured by interests in real estate and securities of enterprises that invest in real estate or interests in real estate, and may acquire and dispose of real estate or interests in real estate acquired through the exercise of rights as a holder of debt obligations secured by real estate or interests therein.

      (9) No Fund may purchase or sell commodities or commodity contracts, except that it may enter into (a) futures, options, and options on futures, (b) forward contracts, and (c) other financial transactions not requiring the delivery of physical commodities.

      (10) No Fund may invest in the securities of other investment companies except to the extent permitted by applicable law, regulation or order or rule of the Commission.

      (11) No Fund may purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions) or participate in a joint or on a joint or several basis in any trading account in securities.

      (12) No Fund may invest more than 15% (10% in the case of a Money Market
Fund) of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

      (13) No Fund may make short sales of securities unless (a) the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities or (b) the securities sold are "when issued" or "when distributed" securities that the Fund expects to receive in a recapitalization, reorganization or other exchange for securities that it contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales.

      (14) As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company having the same investment objective and substantially similar policies and restrictions.

      The investment restrictions numbered 3 - 10 and number 14 are fundamental policies of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Shares of Beneficial Interest". Investment restriction number 14 permits the Funds to adopt a Master Fund/Feeder Fund structure, as described in the next section.

      Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

      For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

      Certain Funds have an investment policy to invest, under normal circumstances, at least 80% of the value of their assets, in a particular type of investment or investment concentration that is suggested by their names (as described in the Funds' prospectus) ("80% Investment Policy"). If any one of those Funds (except the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund, and the Tax-Exempt Money Market Fund) changes its 80% Investment Policy, it will notify its shareholders in writing at least 60 days prior to any change in that policy. Each of the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund, and the Tax-Exempt Money Market Fund may not change its 80% Investment Policy without approval of the Fund's shareholders.

                        MASTER FUND/FEEDER FUND STRUCTURE

      The shareholders of each Fund have authorized the Fund to become a "feeder fund" by investing substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a "Master Fund/Feeder Fund Structure"). Prior to the conversion of any Fund to a feeder fund, however, the Board of Trustees would be required to approve the conversion and shareholders would be notified.

      Although the Trust's Board of Trustees has not determined that any of the Funds should convert to a Master Fund/Feeder Fund Structure at this time, the Board of Trustees believes it could be in the best interests of some or all of the Funds at some future date and could vote at some time in the future to convert the Fund into a "Feeder Fund" under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund's shareholders would not be altered by this change.)

                         TRUSTEES AND EXECUTIVE OFFICERS

      The Trustees are responsible for the overall supervision of the Funds, including establishing the Funds' policies, general supervision and review of their investment activities. The officers who administer the Funds' daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each individual is 56 Prospect Street, Hartford, Connecticut 06115-0480. There is no stated term of office for Trustees of the Trust.


                                   TERM OF OFFICE
                                   AND YEAR FIRST
                                     ELECTED OR                                                        NUMBER OF PORTFOLIOS
        NAME AND AGE AT             APPOINTED TO             PRINCIPAL OCCUPATION(S) DURING              IN FUND COMPLEX
          MAY  , 2006                  OFFICE                       PAST FIVE YEARS                    OVERSEEN BY TRUSTEE
        ----------------           --------------            ------------------------------            --------------------
TRUSTEES OF THE TRUST (NONE OF WHOM ARE INTERESTED PERSONS OF THE TRUST):

E. VIRGIL CONWAY, 76                   _____ 2006   Chairman, Rittenhouse Advisors, LLC (consulting             72
Rittenhouse Advisors, LLC                           firm) (2001-present). Trustee/Director, Phoenix
101 Park Avenue                                     Funds Complex (1983-present). Trustee/Director,
New York, NY 10178                                  Realty Foundation of New York (1972-present),
                                                    Josiah Macy, Jr. Foundation (Honorary)
                                                    (2004-present), Pace University
                                                    (Director/Trustee Emeritus) (2003-present),
                                                    Greater New York Councils, Boy Scouts of America
                                                    (1985-present), The Academy of Political Science
                                                    (Vice Chairman) (1985-present), Urstadt Biddle
                                                    Property Corp. (1989-present), Colgate
                                                    University (Trustee Emeritus) (2004-present).
                                                    Director/Trustee, The Harlem Youth Development
                                                    Foundation, (Chairman) (1998-2002), Metropolitan
                                                    Transportation Authority (Chairman) (1992-2001),
                                                    Trism, Inc. (1994-2001), Consolidated Edison
                                                    Company of New York, Inc. (1970-2002), Atlantic
                                                    Mutual Insurance Company (1974-2002), Centennial
                                                    Insurance Company (1974-2002), Union Pacific
                                                    Corp. (1978-2002), BlackRock Freddie Mac
                                                    Mortgage Securities Fund (Advisory Director)
                                                    (1990-2000), Accuhealth (1994-2002), Pace
                                                    University (1978-2003), New York Housing
                                                    Partnership Development Corp. (Chairman)
                                                    (1981-2003), Josiah Macy, Jr. Foundation
                                                    (1975-2004).

HARRY DALZELL-PAYNE, 76                _____ 2006   Retired. Trustee, Phoenix Funds Family                      72
The Flat, Elmore Court                              (1983-present).
Elmore, GL0S, GL2 3NT U.K.

FRANCIS E. JEFFRIES, 75                _____ 2006   Director, The Empire District Electric Company              73
8477 Bay Colony Dr. #902                            (1984-2004). Trustee/Director, Phoenix Funds
Naples, FL  34108                                   Complex (1987-present).

LEROY KEITH, JR., 67                   _____ 2006   Partner, Stonington Partners, Inc. (private                 70
Stonington Partners, Inc.                           equity fund) (2001-present). Director/Trustee,
736 Market Street,                                  Evergreen Funds (six portfolios). Trustee,
Suite 1430                                          Phoenix Funds Family (1980-present). Director,
Chattanooga, TN  37402                              Diversapak (2002-present). Obaji Medical
                                                    Products Company (2002-present). Director,
                                                    Lincoln Educational Services (2002-2004).
                                                    Chairman, Carson Products Company (cosmetics)
                                                    (1998-2000).

GERALDINE M. MCNAMARA, 55              _____ 2006   Managing Director, U.S. Trust Company of New                72
U.S. Trust Company of NY                            York (1982-present). Trustee/Director, Phoenix
11 West 54th Street                                 Funds Complex (2001-present).
New York, NY 10019



                                   TERM OF OFFICE
                                   AND YEAR FIRST
                                     ELECTED OR                                                        NUMBER OF PORTFOLIOS
        NAME AND AGE AT             APPOINTED TO             PRINCIPAL OCCUPATION(S) DURING              IN FUND COMPLEX
          MAY  , 2006                  OFFICE                       PAST FIVE YEARS                    OVERSEEN BY TRUSTEE
        ----------------           --------------            ------------------------------            --------------------
JAMES M. OATES*, 59                    _____ 2006   Chairman, Hudson Castle Group, Inc. (Formerly               70
c/o Northeast Partners                              IBEX Capital Markets, Inc.) (financial services)
150 Federal Street, Ste. 1000                       (1997-present). Trustee/Director Phoenix Funds
Boston, MA 02109                                    Family (1987-present). Managing Director, Wydown
Trustee                                             Group (consulting firm) (1994-present).
                                                    Director, Investors Financial Service
                                                    Corporation (1995-present), Investors Bank &
                                                    Trust Corporation (1995-present), Stifel
                                                    Financial (1996-present), Connecticut River
                                                    Bancorp (1998-present), Connecticut River Bank
                                                    (1999-present), Trust Company of New Hampshire
                                                    (2002-present). Chairman, Emerson Investment
                                                    Management, Inc. (2000-present). Independent
                                                    Chairman, John Hancock Trust (since 2005),
                                                    Trustee, John Hancock Funds II and John Hancock
                                                    Funds III (since 2005). Trustee, John Hancock
                                                    Trust (2004-2005). Director/Trustee, AIB Govett
                                                    Funds (six portfolios) (1991-2000), Command
                                                    Systems, Inc. (1998-2000), Phoenix Investment
                                                    Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                    (formerly 1Mind.com), (2000-2002), Plymouth
                                                    Rubber Co. (1995-2003). Director and Treasurer,
                                                    Endowment for Health, Inc. (2000-2004).

RICHARD E. SEGERSON, 60                _____ 2006   Managing Director, Northway Management Company              70
Northway Management Company                         (1998-present). Trustee/Director, Phoenix Funds
164 Mason Street                                    Family (1983-present).
Greenwich, CT 06830

FERDINAND L.J. VERDONCK, 65            _____ 2006   Director, Banco Urquijo (Chairman)                          33
Nederpolder, 7                                      (1998-present). Trustee, Phoenix Funds Family
B-9000 Gent, Belgium                                (2002-present). Director EASDAQ (Chairman)
                                                    (2001-present), The JP Morgan Fleming
                                                    Continental European Investment Trust
                                                    (1998-present), Groupe SNEF (1998-present),
                                                    Degussa Antwerpen N.V.(1998-present), Santens
                                                    N.V. (1999-present). Managing Director, Almanij
                                                    N.V. (1992-2003). Director, KBC Bank and
                                                    Insurance Holding Company (Euronext)
                                                    (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                    (1992-2003), Kredietbank, S.A. Luxembourgeoise
                                                    (1992-2003), Investco N.V. (1992-2003), Gevaert
                                                    N.V. (1992-2003), Fidea N.V. (1992-2003),
                                                    Almafin N.V. (1992-2003), Centea N.V.
                                                    (1992-2003), Dutch Chamber of Commerce for
                                                    Belgium and Luxemburg (1995-2001), Phoenix
                                                    Investment Partners, Ltd. (1995-2001).


* Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company ("Phoenix Life") also an affiliate, owns approximately 8% of Hudson's common stock.


                                   TERM OF OFFICE
                                   AND YEAR FIRST
                                     ELECTED OR                                                        NUMBER OF PORTFOLIOS
        NAME AND AGE AT             APPOINTED TO             PRINCIPAL OCCUPATION(S) DURING              IN FUND COMPLEX
          MAY  , 2006                  OFFICE                       PAST FIVE YEARS                    OVERSEEN BY TRUSTEE
        ----------------           --------------            ------------------------------            --------------------
TRUSTEES WHO ARE INTERESTED TRUSTEES OF THE TRUST:

DANIEL T. GERACI, 48*                  _____ 2006   Executive Vice President, Asset Management, The             30
                                                    Phoenix Companies, Inc. (2003-present).
                                                    President and Chief Executive Officer, Phoenix
                                                    Investment Partners, Ltd. (2003-present).
                                                    President, certain funds within the Phoenix Fund
                                                    Complex (2004-present). President and Chief
                                                    Executive Officer of North American investment
                                                    operations, Pioneer Investment Management USA,
                                                    Inc. (2001-2003). President of Private Wealth
                                                    Management Group (2000-2001), and Executive Vice
                                                    President of Distribution and Marketing for U.S.
                                                    institutional services business (1998-2000)
                                                    Fidelity Investments.

Marilyn E. LaMarche, 71**              _____ 2006   Limited Managing Director, Lazard Freres & Co.              70
                                                    LLC (1983-present). Trustee, Phoenix Funds
                                                    Family (2002-present). Director, The Phoenix
                                                    Companies, Inc. (2001-2005) and Phoenix Life
                                                    Insurance Company (1989-2005).

Philip McLoughlin, 59***               _____ 2006   Director, PXRE Corporation (Reinsurance)                    98
                                                    (1985-present), World Trust Fund (1991-present).
                                                    Trustee/Director, Phoenix Funds Complex
                                                    (1989-present). Management Consultant
                                                    (2002-2004), Chairman (1997-2002), Chief
                                                    Executive Officer (1995-2002) and Director
                                                    (1995-2002), Phoenix Investment Partners, Ltd.
                                                    Director and Executive Vice President, The
                                                    Phoenix Companies, Inc. (2000-2002). Director
                                                    (1994-2002) and Executive Vice President,
                                                    Investments (1987-2002), Phoenix Life Insurance
                                                    Company. Director (1983-2002) and Chairman
                                                    (1995-2002), Phoenix Investment Counsel, Inc.
                                                    Director (1982-2002), Chairman (2000-2002) and
                                                    President (1990-2000), Phoenix Equity Planning
                                                    Corporation. Chairman and Chief Executive
                                                    Officer, Phoenix/Zweig Advisers LLC (1999-2002).
                                                    Director (2001-2002) and President (April
                                                    2002-September 2002), Phoenix Investment
                                                    Management Company. Director and Executive Vice
                                                    President, Phoenix Life and Annuity Company
                                                    (1996-2002). Director (1995-2000) and Executive
                                                    Vice President (1994-2002) and Chief Investment
                                                    Counsel (1994-2002), PHL Variable Insurance
                                                    Company. Director, Phoenix National Trust
                                                    Holding Company (2001-2002). Director
                                                    (1985-2002) and Vice President (1986-2002) and
                                                    Executive Vice President (April 2002-September
                                                    2002), PM Holdings, Inc. Director, WS Griffith
                                                    Associates, Inc. (1995-2002). Director, WS
                                                    Griffith Securities, Inc. (1992-2002).


* Mr. Geraci is an "interested person," as defined in the 1940 Act, by reason of his position as Executive Vice President, Asset Management, The Phoenix Companies, Inc. and his position as President and Chief Executive Officer, Phoenix Investment Partners, Ltd.

** Ms. LaMarche is an "interested person," as defined in the 1940 Act, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

*** Mr. McLoughlin is an "interested person," as defined in the 1940 Act, by reason of his former relationship with Phoenix Investment Partners, Ltd., and its affiliates.


                                   TERM OF OFFICE
                                   AND YEAR FIRST
                                     ELECTED OR
  NAME, POSITION(S) WITH TRUST      APPOINTED TO                       PRINCIPAL OCCUPATION(S) DURING
     AND AGE AT MAY  , 2006            OFFICE                                  PAST FIVE YEARS
  ----------------------------     --------------                      ------------------------------
OFFICERS OF THE TRUST:

DANIEL T. GERACI, 48                  ______ 2006   Executive Vice President, Asset Management, The Phoenix Companies,
President                                           Inc. (2003-present). President and Chief Executive Officer, Phoenix
                                                    Investment Partners, Ltd. (2003-present). President, certain funds within the Phoenix Fund Complex (2004-present). President and Chief
                                                    Executive Officer of North American investment operations, Pioneer
                                                    Investment Management USA, Inc. (2001-2003). President of Private
                                                    Wealth Management Group, Fidelity Investments (2000-2001).

GEORGE R. AYLWARD, 41                 ______ 2006   Senior Vice President and Chief Operating Officer, Asset Management,
Executive Vice President                            The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                    (2004-present). Vice President, Phoenix Life Insurance Company
                                                    (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                    Vice President, Finance, Phoenix Investment Partners, Ltd.
                                                    (2001-2002). Assistant Controller, Phoenix Investment Partners, Ltd.
                                                    (1996-2001). Executive Vice President, certain funds within the
                                                    Phoenix Funds Family (2004-present).

FRANCIS G. WALTMAN, 43                ______ 2006   Senior Vice President, Product Development and Asset Management,
Senior Vice President                               Phoenix Investment Partners, Ltd. (2005-present). Senior Vice
                                                    President, Asset Management Product Development, The Phoenix
                                                    Companies, Inc. (since 2006). Senior Vice President and Chief
                                                    Administrative Officer, Phoenix Investment Partners, Ltd.,
                                                    (2003-2004). Senior Vice President and Chief Administrative Officer,
                                                    Phoenix Equity Planning Corporation (1999-2003). Senior Vice
                                                    President, certain funds within the Phoenix Fund Family
                                                    (2004-present).

MARC BALTUCH, 60                      ______ 2006   Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
Vice President and Chief                            Vice President and Chief Compliance Officer, certain Funds within the
   Compliance Officer                               Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
                                                    Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
                                                    (2004-present). President and Director of Watermark Securities, Inc.
                                                    (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                    (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                    Phoenix-Euclid Market Neutral Fund (1999-2002).

KEVIN J. CARR, 51                     ______ 2006   Vice President and Counsel, Phoenix Life Insurance Company (May 2005
Vice President, Chief Legal                         -present). Vice President, Counsel, Chief Legal Officer and Secretary
   Officer and Secretary                            of certain funds within the Phoenix Fund Complex (May 2005-present).
                                                    Compliance Officer of Investments and Counsel, Travelers Life &
                                                    Annuity Company (January 2005-May 2005). Assistant General Counsel,
                                                    The Hartford Financial Services Group (1999-2005).

NANCY G. CURTISS, 53                  ______ 2006   Assistant Treasurer (2001-present), Fund Accounting (1994-2000),
   Chief Financial Officer and                      Treasurer (1996-2000), Phoenix Equity Planning Corporation. Vice
   Treasurer                                        President (2003-present), Phoenix Investment Partners, Ltd, Chief
                                                    Financial Officer and Treasurer or Assistant Treasurer, certain funds within the Phoenix Fund Complex (1994-present).


COMMITTEES OF THE BOARD

      The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management.

      THE AUDIT COMMITTEE. The Audit Committee selects the auditors and confers with the auditors regarding the scope and results of the audit. The Audit Committee is composed entirely of Independent Trustees; its members are E. Virgil Conway (chairman), Harry Dalzell-Payne, Francis E. Jeffries, Geraldine M. McNamara, James M. Oates and Richard E. Segerson. During the 2005 fiscal year, the Audit Committee met three times.

      THE EXECUTIVE AND COMPLIANCE COMMITTEE. The function of the Executive and Compliance Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees, as well as to act on behalf of the Board when it is not in session, subject to limitations as set by the Board. Its members are E. Virgil Conway, Harry Dalzell-Payne, Leroy Keith, Jr., Philip R. McLoughlin (chair), Geraldine M. McNamara, and James M. Oates. Each of the members is an Independent Trustee, except Mr. McLoughlin, who is an Interested Trustee. The Executive and Compliance Committee is a newly formed committee and did not meet in the last fiscal year.

      THE GOVERNANCE COMMITTEE. The Governance Committee is responsible for developing and maintaining governance principles applicable to the Funds, for nominating individuals to serve as Trustees, including as Independent Trustees and annually evaluating the Board and Committees. The Governance Committee is composed entirely of Independent Trustees; its members are E. Virgil Conway, Harry Dalzell-Payne, Leroy Keith, Jr. (chairman), Geraldine M. McNamara, James
M. Oates and Ferdinand L.J. Verdonck.

      The Governance Committee will consider nominees recommended by shareholders. The Trust has adopted procedures for the consideration of trustee candidates submitted by shareholders. Under these procedures, a shareholder may submit a recommendation for trustee candidate in writing via regular mail to the attention of the Secretary of the Trust at Phoenix Insight Funds, 101 Munson Street, Greenfield, MA 01301. All such recommendations must include the following information: (i) the number of shares of the Fund owned beneficially and of record by the shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate's education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references; (iii) information regarding the candidate that will be sufficient for the Fund to make a determination that the candidate is not an "interested person" of the Fund, the Adviser or a Sub-Adviser; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as Trustee of the Trust, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, specifying if there is none; (vi) the Fund and the number of all shares of the Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) such other information that would be helpful to the Governance Committee in evaluating the candidate. The Governance Committee may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished by the shareholder. If the nominating shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance Committee, the recommendation will be deemed not properly submitted for consideration, and the Governance Committee is not required to consider such candidate. Recommendations that have been properly submitted by shareholders pursuant to the procedures will be forwarded to the Governance Committee for consideration. When the Governance Committee is not actively recruiting new trustees, recommendations will be kept on file until active recruitment is underway.

      During the 2005 fiscal year, the Governance Committee met once.

      Trustees receive an annual retainer and fees and expenses for attendance at Board and Committee meetings. Officers of the Trust receive no compensation directly from the Trust for performing their duties of their offices, but are compensated for their services by the Adviser (or an affiliate of the Adviser). The Trust does not have any retirement plan for its Trustees.



      The following table summarizes the compensation for the year ended
December 31, 2005 paid by the Trust to the former Trustees of the Trust:

                                                                Total Compensation
                                                   Aggregate      from the Trust
                                                  Compensation   and Fund Complex
                Name and Position                from the Trust      (77 Funds)
      --------------------------------------     --------------  ------------------

      Faris Chesley, former Trustee (1)              $14,000          $14,000

      G. Gary Gerst, former Trustee and Chairman (2) $79,000          $79,000

      Valerie B. Jarrett, former Trustee (3)         $16,000          $16,000

      John W. McCarter, Jr., former Trustee (2)      $52,000          $52,000

      Paula Wolff, former Trustee (4)                $53,000          $53,000

________________________

(1) Mr. Chesley resigned as a Trustee on April 13, 2005, and received $68,446 of previously deferred compensation pursuant to the deferred compensation plan described below.

(2)   Messrs. Gerst and McCarter resigned as Trustees on ___________, 2006.

(3) Ms. Jarrett resigned as a Trustee on April 30, 2005, and received $250,241 of previously deferred compensation.

(4) Includes compensation that was deferred. At December 31, 2005, the value of the deferred compensation account of Ms. Wolff was $340,938.79. Ms.
      Wolff resigned as a Trustee on __________, 2006.


      The following table summarizes the compensation for the year ended December 31, 2005 paid by the Fund Complex (77 Funds) to the Trustees of the Trust:

                                                   Total Compensation from
           Name of Independent Trustee                  Fund Complex
           ---------------------------                  ------------
  E. Virgil Conway                                        $183,500
  Harry Dalzell-Payne                                     $176,000
  Francis E. Jeffries                                     $134,750
  Leroy Keith, Jr.                                        $ 75,500
  Geraldine M. McNamara                                   $176,000
  James M. Oates                                          $116,011
  Richard E. Segerson                                     $ 83,750
  Ferdinand L.J. Verdonck                                 $ 72,011

                                                   Total Compensation from
            Name of Interested Trustee                  Fund Complex
            --------------------------                  ------------
  Marilyn E. LaMarche                                     $ 67,761
  Philip R. McLoughlin                                    $285,634
  Daniel T. Geraci                                        $      0

      The Trust has a deferred compensation plan (the "Plan") that permits any Trustee who is not an "interested person" of the Trust to elect to defer receipt of 100% or 50% of his or her compensation as a Trustee for two or more years. The deferred compensation of a participating Trustee is credited to a book reserve account of one or more Funds when the compensation would otherwise have been paid by the Funds to the Trustee. The value of the Trustee's deferred account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Funds as designated by the Trustee. The Trustee may elect to receive distributions from the Trustee's account, in a lump sum or over a period of five years, commencing no later than when the Trustee ceases to be a member of the Board of Trustees. Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.

      As of May 1, 2006, trustees and officers of the Trust collectively did not hold more than 1% of the outstanding shares of any Class of any Fund with sole or shared power over investment or voting.

      The following table illustrates the dollar range of any equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by the Trustees in each Fund and in the aggregate in the Trust as of December 31, 2005.


-----------------------------------------------------------------------------------------------------------
                                                                                Aggregate Dollar Range of
                                                                              Equity Securities in all Funds
                                                  Dollar Range of Equity     overseen by Trustee in family
  Name of Disinterested          Each Fund        Securities in the Trust    of investment companies in the
         Trustee             Beneficially Owned     Beneficially Owned          Trust Beneficially Owned
-----------------------------------------------------------------------------------------------------------
E. Virgil Conway             None                 None                       Over $100,000
-----------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          None                 None                       None
-----------------------------------------------------------------------------------------------------------
Francis E. Jeffries          None                 None                       Over $100,000
-----------------------------------------------------------------------------------------------------------
Leroy Keith, Jr              None                 None                       $1 - $10,000
-----------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        None                 None                       Over $100,000
-----------------------------------------------------------------------------------------------------------
James M. Oates               None                 None                       Over $100,000
-----------------------------------------------------------------------------------------------------------
Richard E. Segerson          None                 None                       Over $100,000
-----------------------------------------------------------------------------------------------------------
Ferdinand L.J. Verdonck      None                 None                       None
-----------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                                  Dollar Range of Equity       Aggregate Dollar Range of
  Name of Interested          Each Fund        Securities in each Fund    Equity Securities in the Trust
         Trustee             Beneficially Owned     Beneficially Owned             Beneficially Owned
-----------------------------------------------------------------------------------------------------------
Daniel T. Geraci             None                 None                       [ _ ]
-----------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche          None                 None                       None
-----------------------------------------------------------------------------------------------------------
Philip McLoughlin            None                 None                       Over $100,000
-----------------------------------------------------------------------------------------------------------


      No Trustee owns beneficially or of record, any security of the Adviser, any Sub-Adviser or Phoenix Equity Planning Corporation ("PEPCO") or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser, Sub-Adviser or PEPCO.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of March 31, 2006, the principal holders of the A Shares, N Shares, Exchange Shares, Service Shares and Institutional Shares of each Fund of the Trust were as follows (Service Shares of the Money Market Funds were converted to N Shares as of ________, 2006):


----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Balanced - I                 MAC & Co A/C                          4,420,433.308              89.43
                             HTSF2221042
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Balanced - A                 Bear Stearns Securities Corp.            35,181.567              14.91
                             FBO 570-01251-14
                             1 Metrotech Center North
                             Brooklyn NY 11201-3859

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Balanced - A                 Pershing LLC                             30,048.879              12.73
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Core Equity - I              SEI Private Trust Company             2,810,470.942              43.82
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Core Equity - I              MAC & Co A/C                          1,748,751.011              27.26
                             HTSF2221082
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Core Equity - I              SEI Private Trust Company             1,547,088.363              24.12
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Core Equity - A              Carlee Family Limited                     4,361.538               8.62
                             Partnership 5040 Arbor
                             Ln Apt 201 Northfield
                             IL 60093-3365

----------------------------------------------------------------------------------------------------
Core Equity - A              PFPC Trust Company Cust                   3,553.926               7.02
                             FBO
                             Lorraine A Gorski
                             Rollover IRA
                             PO Box 1418
                             Barrington IL 60011-1418

----------------------------------------------------------------------------------------------------
Emerging Markets - I         SEI Private Trust Company             9,637,053.408              38.75
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Emerging Markets - I         SEI Private Trust Company             7,792,674.453              31.34
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Emerging Markets - I         MAC & Co A/C                          2,660,944.266              10.70
                             HTDF5551002
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Emerging Markets - I         MAC & Co  A/C                         2,418,841.830               9.73
                             HTSF2221152
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Emerging Markets - I         SEI Private Trust Company             1,675,991.684               6.74
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Emerging Markets - A         UNATCO                                   40,263.777              40.62
                             First Midwest Bank Trust
                             Division
                             2801 W Jefferson Street
                             Joliet IL 60435

----------------------------------------------------------------------------------------------------
Emerging Markets - A         Pershing LLC                              8,936.059               9.02
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Emerging Markets - N         Reliance Trust Company FBO               24,251.441               5.93
                             Bel Air Investment Advisors, LLC
                             401(k) Plan
                             1100 Abernathy Road
                             500 Northpark Building, Ste 400
                             Atlanta, GA 30328

----------------------------------------------------------------------------------------------------
Emerging Markets - N         SEI Private Trust Company                23,475.874               5.74
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Emerging Markets - N         Trust Company Of Illinois                20,691.422               5.06
                             45 S Park Blvd  Ste 300
                             Glen Ellyn IL 60137-6282

----------------------------------------------------------------------------------------------------
Equity - I                   MAC & Co A/C                          7,519,315.338              40.26
                             HTSF2221072
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Equity - I                   SEI Private Trust Company             4,648,547.599              24.89
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Equity - I                   SEI Private Trust Company             2,296,541.318              12.30
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Equity - I                   SEI Private Trust Company             1,193,234.143               6.39
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Equity - N                   National Investor Services FBO           90,715.711               6.42
                             097-50000-19
                             55 Water Street, 32Nd Floor
                             New York NY 10041

----------------------------------------------------------------------------------------------------
Equity - N                   E Trade Clearing LLC                     75,964.844               5.37
                             PO Box 989030
                             West Sacramento CA 95798-9030

----------------------------------------------------------------------------------------------------
Index Fund - I               SEI Private Trust Company             2,323,814.764              67.54
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Index Fund - I               SEI Private Trust Company               296,925.078               8.63
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
International - I            MAC & Co A/C                          4,466,536.119              32.14
                             HTDF5551002
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA  15230-3198

----------------------------------------------------------------------------------------------------
International - I            SEI Private Trust Company             3,152,556.373              22.69
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
International - I            SEI Private Trust Company             2,308,424.415              16.61
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
International - I            MAC & Co A/C                          1,555,377.866              11.19
                             HTSF2221132
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
International - I            SEI Private Trust Company               979,118.692               7.05
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
International - I            Pershing LLC                            705,424.691               5.08
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
International - A            Bear Stearns Securities Corp.             3,819.517              19.78
                             FBO 896-20253-11
                             1 Metrotech Center North
                             Brooklyn NY 11201-3859

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
International - A            Pershing LLC                              2,084.642              10.80
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
International - A            Pershing LLC                              1,108.371               5.74
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
International - N            Mg Trust Company Cust                    14,018.776               8.31
                             (FBO)
                             Heritage Wine Cellars Ltd
                             401(k)
                             700 17Th Street
                             Suite 300
                             Denver CO 80202

----------------------------------------------------------------------------------------------------
International - N            NFS LLC FEBO                             11,046.387               6.55
                             Per-Erik Lindqvist
                             Sandra W Lindqvist
                             3040 Grand Bay Blvd Unit
                             2102
                             Longboat Key FL 34228-4402

----------------------------------------------------------------------------------------------------
International - N            SEI Private Trust Company                10,058.082               5.96
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Growth - I         MAC & Co A/C                            715,089.183              47.43
                             HTDF5551002
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Small-Cap Growth - I         SEI Private Trust Company               349,994.223              23.21
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Growth - I         SEI Private Trust Company               212,735.328              14.11
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Small-Cap Growth - I         SEI Private Trust Company               167,358.678              11.10
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Opportunity - I    SEI Private Trust Company             7,602,418.150              35.77
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Opportunity - I    SEI Private Trust Company             4,726,740.982              22.24
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Opportunity - I    SEI Private Trust Company             2,405,759.354              11.32
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Opportunity - I    MAC & Co A/C                          1,885,086.809               8.87
                             HTSF2221112
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Small-Cap Opportunity - I    Standard Insurance Company            1,153,806.352               5.43
                             P11D Attn Separate Account A
                             1100 SW Sixth Ave
                             Portland OR 97204-1020

----------------------------------------------------------------------------------------------------
Small-Cap Opportunity - I    MAC & Co A/C                          1,085,798.901               5.11
                             HTDF5551002
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Small-Cap Opportunity - A    Primevest Financial Services             27,281.863               5.05
                             FBO Jarnat
                             400 First Street South Suite 300
                             PO Box 283
                             St Cloud MN 56302

----------------------------------------------------------------------------------------------------
Small-Cap Value - I          SEI Private Trust Company             2,329,658.154              32.95
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Value - I          SEI Private Trust Company             1,173,076.910              16.59
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Value - I          MAC & Co A/C                            930,872.344              13.16
                             HTSF2221102
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Small-Cap Value - I          SEI Private Trust Company               895,877.682              12.67
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Small-Cap Value - I          MAC & Co A/C                            464,418.503               6.57
                             HTDF5551002
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Small-Cap Value - A          LPL Financial Services                   13,957.316               6.00
                             9785 Towne Centre Drive
                             San Diego CA 92121-1968

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Small-Cap Value - N          Unified Trust Company NA                521,086.464              19.47
                             Employee Benefit Omnibus 1
                             2353 Alexandria Dr Ste 100
                             Lexington KY 40504-3208

----------------------------------------------------------------------------------------------------
Small-Cap Value - N          Investors Bank & Trust FBO              193,413.715               7.23
                             Various Retirement Plans
                             4 Manhattanville Rd
                             Purchase, NY 10577-2139

----------------------------------------------------------------------------------------------------
Small-Cap Value - N          Charles Schwab & Co Inc                 170,475.984               6.37
                             Special Custody Account For
                             The Exclusive Benefit Of
                             Customers
                             101 Montgomery St
                             San Francisco CA 94104-4122

----------------------------------------------------------------------------------------------------
Small-Cap Value - N          Mitra & Co Exp                          168,115.198               6.28
                             C/O M&I Trust
                             Attn: Mutual Funds
                             M&I Trust Co, NA
                             11270 W Park Pl Ste 400
                             Ppw-08-Wm
                             Milwaukee WI 53224-3625

----------------------------------------------------------------------------------------------------
Small-Cap Value - N          Unified Trust Company NA                153,714.035               5.74
                             Omnibus Trust 2
                             2353 Alexandria Dr Ste 100
                             Lexington KY 40504-3208

----------------------------------------------------------------------------------------------------
Bond - I                     MAC & Co A/C                          6,944,822.315              37.22
                             HTDF5551002
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Bond - I                     SEI Private Trust Company             5,546,806.979              29.73
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Bond - I                     MAC & Co A/C                          1,886,090.685              10.11
                             HTSF2221032
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Bond - A                     Janney Montgomery Scott LLC               7,502.354              10.53
                             Keystone Conference Loan Fund
                             1801 Market Street
                             Philadelphia PA 19103-1675

----------------------------------------------------------------------------------------------------
Bond - A                     Pershing LLC                              4,216.361               5.92
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Bond - N                     Wells Fargo Bank NA FBO                  96,909.384              36.85
                             Illinois CPA Society Ret Plan
                             P.O. Box 1533 Minneapolis,
                             MN 55480

----------------------------------------------------------------------------------------------------
Bond - N                     Pershing LLC                             47,167.754              17.93
                             P.O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
High Yield Bond Fund - I     MAC & Co A/C HTDF5551002              2,511,679.914              41.19
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
High Yield Bond - I          MAC & Co A/C HTSF2221052              1,135,211.821              18.62
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
High Yield Bond - I          Pershing LLC                            800,874.551              13.13
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
High Yield Bond - I          SEI Private Trust Company               515,238.484               8.45
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
High Yield Bond - I          Northern Trust Co Ttee FBO              440,485.224               7.22
                             Mtd Products Inc Master Rtrmnt
                             PO Box 92956
                             Chicago IL 60675

----------------------------------------------------------------------------------------------------
High Yield Bond Fund - A     Mary E Dobson                            17,646.100              49.59
                             1108 Edwards Street
                             Philipsburg PA 16866-2724

----------------------------------------------------------------------------------------------------
High Yield Bond - A          Raymond James & Assoc Inc                 7,604.406              21.37
                             FBO Mcpherson Tr
                             880 Carillon Pkwy
                             St Petersburg Fl 33716

----------------------------------------------------------------------------------------------------
High Yield Bond - A          Mesirow Financial Inc                     4,760.908              13.38
                             Josephine Deadams Trust
                             350 North Clark Street
                             Chicago IL 60610-4796

----------------------------------------------------------------------------------------------------
High Yield Bond - N          Phyllis R Goodfriend                      3,994.449              13.42
                             9 Wedgewood Court
                             Great Neck NY 11023-1713

----------------------------------------------------------------------------------------------------
High Yield Bond - N          Pershing LLC                              3,968.246              13.33
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
High Yield Bond - N          Pershing LLC                              2,632.166               8.84
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
High Yield Bond - N          Southwest Securities Inc FBO              2,337.301               7.85
                             Jairus E Meilahn
                             Southwest Securities Inc
                             As Ira Custodian
                             PO Box 509002
                             Dallas Tx 75250

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
High Yield Bond - N          E Trade Clearing LLC                      2,318.372               7.79
                             PO Box 989030
                             West Sacramento CA 95798-9030

----------------------------------------------------------------------------------------------------
High Yield Bond - N          PFPC Trust Company Cust FBO               1,955.107               6.57
                             Rolling Oaks Farm
                             FBO Jordan Petrov Nikolov
                             Ira-Simple-Employee
                             160 Dundee Rd
                             Barrington IL 60010-9399

----------------------------------------------------------------------------------------------------
High Yield Bond - N          Pershing LLC                              1,941.035               6.52
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Intermediate Government      MAC & Co A/C HTSF2221022                809,790.677              67.56
Bond - I                     Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Intermediate Government      Wells Fargo Bank NA FBO                 122,903.807              10.25
Bond - I                     Ideal Box Co Profit Sharing Plan
                             P.O. Box 1533 Minneapolis,
                             MN 55480

----------------------------------------------------------------------------------------------------
Intermediate Government      Wells Fargo Bank NA FBO                  77,409.730               6.46
Bond - I                     Amcol Int'L Co. Pension Trust
                             P.O. Box 1533 Minneapolis,
                             MN 55480

----------------------------------------------------------------------------------------------------
Intermediate Government      SEI Private Trust Company                71,055.489               5.93
Bond - I                     C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Intermediate Government      NFS LLC                                  30,070.656              22.18
Bond - A                     Michael Azark Ttee
                             Calyon Money Purchase Plan
                             1301 Avenue Of The Americas
                             14Th Floor
                             New York, NY 10019

----------------------------------------------------------------------------------------------------
Intermediate Government      Pershing LLC                              9,258.536               6.83
Bond - A                     P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Intermediate Government      Wells Fargo Bank NA FBO                  74,968.476              30.12
Bond - N                     Banknote Profit Sharing Plan
                             P.O. Box 1533 Minneapolis,
                             MN 55480

----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt      SEI Private Trust Company            14,784,694.064              70.50
Bond - I                     C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt      SEI Private Trust Company             2,855,918.482              13.62
Bond - I                     C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt      NFS LLC FEBO                            135,015.563              46.22
Bond - A                     Naomi L Smith Ttee
                             The Naomi L Smith Seperate
                             Prprty, U/A 7/15/02
                             106 Costa Bella Cove
                             Austin, TX 78734

----------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt      Pershing LLC                             72,696.242               5.92
Bond - N                     P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Short/Intermediate Bond - I  SEI Private Trust Company            14,792,627.966              58.10
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Short/Intermediate Bond - I  SEI Private Trust Company             4,053,621.720              15.92
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Short/Intermediate Bond - I  MAC & Co A/C                          2,542,826.222               9.99
                             HTDF5551002
                             Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Short/Intermediate Bond - I  SEI Private Trust Company             2,358,187.066               9.26
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Short/Intermediate Bond - A  Pershing LLC                             25,590.671               7.45
                             P.O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Short/Intermediate Bond - N  E Trade Clearing LLC                     38,852.494               7.53
                             PO Box 989030
                             West Sacramento CA 95798-9030

----------------------------------------------------------------------------------------------------
Short/Intermediate Bond - N  Charles Schwab & Co Inc                  26,135.591               5.07
                             Special Custody Account For
                             The Exclusive Benefit Of
                             Customers
                             101 Montgomery St
                             San Francisco CA 94104-4122

----------------------------------------------------------------------------------------------------
Tax-Exempt Bond - I          SEI Private Trust Company             5,244,562.692              71.36
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Tax-Exempt Bond - I          SEI Private Trust Company               916,825.952              12.47
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Tax-Exempt Bond - A          Ethel Horowitz Blanchard                 26,031.522               6.84
                             Family Limited Partnership
                             Ethel Horowitz Blanchard
                             General Partner
                             19484 Island Court Drive
                             Boca Raton FL 33434

----------------------------------------------------------------------------------------------------
Tax-Exempt Bond - A          Pershing LLC                             21,012.283               5.52
                             P. O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Tax-Exempt Bond - N          Pershing LLC                            738,779.716              28.80
                             P.O. Box 2052
                             Jersey City, NJ 07303-9998

----------------------------------------------------------------------------------------------------
Ultra Short Duration         MAC & Co A/C HTDF5551002                944,761.497              58.91
Bond - I                     Mutual Fund Operations
                             PO Box 3198
                             525 William Penn Place
                             Pittsburgh PA 15230-3198

----------------------------------------------------------------------------------------------------
Ultra Short Duration         SEI Private Trust Company               317,088.361              19.77
Bond - I                     C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Dr
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Ultra Short Duration         SEI Private Trust Company               244,001.636              15.21
Bond - I                     C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Government Money Market - I  SEI Private Trust Company           132,678,844.310              79.96
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Government Money Market - I  Maril & Co                           17,630,668.970              10.62
                             FBO Synovos Trust Company
                             Attn Acm Department
                             11270 W Park Pl Ste 400
                             Milwaukee WI 53224-3638

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Government Money Market - I  Werner Enterprises Inc               10,197,426.440               6.15
                             Attn: John Steele CFO
                             Po Box 45308
                             Omaha NE 68145

----------------------------------------------------------------------------------------------------
Government Money Market - S  Pershing                             28,300,731.040             100.00
                             FEBO Harris Insight Money Fund
                             Customer Accts
                             Attn Cash Mgmt Services 9th Fl
                             1 Pershing Plaza
                             Jersey City NJ 07399

----------------------------------------------------------------------------------------------------
Government Money Market - N  Harris NA                           112,112,197.940              59.52
                             Attn Application Balancing
                             2000 S Finley Rd
                             Lombard IL 60148-4825

----------------------------------------------------------------------------------------------------
Government Money Market - N  Harris NA                            61,432,540.450              32.61
                             Lombard Operation Center
                             Attn Application Balancing II
                             2000 S Finley Rd
                             Lombard IL 60148-4825

----------------------------------------------------------------------------------------------------
Money Market - I             SEI Private Trust Company         1,266,620,462.960              43.79
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Money Market - I             Hare & Co                           523,226,554.910              18.09
                             C/O The Bank Of New York
                             111 Sanders Creek Pkwy 2nd Fl
                             East Syracuse NY 13057

----------------------------------------------------------------------------------------------------
Money Market - E             Chicago Mercantile Exchange Inc     722,771,285.970              58.46
                             Customer Segregated Account
                             Attn Tim Doar - VP
                             Financial Mgmt
                             30 S Wacker Dr # 0
                             Chicago IL 60606-7413

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Money Market - E             Chicago Mercantile Exchange Inc     357,648,986.490               28.93
                             Firm Account
                             Attn Tim Doar - VP
                             Financial Mgmt
                             30 S Wacker Dr # 0
                             Chicago IL 60606-7413

----------------------------------------------------------------------------------------------------
Money Market - E             BMO Nesbitt Burns Corp-Bkr/Agnt     155,916,342.420               12.61
                             Harris NA-Omnibus Cust/Sub Agnt
                             Harris Fcm Client Group
                             Po Box 71940
                             Chicago IL 60694-1940

----------------------------------------------------------------------------------------------------
Money Market - S             Pershing                             40,234,313.890              100.00
                             FEBO Harris Insight Money Fund
                             Customer Accts
                             Attn Cash Mgmt Services 9th Fl
                             1 Pershing Plaza
                             Jersey City NJ 07399

----------------------------------------------------------------------------------------------------
Money Market - N             Harris NA                           508,912,314.110               55.78
                             Lombard Operation Center
                             Attn Application Balancing II
                             2000 S Finley Rd
                             Lombard IL 60148-4825

----------------------------------------------------------------------------------------------------
Money Market - N             Harris NA                           269,282,922.790               29.52
                             Attn Application Balancing
                             2000 S Finley Rd
                             Lombard IL 60148-4825

----------------------------------------------------------------------------------------------------
Money Market - N             The Harris Bank NA                   88,285,338.750                9.68
                             Lombard Operation
                             Service Center
                             Attn Application Balancing
                             2000 S Finley Rd
                             Lombard IL 60148-4825

----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - I  SEI Private Trust Company         1,037,769,217.090               97.28
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
           FUND                        RECORD OWNER             NUMBER OF SHARES   OWNERSHIP PERCENT
----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - S  Pershing                              3,280,867.030             100.00
                             FEBO Harris Insight Money Fund
                             Customer Accts
                             Attn Cash Mgmt Services 9th Fl
                             1 Pershing Plaza
                             Jersey City NJ 07399

----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - N  Harris NA                           123,704,339.090              58.30
                             Attn Application Balancing
                             2000 S Finley Rd
                             Lombard IL 60148-4825

----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - N  SEI Private Trust Company            47,240,442.820              22.26
                             C/O Harris Bank Id 940
                             Attn Mutual Funds
                             One Freedom Valley Drive
                             Oaks, PA 19456

----------------------------------------------------------------------------------------------------
Tax-Exempt Money Market - N  The Harris Bank N A                  36,505,189.330              17.20
                             Lombard Operation Service
                             Center
                             Attn Application Balancing
                             2000 S Finley Rd
                             Lombard IL 60148-4825

----------------------------------------------------------------------------------------------------


      The shares described above as held by Harris N.A., The Harris Bank N.A. and SEI Private Trust Company C/O Harris Bank are being held on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

      INVESTMENT MANAGEMENT. Each of the funds is advised by Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC is a wholly-owned subsidiary of PEPCO, a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. ("Phoenix") of Hartford, Connecticut. Phoenix is a leading provider of wealth management products and services to individuals and businesses. Phoenix' primary place of business is One American Row, Hartford, Connecticut 06115. PEPCO, a mutual fund distributor, is the national distributor of the Funds' shares and as administrator and transfer agent of each Fund. The principal office of PEPCO is located at One American Row, Hartford, Connecticut 06115.

      PXP has served investors for over 70 years. As of December 31, 2005, PXP had approximately $37.4 billion in assets under management through its investment partners: Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Kayne Anderson Rudnick Investment Management LLC (Kayne) in Los Angeles; Engemann Asset Management (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Walnut Asset Management LLC (Walnut) in Philadelphia;

Phoenix/Zweig Advisers LLC (Zweig) in New York; and Phoenix in Hartford, CT. PIC acts as the investment adviser for 15 investment companies, totaling over 60 mutual funds and as adviser to other institutional clients. Prior to ______________, 2006, Harris Investment Management, Inc. ("HIM") was the investment adviser to the Funds.

      PIC, has entered into an Investment Advisory Agreement with the Trust, on behalf of the Funds, to provide investment advice and investment management services with respect to the assets of each Fund, provide personnel, office space, facilities and equipment as may be needed by the Funds in their day-to-day operations and provide the officers of the Trust. The Investment Advisory Agreement provides that the Adviser shall not be liable to the Funds or to any shareholder of the Funds for any error of judgment or mistake of law or for any loss suffered by the Funds or by any shareholder of the Funds in connection with the matters to which the investments advisory agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Adviser in the performance of its duties thereunder.

      Phoenix Variable Advisors, Inc. ("PVA"), an affiliate of Phoenix, and The Phoenix Edge Series Fund have received an exemptive order from the SEC that, subject to certain conditions, permits PVA, Phoenix and funds advised by PVA and Phoenix, with the approval of such funds' trustees, to retain other Sub-Advisers, or subsequently change Sub-Advisers, or continue the employment of existing Sub-Advisers, after events that under the 1940 Act and the relevant subadvisory agreements would otherwise cause an automatic termination of the subadvisory agreements, without submitting the subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders.

      Pursuant to this exemptive order, PIC will have the right to hire, terminate or replace Sub-Advisers without shareholder approval, including without limitation, the replacement or reinstatement of any Sub-Adviser with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PIC will continue to have the ultimate responsibility to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

      Any new Sub-Advisers engaged or terminated or any change in a subadvisory agreement will still require approval of the Trustees, including a majority of the non-interested Trustees. In order to approve a new Sub-Adviser for a Fund, the Trustees would analyze the factors they deem relevant, including the nature, quality and scope of services provided by Sub-Advisers to investment companies comparable to the Fund. The Trustees would review the ability of the Sub-Adviser to provide services to the Fund, as well as its personnel, operation, financial condition or any other factor which would affect the Sub-Advisers with respect to compliance an regulatory matters over the past fiscal year. The Trustees would review the Sub-Advisers' investment performance with respect to accounts deemed comparable. Finally, the Trustees would consider other factors deemed relevant to the Sub-Advisers' performance as an investment adviser. The Board believes that this review provides adequate shareholder protection in the selection of Sub-Advisers. PIC would notify shareholders of a Fund in the event of any change in the identity of the Sub-Adviser of that Fund. In addition, the exemptive order prohibits PIC from entering into subadvisory agreements with affiliates of PIC without shareholder approval.

      Although shareholder approval would not be required for the termination of a subadvisory agreement, shareholders of a Fund would continue to have the right to terminate a subadvisory agreement for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

      PIC has entered into a subadvisory contract with HIM. HIM, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is located at 190 South LaSalle Street, 4th Floor, P.O. Box 755, Chicago, IL 60603 and is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2005 HIM had approximately $21.7 billion in assets under management. Under the subadvisory contract, HIM manages the investment of assets of each of the funds except for Phoenix Insight Bond Fund, Phoenix Insight High Yield Bond Fund, Phoenix Insight International Fund and Phoenix Insight Emerging Markets Fund. The subadvisory contract provides that the Adviser will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services.. PIC remains responsible for the supervision and oversight of HIM's performance.

      PIC has entered into a subadvisory contract with Vontobel Asset Management, Inc. formerly named Vontobel USA Inc. ("Vontobel"). Vontobel is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and is located at 450 Park Avenue, New York, NY 10022. Vontobel is a wholly-owned subsidiary of Vontobel Holding A.G., a Swiss bank holding company which is traded on the Swiss Stock Exchange. As of March 31, 2006 Vontobel had in excess of $4.1 billion in assets under management. Under the subadvisory contract, Vontobel manages the investment of assets of Phoenix Insight International Fund and Phoenix Insight Emerging Markets Fund. The subadvisory contract provides that the Adviser will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement . Vontobel will furnish at its own expense the office facilities and personnel necessary to perform such services,. PIC remains responsible for the supervision and oversight of Vontobel's performance.

      PIC has entered into a subadvisory contract with Seneca Asset Management LLC ("Seneca"). As of March 31, 2006, Seneca had $10.3 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management
LP) an investment adviser since 1989 and is located at 909 Montgomery Street, San Francisco, CA 94133. Under the sub-advisory contract, Seneca manages the investment assets of Phoenix Insight Bond Fund and Phoenix Insight High Yield Bond Fund. The subadvisory contract provides that the Adviser will delegate to Seneca the performance of certain of its investment management services under the Investment Advisory Agreement. Seneca will furnish at its own expense the office facilities and personnel necessary to perform such services. PIC remains responsible for the supervision and oversight of Seneca's performance.

      Each investment advisory and subadvisory agreement (collectively, the "Agreements") for the Funds continues from year to year so long as such continuation is approved at least annually by (1) the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Agreements, cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the Board of Trustees of the Trust held on March 25, 2006, called in part for the purpose of voting on the Agreements, the Agreements were approved through November 30, 2007 by the unanimous vote of the former Trustees, all of whom were "non-interested" trustees of the Trust. [At a special meeting of shareholders held on May 11, 2006, the shareholders of each Fund approved the applicable Agreements.]

      Each Agreement may be terminated at any time, without penalty, by either the Trust or the Adviser or Sub-Adviser, as applicable, upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act.

      HIM and PIC have entered into a Transaction Agreement (the "Transaction Agreement") and a Strategic Partnership Agreement (the "Strategic Partnership Agreement"), each dated as of March 28, 2006, pursuant to which, following each of the first four anniversaries of the closing of the Transaction Agreement (the "Closing"), PIC will pay HIM a specified percentage of any net profits earned by PIC with respect to the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund for those annual periods. Those payments will not be made from the assets of the Trust or any Money Market Fund and will be payable solely by PIC from its own resources.

      Under the terms of the Transaction Agreement, PIC has agreed with HIM not to initiate, or recommend to the Board, the termination of the subadvisory contract between PIC and HIM for the five years following the Closing, other than for "cause" (which is defined to include such things as significant changes in portfolio management personnel, material failures of compliance with applicable laws or regulations, or any other event, circumstance or condition that makes it necessary for PIC to initiate or recommend such a termination in the good faith exercise of PIC's fiduciary duties). In the event that PIC initiates or recommends a termination of HIM's subadvisory contract with respect to a Fund without "cause" during the five years following the Closing, PIC could become subject to a potentially significant monetary penalty (but any such amount would not be payable by the Trust or any of the Funds, and would be borne solely by PIC). In any event, these termination provisions are in no way binding upon the Board of the Trust, and any termination of HIM's subadvisory contract by the Board that is not based on the recommendation of PIC would not result in PIC becoming subject to the potential monetary penalty described above. In the event it became necessary for PIC, in the good faith exercise of its fiduciary duty, to terminate HIM as a Sub-Adviser with respect to a Fund, PIC would not be subject to the monetary penalty.

      Pursuant to the Strategic Partnership Agreement, HIM has made certain commitments to PIC to facilitate the provision of its subadvisory services to PIC and has agreed that HIM and its affiliates doing business under the "Harris" name will not engage in certain defined competitive activities for the five years following Closing. In exchange, PIC has agreed to make a payment to HIM five years after Closing in the event that the revenues HIM has received from its overall relationship with PIC, have not reached specified levels. Those revenues would include subadvisory fees earned in respect of the Funds, as well as any subadvisory or advisory, management, administration, or other similar fees, but not 12b-1 fees, that HIM and its affiliates may earn from other funds or investment products sponsored or managed by PIC or its affiliates during such five-year period.

      The following table shows the dollar amount of fees payable to HIM, the investment adviser to the Funds prior to _____________, 2006, for its services with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. This data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. Pursuant to separate agreements, HIM paid a portion of the advisory fees it received to affiliates of HIM, such as Harris. These payments were used, among other things, to reimburse a portion of the fees paid by such affiliates' fiduciary clients who were invested in the Funds.


-----------------------------------------------------------------------------------------------------------------------
                          Gross Advisory Fee ($)           Advisory Fee Waived ($)           Net Advisory Fee ($)
                      -------------------------------------------------------------------------------------------------
                        2003       2004       2005       2003       2004       2005       2003       2004       2005
-----------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund           1,327,810  1,843,072  1,613,540         --         --         --  1,327,810  1,843,072  1,613,540

Money Market Fund     7,733,692  7,375,073  6,520,668         --         --         --  7,733,692  7,375,073  6,520,668

Tax-Exempt Money
Market Fund           1,266,709  1,348,192  1,378,657         --         --         --  1,266,709  1,348,192  1,378,657

Bond Fund             1,255,395  1,018,371  1,184,229    613,182    481,151    486,924    642,213    537,220    697,305

High Yield Bond Fund    206,771    323,089    342,784     49,708     91,365    107,311    157,063    231,724    235,473

Intermediate
Government Bond Fund    489,948    352,361    153,700    331,520    237,345    132,094    158,428    115,016     21,606

Intermediate
Tax-Exempt Bond Fund  1,200,190  1,095,881  1,078,309    668,654    608,823    599,060    531,536    487,058    479,249

-----------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                          Gross Advisory Fee ($)           Advisory Fee Waived ($)           Net Advisory Fee ($)
                      -------------------------------------------------------------------------------------------------
                        2003       2004       2005       2003       2004       2005       2003       2004       2005
-----------------------------------------------------------------------------------------------------------------------
Short/Intermediate
Bond Fund             1,892,556  1,992,625  1,873,405    933,062    929,876    826,836    959,494  1,062,749  1,046,569

Tax-Exempt Bond Fund    577,100    490,685    484,651    321,530    272,603    269,250    255,570    218,082    215,401

Ultra Short
Duration Bond Fund           --     57,074     76,829         --     19,476     56,066         --     37,598     20,763

Balanced Fund           282,356    312,908    380,817     40,864     16,185         --    241,492    296,723    380,817

Core Equity Fund      1,023,289    944,647    977,260    118,733      9,468         --    904,556    935,179    977,260

Emerging Markets
Fund                  2,095,350  3,774,494  3,828,565         --         --    319,051  2,095,350  3,774,494  3,509,514

Equity Fund           1,799,413  1,686,719  1,886,952         --         --         --  1,799,413  1,686,719  1,886,952

Index Fund              778,912    717,080    497,285    115,188      4,644     75,767    663,724    712,436    421,518

International Fund    1,560,663  1,954,612  2,327,063         --         --    229,539  1,560,663  1,954,612  2,097,524

Small-Cap Growth
Fund                     53,935     56,129     74,821     30,819     35,158     45,506     23,116     20,971     29,315

Small-Cap
Opportunity Fund      4,238,707  4,533,237  5,041,559    140,096      4,237         --  4,098,611  4,529,000  5,041,559

Small-Cap Value Fund  1,933,332  2,367,380  3,158,780     77,726         --         --  1,855,606  2,367,380  3,158,780

-----------------------------------------------------------------------------------------------------------------------


      The Subadvisory Agreement between PIC and HIM provides that PIC will delegate to HIM the performance of certain of its investment management services under the Investment Advisory Agreement with the Funds listed below. HIM will furnish at its own expense the office facilities and personnel necessary to perform such services. For its services as Sub-Adviser, PIC will pay the following annual subadvisory fee rate (expressed as a percentage of average daily net assets):

------------------------------------------------------------------
                                                     SUB-ADVISORY
                                                       FEE(%)*
------------------------------------------------------------------
Intermediate Government Bond Fund                        .255
Intermediate Tax-Exempt Bond Fund                        .255
Short/Intermediate Bond Fund                             .305
Tax-Exempt Bond Fund                                     .255
Ultra Short Duration Bond Fund                           .13
Balanced Fund                                            .28
Core Equity Fund                                         .38
Equity Fund                                              .38
Index Fund                                               .13
Small-Cap Growth Fund                                    .405
Small-Cap Opportunity Fund                               .405
Small-Cap Value Fund                                     .38

------------------------------------------------------------------
                                                 SUB-ADVISORY
                                                   FEE(%)*
------------------------------------------------------------------
Government Money Market Fund, Money Market  0.07% of each Fund's
Fund and Tax-Exempt Money Market Fund       first $100 million of
                                            net assets plus 0.05%
                                            of the Fund's
                                            remaining net assets.
------------------------------------------------------------------

* For each Fund, the subadvisory fee paid to HIM will be reduced by 50% of any reimbursements or waivers by PIC.

      The Subadvisory Agreement between PIC and Vontobel provides that PIC will delegate to Vontobel the performance of certain of its investment management services under the Investment Advisory Agreement for Emerging Markets Fund and International Fund. The annual rate of fee payable to Vontobel under the Subadvisory Agreement would be 0.50% of the average daily net assets in the Emerging Markets Fund up to $200 million and 0.45% of the Fund's daily net assets above $200 million. The fees for the International Fund would be 0.425% of the Fund's average daily net assets.

      The Subadvisory Agreement between PIC and Seneca provides that PIC will delegate to Seneca the performance of certain of its investment management services under the Investment Advisory Agreement for Bond Fund and High Yield Bond Fund. The annual rate of fee payable to Seneca under the Subadvisory Agreement would be 0.25% and 0.225% of the average daily net assets of the Bond Fund and High Yield Bond Fund, respectively.

      PIC may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. PIC has contractually agreed to limit the annual operating expenses of the following Funds until December 31, 2007 (expressed as a percentage of daily net assets):

-------------------------------------------------------------------------------
                                       Institutional    N Shares      A Shares
-------------------------------------------------------------------------------
Bond Fund                                  0.60%         0.85%         0.85%
-------------------------------------------------------------------------------
Intermediate Government Bond Fund          0.50%         0.75%         0.75%
-------------------------------------------------------------------------------
Intermediate Tax Exempt Bond Fund          0.60%         0.85%         0.85%
-------------------------------------------------------------------------------
Short/Intermediate Bond Fund               0.70%         0.95%         0.95%
-------------------------------------------------------------------------------
Small Cap Growth Fund                      1.15%           --            --
-------------------------------------------------------------------------------
Tax Exempt Bond Fund                       0.60%         0.85%         0.85%
-------------------------------------------------------------------------------
Ultra Short Duration Bond Fund             0.50%           --            --
-------------------------------------------------------------------------------

      PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED

      The following table provides information relating to other accounts managed by the portfolio managers as of December 31, 2005 unless otherwise noted.


-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Registered    Other Pooled
                                                                                 Investment     Investment    Other Accounts
          Portfolio Manager (Fund)                                               Companies       Vehicles
-----------------------------------------------------------------------------------------------------------------------------
Al Alaimo (Bond Fund and High Yield Bond        Number of Accounts Managed as        3               1              263
Fund)                                                     of October 31, 2005
                                                   Assets in Accounts Managed   $125,500,000   $119,700,000   $8,224,400,000
                                                                    (rounded)

-----------------------------------------------------------------------------------------------------------------------------
Laura Alter (Intermediate Government Bond         Number of Accounts Managed:        --             --               5
Fund, Short/Intermediate Bond Fund,               Assets in Accounts Managed:        --             --         $521,150,031
Balanced Fund, Tax-Exempt Bond Fund,
Intermediate Tax-Exempt Bond Fund)

-----------------------------------------------------------------------------------------------------------------------------
Peter J. Arts (Government Money Market            Number of Accounts Managed:        --              1               1
Fund, Money Market Fund, Tax-Exempt Money         Assets in Accounts Managed:        --         $44,165,830    $130,950,947
Market Fund, Ultra Short Duration Bond Fund)

-----------------------------------------------------------------------------------------------------------------------------
Robert L. Bishop (Bond Fund)                    Number of Accounts Managed as        2              --             264
                                                        of September 30, 2005
                                                   Assets in Accounts Managed   $106,000,000        --        $8,500,000,000
                                                                    (rounded)

-----------------------------------------------------------------------------------------------------------------------------
Jason Bulinski (Small-Cap Opportunity Fund,     Number of Accounts Managed as        --             --                6
Small-Cap Value Fund, Small-Cap Growth Fund)               of March 31, 2006:
                                                  Assets in Accounts Managed:        --             --          $56,556,000

-----------------------------------------------------------------------------------------------------------------------------
Boyd R. Eager (Government Money Market            Number of Accounts Managed:        --             --              15
Fund, Money Market Fund, Tax-Exempt Money         Assets in Accounts Managed:        --             --         $362,784,632
Market Fund, Ultra Short Duration Bond Fund)

-----------------------------------------------------------------------------------------------------------------------------
Andrew S. Chow (Bond Fund)                      Number of Accounts Managed as        2              --              264
                                                        of September 30, 2005
                                                   Assets in Accounts Managed     $106,000          --        $8,500,000,000
                                                                    (rounded)

-----------------------------------------------------------------------------------------------------------------------------
Albert Gutierrez (Bond Fund and High Yield      Number of Accounts Managed as        5               2              263
Bond Fund)                                                of October 31, 2005
                                                   Assets in Accounts Managed   $289,600,000   $181,300,000*  $8,224,400,000
                                                                    (rounded)

-----------------------------------------------------------------------------------------------------------------------------
Thomas N. Haag (High Yield Bond Fund)           Number of Accounts Managed as        3               2              263
                                                          of October 31, 2005
                                                   Assets in Accounts Managed   $125,500,000   $181,300,000*  $8,224,400,000
                                                                    (rounded)

-----------------------------------------------------------------------------------------------------------------------------
Mark Heuer (Ultra Short Duration Bond Fund)       Number of Accounts Managed:        --             --              13
                                                  Assets in Accounts Managed:        --             --         $516,905,171

-----------------------------------------------------------------------------------------------------------------------------
Rajiv Jain (Emerging Markets Fund and           Number of Accounts Managed as        1              16               3
International Fund)                                      of February 28, 2006
                                                   Assets in Accounts Managed   $221,500,000   $3,100,000,000  $214,300,000
                                                                    (rounded)

-----------------------------------------------------------------------------------------------------------------------------
T. Andrew Janes (Core Equity Fund, Equity         Number of Accounts Managed:        --              4               3
Fund, Small-Cap Growth Fund, Small-Cap            Assets in Accounts Managed:        --        $168,097,813     $79,852,902
Value Fund)

-----------------------------------------------------------------------------------------------------------------------------
C. Thomas Johnson (Balanced Fund, Small-Cap       Number of Accounts Managed:        --             16              39
Opportunity Fund)                                 Assets in Accounts Managed:        --        $962,655,233   $2,076,570,240

-----------------------------------------------------------------------------------------------------------------------------
Kimberly J. Keywell (Tax-Exempt Money             Number of Accounts Managed:        --             --               6
Market Fund, Intermediate Tax-Exempt Bond         Assets in Accounts Managed:        --             --          $26,527,317
Fund, Tax-Exempt Bond Fund, Government
Money Market Fund, Money Market Fund)

-----------------------------------------------------------------------------------------------------------------------------
William O. Leszinske (Small-Cap Growth            Number of Accounts Managed:        --             --               4
Fund, Small-Cap Value Fund)                       Assets in Accounts Managed:        --             --          $3,540,109
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                 Registered    Other Pooled
                                                                                 Investment     Investment    Other Accounts
          Portfolio Manager (Fund)                                               Companies       Vehicles
-----------------------------------------------------------------------------------------------------------------------------
Thomas P. Lettenberger (Small-Cap                  Number of Accounts Managed        --             --               30
Opportunity Fund, Small-Cap Value Fund,                 as of March 31, 2006:
Small-Cap Growth Fund)                            Assets in Accounts Managed:        --             --         $552,915,000

-----------------------------------------------------------------------------------------------------------------------------
Carol H. Lyons (Short/Intermediate Bond           Number of Accounts Managed:        --             --               7
Fund, Intermediate Government Bond Fund)          Assets in Accounts Managed:        --             --         $309,204,542

-----------------------------------------------------------------------------------------------------------------------------
George W. Selby (Intermediate Tax-Exempt          Number of Accounts Managed:        --             --               8
Bond Fund, Tax-Exempt Bond Fund)                  Assets in Accounts Managed:        --             --         $568,988,066

-----------------------------------------------------------------------------------------------------------------------------
Daniel L. Sido (Core Equity Fund, Equity          Number of Accounts Managed:        1               5               7
Fund, Index Fund, Small-Cap Opportunity           Assets in Accounts Managed:    $9,817,543    $811,080,419     $56,570,791
Fund, Balanced Fund)

-----------------------------------------------------------------------------------------------------------------------------
Maureen Svagera (Intermediate Government          Number of Accounts Managed:        --              1              11
Bond Fund, Short/Intermediate Bond Fund,          Assets in Accounts Managed:        --         $10,898,583    $670,768,292
Balanced Fund)

-----------------------------------------------------------------------------------------------------------------------------
Douglas Thornton (Index Fund)                     Number of Accounts Managed:        --              3               6
                                                  Assets in Accounts Managed:        --        $330,594,318     $75,386,913

-----------------------------------------------------------------------------------------------------------------------------
Mark Wimer (Core Equity Fund, Equity Fund,         Number of Accounts Managed
Index Fund)                                             as of March 31, 2006:
                                                  Assets in Accounts Managed:
-----------------------------------------------------------------------------------------------------------------------------


* Mr. Gutierrez and Mr. Haag are portfolio managers for one hedge fund which has a performance based fee. The value of the hedge fund as of October 31, 2005 was $61.6 million and is listed under Pooled Investment Vehicles above.

      MATERIAL CONFLICTS

      As shown in the table above, the Portfolio Managers of certain Funds may manage other accounts, including separately managed accounts, which have investment strategies similar to those of the Funds. Fees earned by the adviser or a Sub-Adviser may vary among these accounts and the Portfolio Managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a Portfolio Manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict also may arise if a Portfolio Manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Portfolio Manager is not able to take full advantage of that opportunity because that opportunity must be allocated among multiple accounts. In addition, the Portfolio Manager may execute transactions for another account that could adversely impact the value of securities held by the Fund. However, the adviser or Sub-Adviser, as the case may be, believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular Portfolio Manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes and similar factors. In addition, the Sub-Advisers have adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

      COMPENSATION

      The following describes the structures and method of calculating the portfolio managers' compensation as of December 31, 2005.

      HIM. The compensation program for investment professionals of HIM, including the portfolio managers of the Phoenix Insight Funds, is designed to provide a total compensation package that (a) serves to align employees' interests with those of their clients, and (b) helps management to attract and retain high quality investment professionals.

      All investment professionals are compensated through a combination of base salary and bonus. Senior management retains a national compensation consultant to undertake a study, at least annually, to determine appropriate levels of base compensation for the firm's investment professionals. Bonus amounts are determined by many factors including: investment performance, the overall profitability of the firms, and each individual's contributions to the success of the respective firm. The objective with regard to each component of compensation is to provide competitive compensation to investment professionals.

      HIM also has a deferred incentive compensation program (nonqualified plan) which provides that certain key employees (currently, those who have been designated a Partner or Senior Partner of HIM, and including portfolio managers, analysts, and certain non-investment personnel) are granted incentive awards annually and elect to defer receipt of the award and earnings thereon until a future date. The award for each participant, expressed as a percentage of the pre-tax, pre-long-term incentive profits of HIM, is determined by senior management and communicated to participants early in each award year. The awards vest after a period of three years from the end of the specific year for which the awards are granted, and are payable to participants based on the provisions of the program and the elections of the participants.

      VONTOBEL. The respective portfolio managers for the Emerging Markets Fund and the International Fund ("Funds") are compensated by the Funds' Sub-Adviser, Vontobel The portfolio manager's compensation consists of three components. The first component is base salary, which is fixed. The second component of compensation is a discretionary performance bonus which is partly determined by using three rolling performance numbers of the products managed by that portfolio manager versus the respective benchmark of each product and partly determined by senior management. The third component of compensation is a small percentage of the gross revenues received by Vontobel which are generated by the products that the portfolio manager manages. The portfolio manager does not receive any compensation directly from the Funds or the Adviser.

      SENECA. Seneca believes that the firm's compensation program is adequate and competitive to attract and retain high-caliber investment professionals. Investment professionals at Seneca receive a competitive base salary, an incentive bonus opportunity and a benefits package.

      BASE SALARY. Each portfolio manager is paid a fixed base salary, which is determined by Seneca and is designed to be competitive in light of the individual's experience and responsibilities.

      INCENTIVE BONUS. Bonus payments are based on a number of factors including the profitability of Seneca and the portfolio team member's long-term contributions to the firm. Seneca's principles emphasize teamwork and a focus on client needs, and bonuses are structured to emphasize those principles. All full-time employees of Seneca participate in the annual bonus program. Bonuses are not linked to the volume of assets managed or to measurements of relative or absolute investment returns. Bonus payments are generally determined based on considerations of Seneca's working capital requirements and on estimated tax liabilities.

      The Executive Committee and CIO have discretion over the measurement of the components.

      OTHER BENEFITS. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm's employees, including 401(k), health and other employee benefit plans.

      OWNERSHIP OF SECURITIES

      The following table provides information relating to the ownership of shares of the Funds by the portfolio managers as of December 31, 2005 unless otherwise noted.


----------------------------------------------------------------------------------------
                                                                     Dollar Range of
         Name of                         Each Fund               Securities in each Fund
    Portfolio Manager               Beneficially Owned             Beneficially Owned
----------------------------------------------------------------------------------------
Al Alaimo                    Bond Fund                                    None*
                             Hugh Yield Bond Fund                         None*

----------------------------------------------------------------------------------------
Laura Alter                  Intermediate Government Bond Fund            None
                             Short/Intermediate Bond Fund            $10,001-$50,000
                             Balanced Fund                          $100,001-$500,000
                             Tax-Exempt Bond Fund                         None*
                             Intermediate Tax-Exempt Bond Fund            None*

----------------------------------------------------------------------------------------
Peter J. Arts                Government Money Market Fund                 None
                             Money Market Fund                            None
                             Tax-Exempt Money Market Fund                 None
                             Ultra Short Duration Bond Fund               None

----------------------------------------------------------------------------------------
Robert L. Bishop             Bond Fund                                    None*

----------------------------------------------------------------------------------------
Jason Bulinski               Small-Cap Opportunity Fund              $10,001-$50,000*
                             Small-Cap Value Fund                         None*
                             Small-Cap Growth Fund                        None*

----------------------------------------------------------------------------------------
Andrew S. Chow               Bond Fund                                    None*

----------------------------------------------------------------------------------------
Boyd R. Eager                Government Money Market Fund                 None
                             Money Market Fund                            None
                             Tax-Exempt Money Market Fund                 None*
                             Ultra Short Duration Bond Fund               None*

----------------------------------------------------------------------------------------
Albert Gutierrez             Bond Fund                                    None*
                             High Yield Bond Fund                         None*

----------------------------------------------------------------------------------------
Thomas N. Haag               High Yield Bond Fund                         None*

----------------------------------------------------------------------------------------
Mark Heuer                   Ultra Short Duration Bond Fund               None

----------------------------------------------------------------------------------------
Rajiv Jain                   Emerging Markets Fund                        None*
                             International Fund                           None*

----------------------------------------------------------------------------------------
T. Andrew Janes              Core Equity Fund                       $100,001-$500,000
                             Equity Fund                                  None
                             Small-Cap Growth Fund                        None
                             Small-Cap Value Fund                         None

----------------------------------------------------------------------------------------
C. Thomas Johnson            Balanced Fund                                None
                             Small-Cap Opportunity Fund             $100,001-$500,000

----------------------------------------------------------------------------------------
Kimberly J. Keywell          Tax-Exempt Money Market Fund                 None
                             Intermediate Tax-Exempt Bond Fund            None
                             Tax-Exempt Bond Fund                         None
                             Government Money Market Fund                 None*
                             Money Market Fund                            None*

----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
                                                                     Dollar Range of
         Name of                         Each Fund               Securities in each Fund
    Portfolio Manager               Beneficially Owned             Beneficially Owned
----------------------------------------------------------------------------------------
William O. Leszinske         Small-Cap Growth Fund                  $100,001-$500,000
                             Small-Cap Value Fund                   $100,001-$500,000

----------------------------------------------------------------------------------------
Thomas P. Lettenberger       Small-Cap Opportunity Fund                $1-$10,000*
                             Small-Cap Value Fund                      $1-$10,000*
                             Small-Cap Growth Fund                        None*

----------------------------------------------------------------------------------------
Carol H. Lyons               Short/Intermediate Bond Fund           $50,001-$100,000
                             Intermediate Government Bond Fund            None*

----------------------------------------------------------------------------------------
George W. Selby              Intermediate Tax-Exempt Bond Fund            None
                             Tax-Exempt Bond Fund                         None

----------------------------------------------------------------------------------------
Daniel L. Sido               Core Equity Fund                       $100,001-$500,000
                             Equity Fund                            $100,001-$500,000
                             Index Fund                                   None
                             Small-Cap Opportunity Fund             $100,001-$500,000
                             Balanced Fund                                None

----------------------------------------------------------------------------------------
Maureen Svagera              Intermediate Government Bond Fund         $1-$10,000
                             Short/Intermediate Bond Fund            $10,001-$50,000
                             Balanced Fund                           $10,001-$50,000

----------------------------------------------------------------------------------------
Douglas Thornton             Index Fund                                   None

----------------------------------------------------------------------------------------
Mark Wimer                   Core Equity Fund                             None*
                             Equity Fund                                  None*
                             Index Fund                                   None*

----------------------------------------------------------------------------------------
* As of March 31, 2006


      CODE OF ETHICS. The Trust, PIC, HIM, Vontobel, Seneca and PEPCO have each adopted codes of ethics under Rule 17j-1 under the 1940 Act, and PIC, HIM, Vontobel and Seneca have each adopted codes of ethics under Section 204A-1 of the Investment Advisers Act of 1940. These codes of ethics limit the circumstances under which persons subject to the respective code invest in securities, including certain securities that may be purchased or held by a Fund or Funds. Each code of ethics has been filed with and is available from the Commission at the address, telephone number, and Internet site given on the back cover of the Trust's prospectus.

      PROXY VOTING POLICIES. The Trust has adopted, on behalf of the Funds, a Statement of Policy with Respect to Proxy Voting (the "Policy") stating the Funds' intention to exercise stock ownership rights with respect to portfolio securities in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Funds. The Funds have committed to analyze and vote all proxies that are likely to have financial implications, and where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings.

      The Funds must also identify potential or actual conflicts of interest in voting proxies and must address any such conflict of interest in accordance with the Policy.

      The Policy stipulates that the Adviser will vote proxies or delegate such responsibility to a Sub-Adviser. The Adviser or Sub-Adviser will vote proxies in accordance with this Policy, or its own policies and procedures, which in no event will conflict with the Funds' Policy. The Adviser or Sub-Adviser may engage a qualified, independent organization to vote proxies on its behalf (a "delegate"). Matters that may affect substantially the rights and privileges of the holders of securities to be voted will be analyzed and voted on a case-by-case basis, taking into consideration such relevant factors as enumerated in the Policy. The views of management of a portfolio company will be considered.

      The Policy specifies certain factors that will be considered when analyzing and voting proxies on certain issues, including, but not limited to:

      o Corporate Governance Matters--tax and economic benefits of changes in the state of incorporation; dilution or improved accountability associated with anti-takeover provisions such as staggered boards, poison pills and supermajority provisions.

      o Changes to Capital Structure--dilution or improved accountability associated with such changes.

      o Stock Option and Other Management Compensation Issues--executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

      o Social and Corporate Responsibility Issues--the Adviser or Sub-Adviser will generally vote against shareholder social and environmental issue proposals.

      The Funds and their delegates seek to avoid actual or perceived conflicts of interest of Fund shareholders, on the one hand, and those of the Adviser, Sub-Adviser, delegate, principal underwriter, or any affiliated person of the Funds, on the other hand. Depending on the type and materiality, any conflicts of interest will be handled by (i) relying on the recommendations of an established, independent third party proxy voting vendor; (ii) voting pursuant to the recommendation of the delegate; (iii) abstaining; or (iv) where two or more delegates provide conflicting requests, voting shares in proportion to the assets under management of each delegate. The Policy requires the Adviser and each Sub-Adviser or delegate to notify the President of the Trust of any actual or potential conflict of interest. Neither the Adviser nor any Sub-Adviser or delegate may waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Trustees or the President of the Trust.

      The Policy further imposes certain record keeping and reporting requirements on the Adviser and each Sub-Adviser or delegate.

      ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN. Phoenix Equity Planning Corporation ("PEPCO") serves as the Funds' administrator ("Administrator") pursuant to an Administration Agreement with the Trust and in that capacity generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into an agreement with PFPC, Inc. ("Sub-Accounting Agent"), an indirect wholly-owned subsidiary of PNC Bank Corp., to perform certain accounting services.

      PEPCO serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Funds pursuant to a Transfer Agency Services Agreement with the Trust and in that capacity generally assists the Funds in all aspects of their transfer agency operations. The Transfer Agent has entered into a Sub-Transfer Agency Services Agreement with PFPC, Inc. (the "Sub-Transfer Agent") on behalf of the Trust whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services and, among other things, maintains shareholder records, processes the purchase and redemption of shares and their payment thereof, issues dividends and distributions, and mails shareholder communications. PEPCO pays the fees of the Sub-Transfer Agent, from the transfer agency fees that it receives.

      PFPC Trust Company ("PFPC Trust" or the "Custodian"), 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the assets of the Funds and, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. PFPC Trust also provides securities lending services and overdraft coverage for the Funds. The Custodian has entered into Sub-Custodian Services Agreement with PNC Bank, N.A. ("PNC" or the "Sub-Custodian") on behalf of the Trust whereby the Sub-Custodian performs certain sub-custodian services. PFPC Trust and PNC are indirect, wholly-owned subsidiaries of PNC Bank Corp.

      For its services, PEPCO will charge the following annual rate of fee based on the Trust's average daily net assets, for administrative services, plus out-of-pocket expenses, excluding any waivers. Total fees paid to PEPCO will be allocated among all Funds for which it serves as administrative agent on the basis of the relative net assets of each Fund.

            NET ASSETS                                       FEE
            ----------                                       ---
            On the first $5 billion                          0.09%
            On the second $10 billion                        0.08%
            On assets over $15 billion                       0.07%

      PEPCO will charge 0.0125% as the annual rate of fee (based on the Trust's average daily net assets) and subject to certain minimum charges for transfer agency services, plus out-of-pocket expenses, excluding waivers.

      As compensation for its services, the Custodian is entitled to receive a fee based on the aggregate average daily gross assets of the Funds of the Trust, payable monthly at an annual rate of 0.0035% of the average daily gross assets. In addition, the Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburse the Custodian for various custody transactional expenses.

      The following table shows the dollar amount of fees paid to Harris N.A., the Fund's administrator prior to __________, 2006, for its administrative services with respect to each Fund, the amount of fee that was waived by Harris N.A., if any, and the actual fee paid to Harris N.A. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.


----------------------------------------------------------------------------------------------------------------------------
                               Administration Fee ($)       Reduction by Administrator ($)     Net Administration Fee ($)
                           -------------------------------  -------------------------------  -------------------------------
                             2003       2004       2005       2003       2004       2005       2003       2004       2005
----------------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund                1,451,182  2,117,499  1,883,585    601,909    721,229    867,139    849,273  1,396,270  1,016,446

Money Market Fund          8,295,156  8,622,084  7,728,228  4,694,764  5,266,185  4,815,465  3,600,392  3,355,899  2,912,763

Tax-Exempt Money
Market Fund                1,350,316  1,547,426  1,605,459     92,620         --    428,846  1,257,696  1,547,426  1,176,613

Bond Fund                    426,785    285,254    288,764     52,146     36,140     86,848    374,639    249,114    201,916

High Yield Bond Fund          84,675    125,372    131,303      5,288     19,491     46,541     79,387    105,881     84,762

Intermediate
Government Bond Fund         223,020    160,604     69,649     36,341     27,075     28,922    186,679    133,529     40,727

Intermediate
Tax-Exempt Bond Fund         559,997    424,183    374,136     53,850     18,000     92,095    506,147    406,183    282,041

Short/Intermediate
Bond Fund                    560,341    490,445    415,566     62,567     50,979    119,527    497,774    439,466    296,039

Tax-Exempt Bond Fund         290,036    209,187    177,921     37,094     18,000     51,222    252,942    191,187    126,699

Ultra Short Duration
Bond Fund                         --     44,574     57,531         --     32,289     41,066         --     12,285     16,465

Balanced Fund                138,787    134,653    130,778     42,118     26,237     42,822     96,669    108,416     87,956
----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
                               Administration Fee ($)       Reduction by Administrator ($)     Net Administration Fee ($)
                           -------------------------------  -------------------------------  -------------------------------
                             2003       2004       2005       2003       2004       2005       2003       2004       2005
----------------------------------------------------------------------------------------------------------------------------
Core Equity Fund             254,848    244,955    225,138     33,807     18,000     62,478    221,041    226,955    162,660

Emerging Markets Fund        333,081    500,012    476,199     44,760     52,974    136,972    288,321    447,038    339,227

Equity Fund                  538,510    419,919    417,806     48,762     18,000    104,334    489,748    401,919    313,472

Index Fund                   721,605    590,858    375,221     39,181         --     54,364    682,424    590,858    320,857

International Fund           315,720    314,882    350,476     42,532     39,555    103,734    273,188    275,327    246,742

Small-Cap Growth Fund         13,895     12,030     14,602        827        867      4,410     13,068     11,163     10,192

Small-Cap
Opportunity Fund             837,505    970,390  1,027,924     56,238     18,000    207,754    781,267    952,390    820,170

Small-Cap Value Fund         541,570    573,963    686,209     44,485     18,000    163,610    497,085    555,963    522,599
----------------------------------------------------------------------------------------------------------------------------


      DISTRIBUTOR. PEPCO, One American Row, Hartford, Connecticut 06115 is the distributor of shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor and approved by the Board of Trustees of the Trust.

      A Shares of the Funds are sold with a maximum front-end sales charge of 5.50%, as described in the Prospectuses relating to those shares and under "Additional Purchase and Redemption Information" in this SAI. A Shares of the Funds may be subject to a contingent deferred sales charge (CDSC) of up to 1.00%, which is described in those Prospectuses and under "Additional Purchase and Redemption Information" in this SAI.

      The following table shows the dollar amount of sales charges paid to PFPC Distributors, Inc., the Funds' distributor prior to ________, 2006, with respect to sales of A Shares of each Fund and the amount of sales charges retained by the distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. There were no sales charges paid to the distributor with respect to A Shares of the Funds not mentioned below.


----------------------------------------------------------------------------------------------------------------------------
                               Aggregate Underwriting           Amount Retained by the
                                   Commissions ($)                  Distributor ($)               Amount Reallowed ($)
                           -------------------------------  -------------------------------  -------------------------------
                             2003       2004       2005       2003       2004       2005       2003       2004       2005
----------------------------------------------------------------------------------------------------------------------------
Bond Fund                      6,921        798      1,794        512         42         99      6,409        756      1,695

High Yield Bond Fund              --         84     11,708         --          4        836         --         80     10,872

Intermediate Government
Bond Fund                     27,220      4,547      2,323      2,078        390        201     25,142      4,157      2,122

Intermediate Tax-Exempt
Bond Fund                     19,565      4,519        161      1,741        410         11     17,824      4,109        150

Short/Intermediate Bond
Fund                          16,170      7,656      7,353      1,383        531        613     14,787      7,125      6,740

Tax-Exempt Bond Fund          34,484     17,529     18,298      1,997      1,135      1,048     32,487     16,394     17,250

Balanced Fund                  9,599     16,396     44,456        939      1,489      4,623      8,660     14,907     39,833

Core Equity Fund               1,125      6,212     12,119        103        601      1,149      1,022      5,611     10,970
----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
                               Aggregate Underwriting           Amount Retained by the
                                   Commissions ($)                  Distributor ($)               Amount Reallowed ($)
                           -------------------------------  -------------------------------  -------------------------------
                             2003       2004       2005       2003       2004       2005       2003       2004       2005
----------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund          6,653      2,456     10,833        655        218      1,057      5,998      2,238      9,776

Equity Fund                    3,415      3,855     14,283        355        358      1,344      3,060      3,497     12,939

International Fund             1,005      1,077     12,542         89        100      1,228        916        977     11,314

Small-Cap Opportunity
Fund                          15,317    110,260    104,104      1,425     10,356      9,559     13,892     99,904     94,545

Small-Cap Value Fund           7,329     28,861    141,708        681      2,811     13,130      6,648     26,050    128,578
----------------------------------------------------------------------------------------------------------------------------


      OTHER EXPENSES. Except for certain expenses borne by the Distributor or PIC, the Trust bears all costs of its operations, including: the compensation of its Trustees who are not affiliated with PIC, any Sub-Adviser, or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to A Shares and N Shares); interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service
Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of the Trust's Board of Trustees; expenses relating to the issuance, registration and qualification of shares of the Funds; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to any Fund or class are borne by that Fund or class. Other general expenses of the Trust are allocated among the Funds in an equitable manner as determined by the Trust's Board of Trustees.

                         SERVICE AND DISTRIBUTION PLANS

      A SHARES. Each Fund, except for each of the Money Market Funds, has adopted a Service Plan for A Shares of the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for the Funds to pay distribution/service fees of up to 0.25% per annum of the average daily net asset value of the Fund's A Shares.

      Each such Fund bears the costs and expenses connected with advertising and marketing the Fund's A Shares and may pay the fees of each institution ("Service Organization") that purchases A Shares of the Fund on behalf of its customers ("Customers") for servicing activities, as described below, at a rate of up to 0.25% per annum of the average daily net asset value of the Fund's A Shares. Because the distribution/service fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees.

      Servicing activities provided by a Service Organization to its Customers investing in A Shares of the Fund may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering Customer inquiries; (iv) assisting Customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing Customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a Customer's account balance and integrating such statements with those of other transactions and balances in the Customer's other accounts serviced by the Service Agent; (viii) arranging for bank wires; (ix) distribution and such other services as the Fund may request, to the extent the Service Organization is permitted by applicable statute, rule or regulation.

      N SHARES - NON-MONEY MARKET FUNDS. Each non-Money Market Fund, except for the Small-Cap Growth Fund and the Ultra Short Duration Bond Fund, has adopted a Service Plan for N Shares of the Fund that provides for the Fund to pay service fees of up to 0.25% per annum of the average daily net asset value of the Fund's N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1.

      Each such Fund has entered into an agreement with each Service Organization that purchases N Shares of the Fund on behalf of its Customers. The Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.25% per annum of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Because the fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

      N SHARES - MONEY MARKET FUNDS. Each Money Market Fund has adopted a non-Rule 12b-1 Service Plan for N Shares of the Fund that provides for the Fund to pay fees for shareholder subaccounting, statement, communications, and processing services ("Subaccounting Services") of 0.10% per annum of the average daily net asset value of the Fund's N Shares, and fees for shareholder support services ("Support Services") of up to 0.15% per annum of the average daily net asset value of the Fund's N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1.

      Each such Fund has entered into an agreement with each Service Organization that purchases N Shares of the Fund on behalf of its Customers. The Service Organization is required to provide Subaccounting Services and Support Services to its Customers who beneficially own such Shares in consideration of the payment by the Fund of up to 0.10% per annum for Subaccounting Services and of up to 0.15% per annum for Support Services, respectively, of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Because the fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees. Subaccounting Services include (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase, exchange and redemption transactions; (iii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Agent; (iv) performing subaccounting with respect to Fund shares beneficially owned by the customer; (v) investing customer cash account balances automatically in Fund shares; (vi) forwarding shareholder communications; and
(vii) such other services as may be reasonably requested. Support Services include (i) responding to inquiries from customers concerning their investment in N Shares; (ii) arranging for bank wires; (iii) assisting customers in changing dividend options, account designations, and addresses; and (iv) providing such other similar services as may be reasonably requested.

      In addition, a Service Organization, at its option, may also provide to its holders of N Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Fund's shares

(sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

      Additionally, each Money Market Fund has adopted a Rule 12b-1 Service Plan relating to N Shares of the Fund pursuant to Rule 12b-1 that provides for the Fund to pay to a Service Organization fees of up to 0.10% per annum of the average daily net asset value of the Fund's N Shares. Under that Service Plan, each Money Market Fund may make additional payments to a Service Organization for shareholder services described above and also may (i) bear the costs and expenses in connection with advertising and marketing the Fund's N Shares and
(ii) make payments to Service Organizations for assistance in connection with the distribution of shares to Customers, including the forwarding to its Customers of Prospectuses, sales literature and advertising materials provided by the Distributor at a rate of up to 0.10% per annum of the average daily net asset value of the Fund's N Shares. Because the distribution fee is payable regardless of the Service Organization's expenses, the Service Organization may realize a profit from the fees.

      GENERAL. Each Service Plan (each a "Plan", and collectively, the "Plans") has been adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined by the 1940 Act) of the Trust, and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Trustees"). Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Agreements related to the Plans must also be approved by such vote of the Trustees and the Qualified Trustees. A Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund or by a vote of a majority of the Qualified Trustees. No Plan may be amended to increase materially the amounts payable to Service Organizations without the approval of a majority of the outstanding voting securities of the relevant class of shares of the Fund, and no material amendment to a Plan may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

      Each Plan requires that certain service providers furnish to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

      From their own resources, PIC from time to time may make payments based on current net asset value or other measures to selected brokerage firms and other financial institutions that were instrumental in investment in the Funds by their customers. These payments currently range up to 0.05% annually on average net assets of shares held by such customers in a Money Market Fund, up to 0.20% annually on average net assets of shares held by such customers in the N Shares class of an Equity Fund or a Fixed Income Fund, and up to 0.25% annually on average net assets of shares held by such customers in the Institutional Shares class of an Equity Fund or a Fixed Income Fund. These payments are subject to change. PIC may also share certain marketing expenses with or pay for or sponsor informational meetings, conferences, seminars or client appreciation events for such intermediaries to raise awareness of the Funds. The receipt (or prospect of receiving) payments described above may provide a financial intermediary and its salespersons with an incentive to favor sales of shares of the Funds over sales of other securities.

      Additionally, affiliates of PIC, any Sub-Adviser, and the Distributor may act as Service Organizations and receive fees under a Service Plan. Because the service fee is payable regardless of the Service Organization's expenses in providing services under a Service Plan, they may realize a profit from any fees they receive.

      The following table shows Service Organization fees paid by the Funds to Harris N.A., the Funds' Administrator prior to ____________, 2006 with respect to A Shares, N Shares and Service Shares of each Fund for which such fees were paid for the period ended December 31, 2005. Service Shares were converted to N Shares.


----------------------------------------------------------------------------------------------------------
                                       Shareholder       Shareholder
                                      Servicing Plan   Servicing Plan    Rule 12b-1 Fees   Rule 12b-1 Fees
                                      Fees Paid ($)    Fees Waived ($)      Paid ($)         Waived ($)
----------------------------------------------------------------------------------------------------------
Government Money Market Fund            3,402,496               --          1,921,252             --

Money Market Fund                       7,422,623          417,000          3,677,099             --

Tax-Exempt Money Market Fund              903,675               --            442,084             --

Bond Fund                                   5,040               --              2,014             --

High Yield Bond Fund                          548               --                718             --

Intermediate Government Bond Fund           8,977               --              6,674             --

Intermediate Tax-Exempt Bond Fund          17,834               --              5,348             --

Short/Intermediate Bond Fund               11,684               --              9,825             --

Tax-Exempt Bond Fund                       45,293               --             10,677             --

Balanced Fund                              10,556               --              5,821             --

Core Equity Fund                            9,220               --              2,247             --

Emerging Markets Fund                       6,964               --              2,395             --

Equity Fund                                27,295               --              3,669             --

Index Fund                                 27,596               --                 --             --

International Fund                          4,654               --                381             --

Small-Cap Opportunity Fund                241,938               --             93,447             --

Small-Cap Value Fund                      188,427               --             22,728             --

----------------------------------------------------------------------------------------------------------


                      CALCULATION OF YIELD AND TOTAL RETURN

      The Trust makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended December 31, 2005, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for N Shares and Institutional Shares of each of the Money Market Funds and for Exchange Shares of the Phoenix Insight Money Market Fund are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

      EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

      Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

      The yields of the N Shares, Exchange Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 2005 are:

                                   Current Yield (%)       Effective Yield (%)
                                  N      Exch.    Inst      N     Exch.    Inst
                                  -      -----    ----      -     -----    ----
Government Money Market Fund     3.82      --     4.17     3.90      --    4.26
Money Market Fund                3.85    4.20     4.20     3.93    4.29    4.29
Tax-Exempt Money Market Fund     2.85      --     3.20     2.89      --    3.25

      N Shares of the Money Market Funds of the Phoenix Insight Money Market Fund bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of N Shares of each of the Money Market Funds could be up to 0.35% lower than the net yield of Institutional Shares of each of those Funds.

      From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

      The yields of N Shares, Exchange Shares and Institutional Shares of each of the following Money Market Funds for the 30-day period ended December 31, 2005 are:

                                    -------------------------------------------
                                                 30-day Yield (%)
                                    -------------------------------------------
                                        N         Exchange     Institutional
                                        -         --------     -------------
Government Money Market Fund           3.73           --           4.08
Money Market Fund                      3.78         4.13           4.13
Tax-Exempt Money Market Fund           2.58           --           2.93

      A standardized "tax-equivalent yield" may be quoted for the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 2005, the effective tax equivalent yield of the N Shares and Institutional Shares of the Tax-Exempt Money Market Fund was 3.96% and 4.44%, respectively. For the 30-day period ended December 31, 2005, the 30-day tax equivalent yield for the A Shares, N Shares and Institutional Shares of the Intermediate Tax-Exempt Bond Fund and the A Shares, N Shares and Institutional Shares of the Tax-Exempt Bond Fund were 5.38%, 5.74% and 5.90%, and 5.68%, 6.13% and 6.29%, respectively, based on a stated tax rate of 28%.

      The Trust makes available 30-day yield quotations with respect to A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

      The following table shows 30-day yields for the period ended December 31, 2005, for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds.

                                    -------------------------------------------
                                                 30-day Yield (%)
                                    -------------------------------------------
                                        A            N         Institutional
                                        -            -         -------------
Bond Fund                              3.96         4.28           4.40
High Yield Bond Fund                   6.61         7.05           7.17
Intermediate Government Bond Fund      3.93         4.20           4.32
Intermediate Tax-Exempt Bond Fund      3.87         4.13           4.25
Short/Intermediate Bond Fund           3.82         4.08           4.20
Tax-Exempt Bond Fund                   4.09         4.41           4.53
Ultra Short Duration Bond Fund           --           --           3.89
Balanced Fund                          1.74         1.94           2.09
Core Equity Fund                       0.36         0.48           0.63
Equity Fund                            0.68         0.82           0.97
Index Fund                               --         1.59           1.74
Small-Cap Growth Fund                    --           --          (0.18)
Small-Cap Opportunity Fund            (0.24)       (0.21)         (0.01)
Small-Cap Value Fund                   0.02         0.07           0.27

      The Trust also makes available total return quotations for A Shares, N Shares and Institutional Shares of each of the Non-Money Market Funds.

      The following table shows average annual total return for the one-year, five-year, ten-year and since inception periods (or shorter period if the Fund has been in operation for a shorter period) ended December 31, 2005 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. The actual date of the commencement of each Fund's operations, or the commencement of the offering of each Class' Shares, is listed in the Funds' financial statements. If applicable, a Fund's performance includes the performance of its predecessor Fund until its conversion into a mutual fund.


-----------------------------------------------------------------------------------------------------------------------
                             1 Year %                   5 Year %              10 Year %       Inception to 12/31/05%
                     --------------------------------------------------------------------------------------------------
Fund                   A       N      Inst.     A        N       Inst      N       Inst      A         N        Inst.
-----------------------------------------------------------------------------------------------------------------------
Bond                 -2.40     2.29    2.44     3.95     4.92     5.16       --       --     4.50       5.88       6.12

High Yield Bond      -2.92     1.78    1.94       --     7.28     7.58       --       --     4.80       6.89       7.19

Intermediate
Government Bond      -1.34     2.32    2.49     4.16     4.92     5.17     5.45     5.70     4.72       7.24       7.50

Intermediate
Tax-Exempt Bond      -1.60     2.01    2.19       --     4.77     5.02     4.74     4.99     3.75       5.35       5.60

Short/Intermediate
Bond                 -2.40     1.19    1.36     3.50     4.26     4.50     4.89       --     4.28       5.89       5.20

Tax-Exempt Bond      -2.12     2.58    2.76       --     5.60     5.85     5.44     5.70     4.63       6.99       7.25

Ultra Short
Duration                --       --    2.76       --       --       --       --       --       --         --       2.09

Balanced              1.26     7.18    7.45     4.54     5.73     5.99       --       --     5.06       7.78       7.83

Core Equity           2.72     8.75    8.97     0.19     1.31     1.56     9.28     9.55     0.91      10.23      10.50

Emerging Markets     23.90    30.99   31.23    16.75    18.12    18.36       --       --    11.34       5.63       5.96



-----------------------------------------------------------------------------------------------------------------------
                             1 Year %                   5 Year %              10 Year %       Inception to 12/31/05%
                     --------------------------------------------------------------------------------------------------
Fund                   A       N      Inst.     A        N       Inst      N       Inst      A         N        Inst.
-----------------------------------------------------------------------------------------------------------------------
Equity                5.99    12.31   12.52     4.12     5.31     5.56    10.14       --     3.92      11.77       9.57

Index                   --     5.15    5.38       --     0.09     0.35     8.52     8.78       --       9.88      10.15

International         7.13    13.40   13.60     2.88     4.84     5.12     3.24     3.52     5.00       4.12       4.38

Small-Cap Growth        --       --    3.40       --       --       --       --       --       --         --       7.26

Small-Cap
Opportunity          -1.47     4.31    4.55     7.29     8.51     8.78    12.87    13.14    12.65      13.67      13.95

Small-Cap Value       2.65     8.68    8.90    11.54    12.83     1.09    13.32    13.60    14.93      13.73      14.01
-----------------------------------------------------------------------------------------------------------------------


      Each of these amounts is computed by assuming a hypothetical initial investment of $10,000. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

      The Funds may also calculate an aggregate total return that reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The following table shows aggregate total return for the one year, five year, ten year and since inception (if less than ten years) periods ended December 31, 2005 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. If applicable, a Fund's performance includes the performance of its predecessor Fund until its conversion into a mutual fund.


-----------------------------------------------------------------------------------------------------------------------
                            1 Year %                  5 Year %              10 Year %         Inception to 12/31/05 %
                     --------------------------------------------------------------------------------------------------
       Fund            A       N      Inst.     A        N       Inst.     N       Inst.     A         N        Inst.
-----------------------------------------------------------------------------------------------------------------------
Bond                 -2.40     2.29    2.44    21.37    27.17    28.63       --       --    35.29      74.02      78.02

High Yield Bond      -2.92     1.78    1.94       --    42.13    44.07       --       --     7.91      54.02      56.78

Intermediate
Government Bond      -1.34     2.32    2.49    22.61    27.14    28.64    70.06    74.13    37.37     333.52     356.19

Intermediate
Tax-Exempt Bond      -1.60     2.01    2.19       --    26.24    27.73    58.88    62.77    20.01     183.41     197.43

Short/Intermediate
Bond                 -2.40     1.19    1.36    18.76    23.21    24.64    61.14       --    30.98     132.73      64.82

Tax-Exempt Bond      -2.12     2.58    2.76       --    31.34    32.87    69.80    74.06    24.92     312.81     335.09

Ultra Short
Duration                --       --    2.76       --       --       --       --       --       --         --       3.69

Balanced              1.26     7.18    7.45    24.86    32.13    33.78       --    30.34   628.50      92.15      93.66

Core Equity           2.72     8.75    8.97     0.95     6.72     8.05   142.79   148.89     6.46     280.41     293.47

Emerging Markets     23.90    30.99   31.23   116.96   129.95   132.26       --       --    98.65      56.65      60.67

Equity                5.99    12.31   12.52    22.35    29.54    31.09   162.63       --    30.34     628.50     146.07

Index                   --     5.15    5.38       --     0.46     1.75   126.55   132.07       --     264.03     276.38

International         7.13    13.40   13.60    15.23    26.68    28.37    37.54    41.29    39.51     114.46     124.98

Small-Cap Growth        --       --    3.40       --       --       --       --       --       --         --      41.76

Small-Cap
Opportunity          -1.47     4.31    4.55    42.20    50.47    52.31   235.51   243.59   125.52   1,367.56   1,444.97

Small-Cap Value       2.65     8.68    8.90    72.66    82.82    84.96   249.08   257.91   142.67   1,389.42   1,469.57
-----------------------------------------------------------------------------------------------------------------------


      Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

      Performance information for the Funds (and any class of the Funds) may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as a yield of a class of shares and as a total return of a class of shares.

      The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as CHANGING TIMES, FORBES, FORTUNE, MONEY, BARRONS, BUSINESS WEEK AND INVESTOR'S DAILY, STANGER'S MUTUAL FUND MONITOR, THE STANGER REGISTER, STANGER'S INVESTMENT ADVISER, THE WALL STREET JOURNAL, THE NEW YORK TIMES, CONSUMER REPORTS, REGISTERED REPRESENTATIVE, FINANCIAL PLANNING, FINANCIAL SERVICES WEEKLY, FINANCIAL WORLD, U.S. NEWS AND WORLD REPORT, STANDARD & POOR'S THE OUTLOOK, and PERSONAL INVESTOR. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S& P 500(R) Index, Dow Jones Industrial Average, Lehman Brothers Aggregate Bond Index, Dow Jones Wilshire Real Estate Securities Index (Full Cap), Russell Mid Cap Growth Index, Europe Australia Far East Index (EAFE), Consumer Price Index, Russell 1000(R) Value Index and Russell 2000(R) Value Index.

      Advertisements, sales literature and other communications may contain information about the Funds and advisers' current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, each Fund may separate its cumulative and average annual returns into income and capital gains components.

      In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund may not be comparable to other investment alternatives, however, because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses, and calculate yield.

      AFTER-TAX RETURNS. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the actual historical federal maximum tax rate. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

      Average Annual Total Return (After Taxes on Distributions) is computed as follows:

             ATV D = P(l+T) n

      Where: P = the amount of an assumed initial investment in shares of the Fund

             T = average annual total return (after taxes on distributions)

             n = number of years from initial investment to the end of the period

             ATV D = ending value of shares held at the end of the period after taxes on fund distributions but not after taxes on redemptions.

      Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

             ATV DR = P(l+T) n

      Where: P = the amount of an assumed initial investment in shares of the Fund

             T = average annual total return (after taxes on distributions and redemptions)

             n = number of years from initial investment to the end of the period

             ATV DR = ending value of shares held at the end of the period after taxes on fund distributions and redemptions.

      PERFORMANCE OF COMMON AND COLLECTIVE TRUST FUNDS. The Core Equity Fund, the Equity Income Fund, the Index Fund, the International Fund, the Small-Cap Opportunity Fund, the Small-Cap Value Fund, the High Yield Bond Fund, the Intermediate Government Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund commenced operations upon the investment of a substantial amount of assets invested from collective and common trust funds operated by Harris N.A., the Fund's former administrator. If a Fund's predecessor fund was operated with investment policies substantially similar to those of the Fund, the Fund may include in quotations of its performance the performance history of the predecessor fund in accordance with interpretations of the Commission. Because collective and common trust funds usually have an effective expense ratio of zero, in order not to overstate performance, a predecessor fund's performance included in any quotation of the Fund's performance will be calculated as if the predecessor fund had operated with an expense ratio equal to the Fund's estimated expense ratio for its first year of operations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      ALL CLASSES. Each Fund has authorized one or more financial institutions, such as financial services companies, broker-dealers, banks or other authorized agents, to accept purchase and redemption orders on its behalf. Such financial institutions are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, which will be priced at the Fund's net asset value next calculated after it is so accepted.

      Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a non-Money Market Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

      A SHARES. An investor in A Shares of a Fund may be entitled to reduced sales charges. To qualify for a reduced sales charge, an investor must notify and provide sufficient information to the Funds at the time of purchase. If an investor invests through an institution, the investor should notify the institution, which in turn must notify the Funds. Programs that allow for reduced sales charges, such as the Right of Accumulation, a Letter of Intent, or Family Purchases (each of which is explained below), may be changed or eliminated at any time.

      The Right of Accumulation allows an investor to combine the amount invested in A Shares of a Fund with the total net asset value of A Shares currently purchased or already owned by that investor of all Funds to determine the applicable sales charge. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all A Shares purchased thereafter.

      A Letter of Intent allows an investor to purchase A Shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of A Shares already owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

      Family Purchases allow family members to purchase A Shares of the Funds over a thirteen-month period at reduced sales charges based on the combined purchases of a family as if they were purchased at the same time for purposes of calculating sales charges. ("Family" includes any of the following persons - parents, grandparents, spouse and children.)

      In order to recover commissions paid to institutions, A Shares of a Fund on which no initial sales charge was assessed due to a purchase amount of $1,000,000 or more in a single transaction or pursuant to the Right of Accumulation, a Letter of Intent, or Family Purchases that are redeemed within one year of the purchase date will be subject to contingent deferred sales charges equal to 1.00% of the dollar amount subject to the charge. Redemptions made within one to two years of the purchase will be subject to contingent deferred sales charges equal to 0.50% of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on redemptions of shares acquired through the reinvestment of dividends and distributions or involuntary redemptions by a Fund of shareholder accounts with low account balances.

      Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from A Shares of the Fund acquired pursuant to reinvestment of dividends and distributions,

Second from any A Shares in a Fund held for more than two years, third from A Shares held within one and two years, and fourth from A Shares of the Fund held for less than one year.

      The contingent deferred sales charge on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares. For a shareholder with a Letter of Intent who does not purchase $1,000,000 of A Shares under the letter, no contingent deferred sales charge is imposed, but a sales load adjustment will be imposed on the account of such shareholder at the expiration of the period set forth in the Letter of Intent. A Letter of Intent may provide for a contingent deferred sales charge in some cases.

      The contingent deferred sales charge applicable to A Shares will be waived by the Funds for redemptions (a) pursuant to a systematic withdrawal plan, (b) that are shown to have resulted from the death or disability of the accountholder, (c) by qualified retirement plans upon plan termination or dissolution, (d) directed by participants in qualified retirement plans, or (e) from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70-1/2.

      ANTI-MONEY LAUNDERING LAWS AND FUND SHARES. The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time a Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to "freeze" a shareholder's account. A Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value per share is determined at least as often as each day that the New York Stock Exchange is open for regular session trading, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

      A security held by a Non-Money Market Fund (other than a debt obligation or fixed-income security or a security for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ") or comparable foreign market, discussed below) is valued at the last reported sale price on the principal exchange on which the security is traded as of the time of valuation. In the absence of any sale on the valuation date, the security is valued at the closing bid price. A security for which the primary market is NASDAQ or comparable foreign market will be valued at the Official Closing Price as defined by the respective market, or in the absence of any reported Official Closing Price on the valuation date, the last reported sale price, or in the absence of any sale on the valuation date, at closing bid price. A security that is traded only on the over-the-counter market generally is valued at the last reported bid price. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the absence of a readily available market quotation (or when, in the view of the Adviser, an available market quotation does not accurately reflect the security's fair value), the security is valued at a fair value as determined by or under the direction of the Trust's Board of Trustees. Prices used for valuations of securities are provided by independent pricing services. Debt obligations and fixed-income securities with remaining maturities of 60 days or less generally are valued at amortized cost, as discussed below.

      Each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

      Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in securities determined by the Trust's Board of Trustees to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7 provides, however, that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize at $1.00, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

      If market quotations are not readily available or available market quotations are determined not to be reliable (e.g., if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund's NAV is calculated), a security shall be valued at a fair value in accordance with policies and procedures adopted by the Funds' Board of Trustees. A "significant" event, for example, may be a natural disaster affecting an entire country or region, or an event that affects an individual company. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value a Fund assigns to a security may be higher or lower that the security's value would be if a reliable market quotation for the security was readily available. The Board of Trustees has delegated to the Pricing Committee (the "Committee"), subject to the Board's supervision and review, the responsibility to determine, in good faith, fair values of only those securities for which market quotations are not readily available or reliable. The Adviser will monitor for significant events likely to materially affect the value of a Fund's portfolio security. A security's value may differ depending on the method used for determining value. Estimates of fair value utilized by the Funds, as described above, may differ from the value realized on the sale of those securities, and the differences may be material to the NAV of the applicable Fund.

      With respect to Funds that invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which the Funds would use fair value pricing, such as, for example, if the exchange on which a portfolio security principally trades closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

      When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services, and these values may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining securities of 60 days or less, the Funds use the security's amortized cost. Amortized costs and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

      The Funds may consider a variety of factors when determining a fair value of an illiquid security. Such considerations may include, but are not limited to, fundamental analytical data relating to the security; the nature and duration of any restriction on the disposition of the security; special reports prepared by analysts; information as to any transactions or offers with respect to the security; the price and extent of public trading in similar securities of the issuer or comparable companies and other relevant matters, information as to any transactions or offers with respect to the security, other news events, or any other relevant information.

      With respect to Funds that invest in non-U.S. securities, the Funds may take into consideration factors influencing specific markets or issuers when determining a fair value of a non-U.S. security. The Funds have retained a third party service provider to assist in determining when fair valuation is necessary, as well as to obtain estimates for fair values, with respect to foreign securities held by the International Fund and the Emerging Markets Fund. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to determine a fair value.

      In determining fair value prices of a non-U.S. security, the Funds may consider the security's trading value on other markets; the value of American Depository Receipts, Global Depositary Receipts, European Depositary Receipts and other similar instruments representing interests in the security in question; the value of closed-end funds that invest in a country or region relevant to the security in question; relevant foreign currency exchange activity; the trading prices of financial products that are tied to relevant baskets of foreign securities (e.g., iShares(R) or futures contracts); relevant currency exchange ratios and fluctuations; relevant currency restrictions; relevant investment repatriation restrictions; the relevant country's or geographic region's political and economic environment; the relevant country's liquidity and settlement issues; and any other relevant information regarding the security.

      The Funds may also use other modeling tools and other processes that take into account market activity and/or significant events to determine when fair valuation is necessary, as well as to obtain estimates for fair values.

      Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges.

      If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting according to policies and procedures approved by the Trustees.

                             PORTFOLIO TRANSACTIONS

      Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Sub-Adviser, a security no longer is deemed to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other Fund management purposes. Portfolio changes may be made without regard to the length of time a particular security has been held or the frequency of portfolio transactions of a Fund (the portfolio turnover rate). A high rate of portfolio turnover would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The portfolio turnover rates for the Funds are set forth in the prospectus under "Financial Highlights."

      Portfolio transactions for each Fund are placed with those securities brokers and dealers that the Sub-Adviser believes will provide the best value in transaction and research services for that Fund, either in a particular transaction or over a period of time.

      In valuing brokerage services, the Sub-Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

      Although some transactions involve only brokerage services, many involve research services as well. In valuing research services, the Sub-Adviser makes a judgment of the usefulness of research and other information provided by a broker to the Sub-Adviser in managing a Fund's investment portfolio. In some cases, the information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Sub-Adviser or in advising the Funds.

      The Sub-Adviser is the principal source of information and advice to the Funds, and is responsible for making and initiating the execution of the investment decisions for each Fund. However, the Trust's Board of Trustees recognizes that it is important for the Sub-Adviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities brokers have customarily furnished in connection with brokerage transactions, and that in compensating brokers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. Consequently, the commission paid to brokers (other than an affiliate of the Trust) providing research services may be greater than the amount of commission another broker would charge for the same transaction. The extent, if any, to which the obtaining of such information may reduce the expenses of the Sub-Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the Trust's Board of Trustees that other clients of the Sub-

Adviser might also benefit from the information obtained for the Funds, in the same manner that the Funds might also benefit from information obtained by the Sub-Adviser in performing services to others.

      For the Emerging Markets Fund and International Fund, Vontobel Asset Management, Inc. currently uses approximately 30 brokerage firms and independent consulting firms in addition to its internal professional staff, including Vontobel's affiliates for brokerage and research services. Vontobel periodically evaluates the execution performance of the broker-dealers it selects for client transactions. Vontobel attempts to maintain a constant awareness of general street practices and policies with regard to commission levels and rates charged by most reputable brokerage firms, which allows the Sub-Adviser to take full advantage of the competitive environment and obtain rates that are considered fair and reasonable for its clients. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by brokers may be more or less than the suggested allocations, depending upon the Sub-Adviser's evaluation of all applicable considerations, including, but not limited to, the Sub-Adviser's best execution undertaking.

      An affiliate of the Trust or the Adviser or Sub-Adviser may act as broker for a Fund in connection with the purchase or sale of securities by or to the Fund if and to the extent permitted by procedures adopted from time to time by the Board of Trustees of the Trust. The Board of Trustees, including a majority of the Trustees who are not "interested persons", has determined that portfolio transactions for a Fund may be executed through if, in the judgment of the Sub-Adviser, the use of such affiliated broker is likely to result in prices and execution at least as favorable to the Fund as those available from other qualified brokers and if, in such transactions, the affiliated broker charges the Fund commission rates at least as favorable to the Fund as those charged by the affiliated broker to comparable unaffiliated customers in similar transactions. The Board of Trustees has also adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standard. The Funds will not effect principal transactions with an affiliate of the Trust or the Adviser or Sub-Adviser. In executing transactions through an affiliated broker the Funds will be subject to, and intend to comply with, section 17(e) of the 1940 Act and rules thereunder.

      The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Sub-Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the Trust's Board of Trustees.

      Transactions of the Funds in the over-the-counter market and the third market are executed with primary market makers acting as principal except where it is believed that better prices and execution may be obtained otherwise. Purchases and sales of securities for the Fixed Income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions.

      Purchase and sale orders for securities on behalf of any Fund may be combined with those of other accounts that the Sub-Adviser manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When the Sub-Adviser determines that a particular security should be bought or sold for any of the Funds and other accounts it manages, it allocates the transactions among the participants equitably.

      Although investment decisions for the Funds are made independently from those for other investment advisory clients of the Adviser or Sub-Adviser, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each over time.

      The following table shows aggregate amount of brokerage commissions paid by each Fund. This information is for the past three fiscal years (or shorter if the Fund has been in operation for a shorter period).

--------------------------------------------------------------------------------
                                   Aggregate Amount of Brokerage Commissions ($)
                                   ---------------------------------------------
                                      2003             2004              2005
--------------------------------------------------------------------------------
Balanced Fund                          78,664           59,704            70,404

Core Equity Fund                      239,643          264,959           291,483

Emerging Markets Fund                 542,823          881,706           836,417

Equity Fund                           657,590          458,445           419,312

Index Fund                             53,627           73,249           113,518

International Fund                    278,186          247,501           380,525

Small-Cap Growth Fund                  26,159           22,678            49,104

Small-Cap Opportunity Fund          1,099,248        1,096,208         1,464,537

Small-Cap Value Fund                  911,787          711,625           803,046
--------------------------------------------------------------------------------

      With respect to transactions directed to brokers because of research services provided, the following table shows total brokerage commissions and the total dollar amount of such transactions on which commissions were paid for the fiscal year ended December 31, 2005.


---------------------------------------------------------------------------------------------------------
                              Total Brokerage Commissions    Total Dollar Amount of Transactions on which
                                (Research-related) ($)       Commissions were paid (Research-related) ($)

---------------------------------------------------------------------------------------------------------
Balanced Fund                            31,288                               22,876,230

Core Equity Fund                        152,284                              105,628,408

Equity Fund                             118,349                               97,175,722

Small-Cap Growth Fund                     3,843                                2,576,190

Small-Cap Opportunity Fund              136,469                              119,391,635

Small-Cap Value Fund                     81,539                               87,706,973
---------------------------------------------------------------------------------------------------------


                        DISCLOSURE OF PORTFOLIO HOLDINGS

      The Funds' Board of Trustees has approved policies and procedures that govern the timing and circumstances concerning the disclosure of the Funds' portfolio securities information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information concerning the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of Funds' shareholders, on the one hand, and those of PIC, HIM, Vontobel, Seneca, the Funds' Distributor or their affiliated persons, on the other. Pursuant to the procedures, the Board of Trustees has authorized Fund management to release the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles.

      Under the Funds' policy, information about a Fund's portfolio securities may not be disclosed to any party prior to the day next following: (a) the posting of such information on the Funds' website; or (b) the filing of the information with the Commission in a required filing. Exceptions to this policy are set forth below.

      A complete list of each Funds' portfolio holdings, as of the end of each month, is published on the Funds' website at [www.__________.com] no sooner than 10 days after the end of the month. The portfolio holdings information available on the Funds' website may include information that is filed with the Commission on Form N-Q. The information on the website is publicly available to all categories of persons. The scope of information provided relating to each Fund's portfolio that is made available on the website may change from time to time without notice.

      Disclosure of statistical or descriptive information about a Fund's holdings that does not specifically name the securities held including, for example, industry, sector or geographic weightings, valuation measures, risk measures, and other similar "aggregated" information about a Fund's portfolio, may be made generally available upon request.

      Each Fund may disclose portfolio holdings information to certain persons and entities prior to and more frequently than the public disclosure of such information on the Funds' website ("early disclosure"). Fund management and the Funds' Chief Compliance Officer may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the Fund management and the Chief Compliance Officer determine that disclosure in the best interests of the Funds and there are no conflicts of interest between the Funds' shareholders and PIC, HIM, Vontobel, Seneca, the Funds' Distributor or any of their affiliated persons; and (b) the recipient of the information is by contractual agreement (I) required to maintain the confidentiality of the information, and (II) prohibited from trading based upon the information provided.

      Currently, three rating agencies (Moody's, Standard & Poor's and Fitch) that issue ratings for the Funds receive early disclosure of information about the portfolio holdings of the Money Market Fund. Two of these rating agencies receive the Fund's portfolio holdings information weekly, and the third rating agency receives the Fund's portfolio holdings monthly. Additionally, the Chicago Mercantile Exchange receives early disclosure of the portfolio holdings of the Money Market Fund monthly for regulatory purposes.

      Neither the Fund nor any other party receives compensation or other consideration from the rating agencies or the Chicago Mercantile Exchange in connection with those arrangements. Each of the rating agencies and the Chicago Mercantile Exchange has entered into a confidentiality agreement whereby each of them is required to maintain the confidentiality of the portfolio holdings information received.

      In addition, the Funds' service providers, including, without limitation, PEPCO, the custodian, the Fund's registered accounting firm, accountants, proxy voting service provider, pricing information vendors, printer and mailing agent may receive early disclosure of portfolio holdings information in connection with the services they perform for the Funds.

      The Funds' policies and procedures prohibit the Funds, PIC or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

      Certain client accounts of the Adviser, HIM, Vontobel or Seneca may be managed using strategies similar to those used by the Funds. Those clients receive portfolio holdings information for their accounts, and it is possible that such information could be used to infer some portfolio holdings information of the Funds.

                                 TAX INFORMATION

      Each Fund is treated as a separate entity for Federal income tax purposes and thus the provisions of the Code generally are applied to each Fund separately, rather than to the Trust as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for each Fund.

      The Trust intends to qualify each Fund as a regulated investment company under the Code and to distribute to the shareholders of each Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to Federal income taxes. Qualification as a regulated investment company under the Code generally requires, among other things, that
(a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends, and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, interests in "qualified publicly traded partnerships" as defined in the Code, and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities, securities in other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities) or two or more issuers controlled by the Fund that are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. As a regulated investment company, each Fund will not be subject to Federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from Federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends" (described below).

      Dividends (including net short-term capital gains), except exempt-interest dividends, will be taxable to shareholders as ordinary income, except that "qualified dividend income" (as defined under the Code) of non-corporate shareholders who satisfy certain holding period requirements is currently taxed at the rates applicable to long-term capital gain.

      Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deduction.

      A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their value at the time of the transaction. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent other shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

      At December 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains.

--------------------------------------------------------------------------------
                                                      Capital Loss Carryforwards
--------------------------------------------------------------------------------
Money Market Fund                                            $    619,047
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                                 $    202,474
--------------------------------------------------------------------------------
Bond Fund                                                    $    519,134
--------------------------------------------------------------------------------
High Yield Bond Fund                                         $  3,836,180
--------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund                            $    320,348
--------------------------------------------------------------------------------
Short/Intermediate Bond Fund                                 $  4,091,397
--------------------------------------------------------------------------------
Ultra Short Duration Bond Fund                               $    197,825
--------------------------------------------------------------------------------
International Fund                                           $ 15,355,722
--------------------------------------------------------------------------------

      Dividends paid by each of the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. However, persons who are substantial users or related persons thereof of facilities financed by private activity bonds held by a Fund may be subject to Federal income tax on their pro rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of such Fund.

      Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax-Exempt Fund generally is not deductible for Federal income tax purposes. Under the IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Substantially all of the dividends paid by each Tax-Exempt Fund are anticipated to be exempt from Federal income taxes.

      Shareholders of the Tax-Exempt Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

      The Trust will be required to withhold, subject to certain exemptions, a portion (currently 28%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or Transfer Agent.

      Certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

      For Federal income tax purposes, gain or loss on certain of the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

      In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of its capital gain net income (the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and any excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. Each of the Funds intends to make timely distributions in compliance with these requirements and consequently it is anticipated that it generally will not be required to pay the excise tax. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

      Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

      In the case of the Equity Funds and the Fixed Income Funds, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

      In the case of the Equity Funds and the Fixed Income Funds, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

                          SHARES OF BENEFICIAL INTEREST

      The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares, A Shares, N Shares, Exchange Shares and Institutional Shares for the Funds of the Trust as follows: Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Small-Cap Growth Fund, the Ultra Short Duration Bond Fund, and each of the Money Market Funds. N Shares are offered by each Fund, except for the Small-Cap Growth Fund and the Ultra Short Duration Bond Fund. Exchange Shares are offered only by the Money Market Fund.

      Shareholders of a Fund are entitled to that number of votes that is equal to the number of whole shares and fractional shares held multiplied by the net asset value of one share of that Fund in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). Generally, all shares of the Trust will be voted with other shares of the Trust and will be voted in the aggregate, and not by Fund or class, except where voting by Fund or class is required by law or where the matter involved affects only one Fund or class. As used in the Prospectuses and in this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund.

      Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

      Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

      The Trust may dispense with annual meetings of shareholders in any year in which Trustees are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

      Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both the trust itself was unable to meet its obligations and inadequate insurance existed. To guard against this risk, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.

                                      OTHER

      The Registration Statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      On February 16, 2006, the audit commitee of the board of trustees of the Trust selected KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103 as the Trust's independent registered public accounting firm for the fiscal year ending December 31, 2006 to audit and report on the Trust's annual financial statements, review certain regulatory reports and the Fund's income tax returns, and perform other professional auditing, tax and advisory services as pre-approved by the Audit Committee of the Trust.

                             REPORTS TO SHAREHOLDERS

      Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The Funds' December 31, 2005 financial statements and the report thereon of KPMG LLP from the Funds' December 31, 2005 Annual Report (as filed with the Commission on March 9, 2006, pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0000935069-06-000796) are incorporated herein by reference. For the year-ended December 31, 2001, the financial statements and the report thereon were audited by another independent registered public accounting firm.

                                   APPENDIX A

DESCRIPTION OF BOND RATINGS (INCLUDING CONVERTIBLE BONDS)

      The following summarizes ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

            AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC - An obligation rated CC is currently highly vulnerable to nonpayment.

            C - Any subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C rating also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The following summarizes ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt.

            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

            A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds that are rated Baa are considered medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

            Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future.

            B - Bonds that are rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

            Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through Caa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

      The following summarizes ratings used by Fitch, Inc. ("Fitch") for bonds:

            AAA - Highest credit quality. Ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            AA - Very high credit quality. Ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            A - High credit quality. Ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

            BBB - Good credit quality. Ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

            BB - Speculative. Ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            B - Highly speculative. Ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

            CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

      A "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to categories below CCC.

DESCRIPTION OF MUNICIPAL NOTES RATINGS

      The following summarizes the ratings used by Moody's for short-term notes and variable rate demand obligations:

            MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

            MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

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


            MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

      The following summarizes the ratings by Standard & Poor's for short-term municipal notes:

            SP-1 - Strong capacity to pay principal and interest. An issue determined to possess overwhelming safety characteristics is given a "plus" (+) designation.

            SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            SP-3 - Speculative capacity to pay principal and interest.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

      Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1. Issues carrying the A-3 designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for payment.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term debt obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

      The following summarizes the ratings used by Fitch for short-term obligations:

            F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

            F-2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            F-3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

            B - Speculative. Minimal capacity for the payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits.
-------         --------

(a)  (1)    Declaration of Trust dated December 6, 1995 (incorporated by reference to Registration Statement filed on December 12, 1995).

     (2) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Post-Effective Amendment ("PEA") No. 3 filed on February 28, 1997).

     (3) Amendment to Declaration of Trust dated June 6, 1997 (incorporated by reference to PEA No. 5 filed on June 13, 1997).

     (4) Amendment to Declaration of Trust dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9, 1998).

     (5) Amendment to Declaration of Trust dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

     (6) Amendment to Declaration of Trust dated 1 May 2000 (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (7) Amendment to Declaration of Trust dated 5 September 2000 (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (8) Amended and Restated Establishment and Designation of Series and Classes of Shares dated 4 December 2004 (incorporated by reference to PEA No. 38 filed on February 25, 2005).

     (9) Amendment to Declaration of Trust ________, 2006 (to be filed by amendment)

(b)  (1)    By-Laws (incorporated by reference to Registration Statement filed on December 12, 1995).

     (2) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (3) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (4) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (5) Amendment to By-Laws dated 27 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

     (6) Amendment to By-Laws dated 1 May 2003 (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (7) Amendment to By-Laws dated 7 August 2003 (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (8) Amendment to By-Laws dated 3 August 2004 (incorporated by reference to PEA No. 38 filed on February 25, 2005).

     (9) Amendment to By-Laws dated 16 February 2006 (incorporated by referenced to PEA No. 40 filed March 31, 2006).

(c)         Not applicable.

(d)  (1)    Advisory Contract dated April 28, 2000 between Registrant and
            Harris Trust and Savings Bank ("Harris Trust" or the "Adviser")
            (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (1)(a) Notice to the Adviser dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (1)(b) Notice to the Adviser dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (1)(c) Notice to the Adviser dated 2 January 2003 on behalf of Harris Insight Convertible Securities Fund, Harris Insight Tax-Exempt Bond Fund and Harris Insight Intermediate Tax-Exempt Bond Fund (incorporated by reference to PEA No. 33 filed on 30 April 2003).

     (1)(d) Notice to the Adviser dated 1 May 2003 on behalf of Harris Insight Balanced Fund, Harris Insight Index Fund, Harris Insight Small-Cap Value Fund, and Harris Insight Intermediate Government Bond Fund (incorporated by reference to PEA No. 33 filed on 30 April 2003).

     (1)(e) Notice to the Adviser dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (1)(f) Amended Exhibit A dated 1 February 2004 to the Advisory Contract dated April 28, 2000 between Registrant and the Adviser (Harris Insight Core Equity Fund and Harris Insight Small Cap Opportunity
            Fund) (incorporated by reference to PEA No. 35 filed on 10 March
            2004).

     (1)(g) Form of Amended Exhibit A to the Advisory Contract dated April 28, 2000 between the Registrant and the Adviser (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

     (2) Assignment and Assumption Agreement dated 30 April 2001 among Registrant, Harris Trust, and Harris Investment Management, Inc. ("HIM") (incorporated by reference to PEA No. 21 filed on 1 May
            2001).

     (2)(a) Amendment dated 29 June 2001 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (incorporated by reference to PEA No. 24 filed on 14 August
            2001).

     (2)(b) Amendment dated 29 October 2002 to Investment Advisory Contract between Registrant and Harris Trust, as assigned to and assumed by HIM (incorporated by reference to PEA No. 33 filed on 30 April
            2003).

     (3) Investment Sub-Advisory Contract dated August 6, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight International Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (4) Investment Sub-Advisory Contract dated October 1, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

     (5) Amendment of Investment Sub-Advisory Contracts for Harris Insight International Fund and Harris Insight Emerging Markets Fund with Hansberger Global Investors, Inc. dated as of 30 April 2001 (incorporated by reference to PEA No. 21 filed on 1 May 2001).

     (6) Investment Sub-Advisory Contract dated 1 December 2003 between HIM and HIM Monegy, Inc. on behalf of the Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 34 filed on 15 December
            2003).

     (7) Form of Advisory Contract between Registrant and Phoenix Investment Counsel, Inc. ("PIC") (filed herewith).

     (8) Form of Investment Sub-Advisory Contract between PIC and HIM (filed herewith).

     (9) Form of Investment Sub-Advisory Contract between PIC and Vontobel Asset Management, Inc. (filed herewith).

     (10) Form of Investment Sub-Advisory Contract between PIC and Seneca Capital Management LLC (filed herewith).

(e)  (1)    Distribution Agreement dated 16 March 2001 between the Registrant and PFPC Distributors, Inc. ("PFPCDI") (incorporated by reference to
            PEA No. 20 filed on 2 April 2001).

     (2) Form of Distribution Agreement between the Registrant and Phoenix Equity Planning Corporation ("PEPCO") (filed herewith).

     (3) Amendment dated 29 June 2001 to the Distribution Agreement dated 16 March 2001 between the Registrant and PFPCDI (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (4) Notice to the Distributor dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (5) Notice to the Distributor dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (6) Form of Amended Exhibit A to the Distribution Agreement dated 16 March 2001 between the Registrant and PFPCDI (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

     (7) Form of Selling Agreement (incorporated by reference to PEA No. 27 filed on 5 April 2002).

     (8) Amendment to Form of Selling Agreement (incorporated by reference to PEA No. 40 filed on March 31, 2006)

(f)         Not applicable.

(g)  (1)    Custodian Agreement dated February 23, 1996 between Registrant and
            PNC Bank, N.A. (incorporated by reference to PEA No. 3 filed on
            February 28, 1997).

     (2) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (3) Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (4) Consent to Assignment of Custodian Agreement dated February 18, 1999 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 11 filed on May 3, 1999).

     (5) Sub-Custodian Services Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

     (6) Foreign Custody Manager Delegation Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

     (7) Notice to the Custodian dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (7)(a) Notice to the Custodian dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (8) Notice to the Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (9) Notice to the Sub-Custodian dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (10) Notice to the Custodian dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (11) Notice to the Sub-Custodian dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (12) Amended and Restated Custodian Services Agreement dated 2 February 2004 between Registrant and PFPC Trust Company (incorporated by reference to PEA No. 38 filed on February 25, 2005).

     (13) Form of Amended Exhibit A to the Custodian Agreement dated 23 February 1996 between the Registrant and PNC Bank, N.A (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

     (14) Form of Amended Exhibit A to the Sub-Custodian Services Agreement dated 18 February 1999 between PFPC Trust Company, PNC Bank, N.A. and the Registrant (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

(h)  (1)    Transfer Agency Services Agreement dated July 1, 1996 between
            Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (1)(a) Amendment dated 29 June 2001 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (1)(b) Amendment effective 24 July 2002 to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 33 filed on 30 April 2003).

     (2) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

     (3) Notice to the Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

     (3)(a) Notice to the Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (3)(b) Notice to the Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (3)(c) Notice to the Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (3)(d) Notice to the Transfer Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (3)(e) Form of Amended Exhibit A to the Transfer Agency Services Agreement dated July 1, 1996 between Registrant and Harris Trust (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

     (4) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (4)(a) Amendment dated 29 June 2001 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (4)(b) Amendment effective 24 July 2002 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 33 filed on 30 April 2003).

     (5) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (5)(a) Notice to the Sub-Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (5)(b) Notice to the Sub-Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (6) Notice to the Sub-Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (6)(a) Notice to the Sub-Transfer Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (6)(b) Notice to the Sub-Transfer Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (6)(c) Amendment dated 1 October 2003 to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (6)(d) Form of Amended Exhibit A to the Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

     (7) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (7)(a) Amendment dated 29 June 2001 to the Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (8) Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

     (9) Notice to the Administrator dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

     (9)(a) Notice to the Administrator dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (9)(b) Notice to the Administrator dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5,
            2000).

     (9)(c) Notice to the Administrator dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September 2002).

     (9)(d) Notice to the Administrator dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (9)(e) Form of Amended Exhibit A to the Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

     (10) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (10)(a)Amendment dated 1 May 1999 of Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC, Inc. (incorporated by reference to PEA No. 12 filed on May 7, 1999).

     (10)(b)Amendment dated 29 June 2001 to the Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 24 filed on 14 August 2001).

     (11) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28,
            1997).

     (12) Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15,
            1997).

     (12)(a)Notice to the Sub-Administrator and Accounting Services Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

     (12)(b)Notice to the Sub-Administrator and Accounting Services Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

     (12)(c)Notice to the Sub-Administrator and Accounting Services Agent dated 9 September 2002 on behalf of Harris Insight High Yield Bond Fund (incorporated by reference to PEA No. 30 filed on 10 September
            2002).

     (12)(d)Notice of the Sub-Administrator and Accounting Services Agent dated 30 June 2003 regarding termination of Harris Insight Equity Income, Technology and Large-Cap Aggressive Growth Fund (incorporated by reference to PEA No. 34 filed on 15 December 2003).

     (12)(e)Form of Amended Exhibit A to the Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (Harris Insight Ultra Short Duration Bond Fund) (incorporated by reference to PEA No. 35 filed on 10 March 2004).

     (13) Organizational Expenses Agreement between Harris Trust and the Registrant, on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund and Harris Insight Technology Fund dated 27 April 2001 (incorporated by reference to PEA No. 23 filed on 8 June 2001).

     (14) Agreement for Fee Waivers and Expense Reimbursements dated 1 January 2001 (incorporated by reference to PEA No. 23 filed on 8 June 2001).

     (16) Form of Administration Agreement between Registrant and PEPCO (filed herewith).

     (17) Form of Transfer Agency Service Agreement between Registrant and PEPCO (filed herewith).

(i)         Consent of Bell, Boyd & Lloyd LLC (filed herewith).

(j) Consent of independent registered public accounting firm (filed by herewith).

(k)         Not applicable.

(l)  (1)    Form of Purchase Agreement relating to Initial Capital (incorporated by reference to PEA No. 3 filed on February 28, 1997).

     (2) Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares (incorporated by reference to PEA No. 10 filed on March 2, 1999).

     (3) Subscription Agreement dated 6 December 2000 between Registrant and Provident Distributors, Inc. relating to B Shares (incorporated by reference to PEA No. 18 filed on 28 December 2000).

(m)  (1)(a) Service Plan (non 12b-1) and related Forms of Shareholder Servicing
            Agreement dated 3 August 2004 relating to N Shares of non-Money Market Funds (incorporated by reference to PEA No. 38 filed on February 25, 2005).

     (1)(b) Service Plan (non 12b-1) and related Form of Shareholder Servicing Agreement dated 28 April 2000 relating to N Shares of the Money Market Funds (incorporated by reference to PEA No. 38 filed on February 25, 2005).

     (1)(c) Service Plan pursuant to Rule 12b-1 and related Form of Shareholder Servicing Agreement dated 28 April 2000 relating to N Shares of the Money Market Funds (incorporated by reference to PEA No. 38 filed on February 25, 2005).

     (2) Service Plan pursuant to Rule 12b-1 and related Form of Shareholder Servicing Agreement dated 10 April 2006 relating to A Shares (filed herewith).

     (3) Class C Shares Distribution Plan Pursuant to Rule 12b-1 (filed herewith)

(n)  (1)    Revised Multi-Class Plan dated April 10, 2006 (filed herewith)

(p)  (1)    Code of Ethics of Harris Insight Funds Trust (incorporated by reference to PEA No. 13 filed on February 16, 2000).

     (2) Statement of Principles and Code of Ethics of Harris Trust and Savings Bank, Harris Investment Management, Inc. and HIM Monegy, Inc., as amended 13 June 2001 and 11 October 2002, 21 January 2005 and 11 July 2005 (incorporated by reference to PEA No. 40 filed on March 31, 2006).

     (3) Amended Code of Ethics of Hansberger Global Investors, Inc. dated 1 February 2001, as amended 31 January 2005 and 23 February 2006 (incorporated by reference to PEA No. 40 filed on March 31, 2006).

     (4)    Code of Ethics of PIC (filed herewith)

     (5)    Code of Ethics of Vontobel Asset Management, Inc. (filed herewith)

     (6)    Code of Ethics of Seneca Capital Management LLC (filed herewith)

     (7)    Code of Ethics of PEPCO (to be filed by amendment)

Other       Powers of Attorney for C. Gary Gerst, John W. McCarter, Jr. and
Exhibits:   Paula Wolff dated February 24, 2000 (incorporated by reference to
            PEA No. 14 filed on May 1, 2000).

            Power of Attorney for Thomas J. Ryan dated February 7, 2000 (incorporated by reference to PEA No. 13 filed on February 16,
            2000).


Item 24.  Persons Controlled by or under Common Control with Registrant.

Not applicable.

Item 25.   Indemnification.

         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") contained in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser.

         Harris Investment Management, Inc. ("HIM"), an indirect wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, Harris Insight Government Money Market Fund, Harris Insight Core Equity Fund, Harris Insight Small-Cap Opportunity Fund, Harris Insight Index Fund, Harris Insight International Fund, Harris Insight Balanced Fund, Harris Insight Bond Fund, Harris Insight Intermediate Government Bond Fund, Harris Insight Intermediate Tax-Exempt Bond Fund, Harris Insight Tax-Exempt Bond Fund, Harris Insight Small-Cap Value Fund, Harris Insight Emerging Markets Fund, Harris Insight Small-Cap Growth Fund, Harris Insight High Yield Bond Fund, and Harris Insight Ultra Short Duration Bond Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                  Principal Business(es) During the
Name                        Position(s) with HIM                  Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Donald G.M. Coxe            Director, Chairman of the Board and   Chairman of the Board and Chief Strategist,
                            Chief Strategist                      Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.;
                                                                  Director, HIM Monegy, Inc.

Atul Tiwari                 Director                              Managing Director, BMO Nesbitt Burns Inc.;
                                                                  Senior Vice President, Harris N.A.  Formerly,
                                                                  President, Harris Insight Funds Trust.

Barry M. Cooper             Director                              Director, President and CEO, Jones Heward
                                                                  Investments, Inc.; Director, Chairman and CEO,
                                                                  Jones Heward Investment Counsel Inc.; Director,
                                                                  BMO Harris Investment Management Inc.; Director
                                                                  and Chairman, Guardian Group of Funds Ltd.
                                                                  ("GGOF"); Director, BMO Investments Inc.;
                                                                  Director, GGOF American Value Fund Ltd.;
                                                                  Director, GGOF Canadian Growth Fund Ltd.;
                                                                  Director, GGOF Monthly Dividend Fund Ltd.;
                                                                  Director, HIM Monegy, Inc.  Formerly, Chairman
                                                                  and CEO, BMO Harris Investment Management, Inc.

William A. Downe            Director                              Chief Operating Officer, Bank of Montreal;
                                                                  Director, BMO Nesbitt Burns Corporation
                                                                  Limited; Director, Chief Executive Officer,
                                                                  Harris Financial Corp.  Formerly, Deputy

                                                                  Principal Business(es) During the
Name                        Position(s) with HIM                  Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
                                                                  Chair, Bank of Montreal and Chief Executive Officer,
                                                                  BMO Nesbitt Burns, Inc.

William O. Leszinske        Director, President, Chief            President and Chief Investment Officer, Harris
                            Investment Officer                    Investment Management, Inc.; Director and
                                                                  Chairman of the Board, HIM Monegy, Inc.

Gilles G. Ouellette         Director                              President and Chief Executive Officer, Private
                                                                  Client Group, Bank of Montreal, and Deputy
                                                                  Chair, BMO Nesbitt Burns, Inc.; Director, HIM
                                                                  Monegy, Inc.

Randall J. Johnson          Chief Financial Officer and           Senior Partner, Harris Investment Management,
                            Treasurer                             Inc.; Chief Financial Officer, HIM Monegy, Inc.

Timothy Kane                Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank; Secretary, HIM Monegy, Inc.

         (b) Hansberger Global Investors, Inc. ("Hansberger") serves as the Investment Sub-Adviser of the Harris Insight International Fund and the Harris Insight Emerging Markets Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. ("Group Inc."). Group Inc. is currently majority controlled by Mr. Thomas L. Hansberger. Hansberger, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of March 31, 2005, Hansberger managed assets with a value of approximately $6.2 billion.

------------------------------------- --------------------------------------------- -----------------------------
       NAME AND POSITION WITH                                                          CONNECTION WITH OTHER
         INVESTMENT ADVISER                      NAME OF OTHER COMPANY                        COMPANY
------------------------------------- --------------------------------------------- -----------------------------
HANSBERGER, THOMAS LOREN              Hansberger Group, Inc.                        Director, CEO, President,
Chairman, CEO, Director and                                                         Chairman and Treasurer
Treasurer
                                      Hansberger Institutional Series               Chairman, President, Trustee

                                      Hansberger Global Investors (HK) Limited      Director, Shareholder


------------------------------------- --------------------------------------------- -----------------------------
JACKSON, J. CHRISTOPHER               Hansberger Group, Inc.                        Senior VP, General Counsel
Senior VP, General Counsel;                                                         and Assistant Secretary
Assistant Secretary, Director
                                                                                    Director
                                      Hansberger Global Investors (HK) Limited
                                                                                    Vice President and Secretary
                                      Hansberger Institutional Series

------------------------------------- --------------------------------------------- -----------------------------
HOLT, RONALD W.
Director, President and Managing
Director of Research

------------------------------------- --------------------------------------------- -----------------------------

------------------------------------- --------------------------------------------- -----------------------------
       NAME AND POSITION WITH                                                          CONNECTION WITH OTHER
         INVESTMENT ADVISER                      NAME OF OTHER COMPANY                        COMPANY
------------------------------------- --------------------------------------------- -----------------------------
REEVES, LAURETTA (RETZ)
Chief Investment Officer - Value
Team

------------------------------------- --------------------------------------------- -----------------------------
FREEMAN, WESLEY EDMOND                Hansberger Institutional Series               Vice President
Managing Director-Institutional
Marketing, Director

------------------------------------- --------------------------------------------- -----------------------------
CHRISTENSEN, JR., THOMAS ALLEN        Hansberger Institutional Series               Chief Financial Officer,
Chief Financial Officer                                                             Treasurer

                                      Hansberger Group, Inc.                        Chief Financial Officer

------------------------------------- --------------------------------------------- -----------------------------
MOORE-WESTER, SUSAN                   Hansberger Institutional Series               Chief Compliance Officer
Chief Compliance Officer
------------------------------------- --------------------------------------------- -----------------------------
TIBBLES, RALPH HENRY THOMAS
Chief Investment Officer - Growth
Team
------------------------------------- --------------------------------------------- -----------------------------
LEMANSKI, DAVID
Chief Administrative Officer
------------------------------------- --------------------------------------------- -----------------------------
RIDDLES, NEIL E.
Chief Operating Officer
------------------------------------- --------------------------------------------- -----------------------------
POON, MARK
Managing Director of Asia
------------------------------------- --------------------------------------------- -----------------------------
ALZURU, FANCISCO JOSE
Managing Director - Latin America
------------------------------------- --------------------------------------------- -----------------------------
FOONG, AUREOLE LEONGWEI
Managing Director of Emerging
Markets
------------------------------------- --------------------------------------------- -----------------------------

         HIM Monegy, Inc. ("Monegy") serves as the Investment Sub-Adviser of the Harris Insight High Yield Bond Fund. Monegy is a wholly owned subsidiary of HIM and is thus also an indirect wholly-owned subsidiary of the Bank of Montreal. Monegy, incorporated pursuant to the Canada Business Corporations Act, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and with the Ontario Securities Commission.

                                                                  Principal Business(es) During the
Name                        Position(s) with Monegy               Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Donald G.M. Coxe            Director                              Chairman of the Board and Chief Strategist,
                                                                  Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.

                                                                  Principal Business(es) During the
Name                        Position(s) with Monegy               Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Barry M. Cooper             Director                              Director, President and CEO, Jones Heward
                                                                  Investments, Inc.; Director, Chairman and CEO,
                                                                  Jones Heward Investment Counsel Inc.; Director,
                                                                  BMO Harris Investment Management Inc.; Director
                                                                  and Chairman, Guardian Group of Funds Ltd.
                                                                  ("GGOF"); Director, BMO Investments Inc.;
                                                                  Director, GGOF American Value Fund Ltd.;
                                                                  Director, GGOF Canadian Growth Fund Ltd.;
                                                                  Director, GGOF Monthly Dividend Fund Ltd;
                                                                  Director, Harris Investment Management, Inc.
                                                                  Formerly, Chairman and CEO, BMO Harris
                                                                  Investment Management, Inc.

William O. Leszinske        Director, Chairman of the Board       Director, President, and Chief Investment
                                                                  Officer, Harris Investment Management, Inc.

Gilles G. Ouellette         Director                              President and Chief Executive Officer, Private
                                                                  Client Group, Bank of Montreal, Deputy Chair,
                                                                  BMO Nesbitt Burns, Inc.; Director, Harris
                                                                  Investment Management, Inc.

Sadhana Valia               Director, President and Chief         President and Senior Portfolio Manager, HIM
                            Compliance Officer                    Monegy, Inc.

Daniel Atack                Managing Director                     Managing Director and Senior Portfolio Manager,
                                                                  HIM Monegy, Inc.

Randall J. Johnson          Chief Financial Officer               Chief Financial Officer, Treasurer, and Senior
                                                                  Partner, Harris Investment Management, Inc.

Timothy Kane                Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank; Secretary, Harris Investment
                                                                  Management, Inc.

Yasmin Horra                Assistant Secretary                   Assistant Secretary, BMO Nesbitt Burns Inc.

Lori Marchildon             Compliance Officer                    Managing Director and Head of Credit Research,
                                                                  HIM Monegy, Inc.  Formerly, Vice President and
                                                                  Compliance Officer, HIM Monegy, Inc.

Item 27.  Principal Underwriter

(a) PFPC Distributors, Inc. (the "Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of April 9, 2006, the Distributor acted as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds, Inc.
                           Atlantic Whitehall Funds Trust
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           Guidestone Funds

                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Harris Insight Funds Trust
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           Old Westbury Funds
                           The RBB Fund, Inc.
                           RS Investment Trust
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

              Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity Funds
                           International Dollar Reserve Fund I, Ltd.

              Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

              Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

              Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406

         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

         Brian Burns           -  Chairman, Chief Executive Officer, Director and President
         Michael Denofrio      -  Director
         Nicholas Marsini      -  Director
         Rita G. Adler         -  Chief Compliance Officer
         John Munera           -  Anti-Money Laundering Officer
         Christine A. Ritch    -  Chief Legal Officer, Assistant Secretary and Assistant Clerk
         Bradley A. Stearns    -  Secretary and Clerk
         Julie Bartos          -  Assistant Secretary and Assistant Clerk
         Bradley A. Stearns    -  Assistant Secretary and Assistant Clerk
         Amy Brennan           -  Assistant Secretary and Assistant Clerk
         Craig Stokarski       -  Treasurer and Financial & Operations Principal,


                                  Chief Financial Officer
         Maria Schaffer        -  Controller and Assistant Treasurer
         Bruno Di Stefano      -  Vice President
         Susan K. Moscaritolo  -  Vice President

Item 28.  Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 3200 Horizon Drive, King of Prussia, PA 19406; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; Harris Investment Management, Inc., 190 South LaSalle Street, Chicago, Illinois 60603; or Harris N.A., 111 West Monroe Street, Chicago, Illinois 60603.

Item 29.  Management Services.

         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on May 5, 2006.

                                                  Harris Insight Funds Trust

                                                  /s/ John L. Shields
                                                  -------------------
                                                  By: John L. Shields, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to the Registration Statement has been signed below by the following persons in their capacities with the Registrant on the date indicated:

Signature                   Title                              Date
--------------------------  ---------------------------        -----------------

/s/ John L. Shields
-------------------------
John L. Shields             President and Chief                5 May 2006
                            Executive Officer

/s/ Steven B. Richard
-------------------------
Steven B. Richard           Treasurer and Principal            5 May 2006
                            Financial and Accounting
                            Officer

C. Gary Gerst*              Chairman of the                    5 May 2006
                            Board of Trustees;
                            Trustee

John W. McCarter, Jr.*      Trustee                            5 May 2006

Paula Wolff*                Trustee                            5 May 2006

* By:    /s/ Timothy Kane
         ----------------
         Timothy Kane
         Attorney-in-Fact pursuant to powers of attorney dated 1 February 2000, 7 February 2000, 24 February 2000, 8 December 2003.

                   Index of Exhibits Filed with this Amendment

        Exhibit
         Number                           Exhibit

         (d)(7) Form of Advisory Contract between Registrant and Phoenix Investment Counsel, Inc. ("PIC").

         (d)(8)   Form of Investment Sub-Advisory Contract between PIC and HIM.

         (d)(9) Form of Investment Sub-Advisory Contract between PIC and Vontobel Asset Management, Inc.

         (d)(10) Form of Investment Sub-Advisory Contract between PIC and Seneca Capital Management LLC

         (e)(2) Form of Distribution Agreement between the Registrant and Phoenix Equity Planning Corporation ("PEPCO")

         (h)(16)  Form of Administration Agreement between Registrant and PEPCO

         (h)(17) Form of Transfer Agency Service Agreement between Registrant and PEPCO

         (i)      Legal opinion and consent of Bell, Boyd & Lloyd LLC.

         (j)      Consent of Independent Accountants.

         (m)(2) Service Plan pursuant to Rule 12b-1 and related Form of Shareholder Servicing Agreement dated 10 April 2006 relating to A Shares

         (m)(3)   Class C Shares Distribution Plan Pursuant to Rule 12b-1

         (n)(1)   Revised Multi-Class Plan dated April 10, 2006

         (p)(4)   Code of Ethics of PIC

         (p)(5)   Code of Ethics of Vontobel Asset Management, Inc.

         (p)(6)   Code of Ethics of Seneca Capital Management LLC